As filed with the Securities and Exchange Commission on July 31, 2002.

                                                      1933 Act File No. 2-75093
                                                      1940 Act File No. 811-3333

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                        Pre-Effective Amendment No. _____
                        Post-Effective Amendment No. _32_

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                        -

                               Amendment No. __34_

                           USAA TAX EXEMPT FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 9800 FREDERICKSBURG ROAD, SAN ANTONIO, TX 78288
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0600

                          Michael D. Wagner, Secretary
                           USAA TAX EXEMPT FUND, INC.
                            9800 Fredericksburg Road
                           SAN ANTONIO, TX 78288-0227
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485

___  immediately  upon filing  pursuant to  paragraph (b)
_X_ on August 1, 2002 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Exhibit Index on Pages 390 - 392


                                                                   Page 1of 500

                                     Part A


                              Prospectuses for the

                    Long-Term, Intermediate-Term, Short-Term

                       and Tax Exempt Money Market Funds,

               California Bond and California Money Market Funds,

               New York Bond and New York Money Market Funds, and

                  Virginia Bond and Virginia Money Market Funds

                               are included herein

                                     Part A


                               Prospectus for the

                    Long-Term, Intermediate-Term, Short-Term

                        and Tax Exempt Money Market Funds

                                                                 PROSPECTUS
                                                                 AUGUST 1, 2002


                                 USAA NATIONAL
                                TAX-EXEMPT Funds


                              USAA LONG-TERM FUND
                          USAA INTERMEDIATE-TERM FUND
                              USAA SHORT-TERM FUND
                       USAA TAX EXEMPT MONEY MARKET FUND


     As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved any of these Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------


Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT ARE EACH FUND'S INVESTMENT
     OBJECTIVES AND MAIN STRATEGIES?                                      3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THESE FUNDS?                 3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THESE FUNDS FLUCTUATE?                                            5

     FEES AND EXPENSES                                                   16

     FUND INVESTMENTS                                                    18

     FUND MANAGEMENT                                                     29

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         32

     HOW TO INVEST                                                       33

     HOW TO REDEEM                                                       37

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           39

     EXCHANGES                                                           41

     SHAREHOLDER INFORMATION                                             42

     FINANCIAL HIGHLIGHTS                                                46

     APPENDIX A                                                          51

     APPENDIX B                                                          56

     ADDITIONAL FUND INFORMATION                                         60


USAA National Tax Exempt Funds - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND MAIN STRATEGIES?

              Each Fund has a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

              LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS

              The Long-Term, Intermediate-Term, and Short-Term Funds invest primarily in investment-grade tax-exempt securities differentiated by maturity limitations. The dollar-weighted average portfolio maturity for the Long-Term Fund is ten years or more, the Intermediate-Term Fund is between three and ten years, and the Short-Term Fund is three years or less.

              TAX EXEMPT MONEY MARKET FUND

              The  Tax  Exempt  Money   Market  Fund  invests  in   high-quality
              tax-exempt securities with maturities of 397 days or less.

              Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 18 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THESE FUNDS?

              The three main risks of investing in these Funds are credit risk, market risk, and management risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

                                                                  3 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

                [] CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.

                [] MARKET RISK involves the  possibility  that the value of each
                   Fund's investments will decline because of an increase in interest rates, or to adverse changes in supply and demand for municipal securities, or other market factors.

              IF INTEREST RATES INCREASE: the yield of each Fund may increase and the market value of the Long-Term, Intermediate-Term, and Short-Term Funds' securities will likely decline, adversely affecting the net asset value and total return. The Tax Exempt Money Market Fund's total return may increase.

              IF INTEREST RATES DECREASE: the yield of each Fund may decrease and the market value of the Long-Term, Intermediate-Term, and Short-Term Funds' securities may increase, which would likely increase the Fund's net asset value and total return. The Tax Exempt Money Market Fund's total return may decrease.

                [] MANAGEMENT RISK involves the possibility  that the investment techniques and risk analyses used by each Fund's managers will not produce the desired results.

              Other risks of investing in any of these Funds include call risk and structural risk.

              As you consider an investment in any of these Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in any of these Funds is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax Exempt Money Market Fund seeks to preserve the value of your


USAA National Tax Exempt - 4

--------------------------------------------------------------------------------

              investment at $1 per share, it is possible to lose money by investing in that Fund.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout the prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THESE FUNDS FLUCTUATE?

              Yes, it could. In fact, the value of your investment in the Long-Term, Intermediate-Term, and Short-Term Funds will fluctuate with the changing market values of the investments in the Fund. We manage the Tax Exempt Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

              The value of the securities in which the Long-Term, Intermediate-Term, and Short-Term Funds invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations.

              The bars charts on the following pages illustrate the Funds' volatility and performance from year to year for each full calendar year over the past ten years.


              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

                                                                  5 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              LONG-TERM FUND

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           8.62%
                    1993          12.51%
                    1994          -7.92%
                    1995          18.58%
                    1996           4.47%
                    1997          10.38%
                    1998           5.97%
                    1999          -5.04%
                    2000          12.11%
                    2001           4.33%


                            6-MONTH YTD TOTAL RETURN
                                4.35% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            7.77% 1ST QTR. 1995                -5.55% 1ST QTR. 1994

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The table on the next page shows how the Long-Term Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect

USAA National Tax-Exempt Funds - 8

--------------------------------------------------------------------------------

              the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                      LIFE OF
                                    PAST       PAST        PAST        FUND
  LONG-TERM FUND                    1 YEAR     5 YEARS     10 YEARS   3/19/82
--------------------------------------------------------------------------------
  Return Before Taxes               4.33%      5.38%       6.12%      9.10%
  Return After Taxes on
   Distributions                    4.33%      5.38%       5.96%      8.97%
  Return After Taxes on
   Distributions and Sale
   of Fund Shares                   4.80%      5.45%       6.03%      8.91%
.................................................................................

  Lehman Brothers Municipal
   Bond Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)    5.13%      5.98%       6.63%     9.69%+
.................................................................................

  Lipper General Municipal Debt
   Funds Index** (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES,
   OR TAXES)                        4.15%      5.10%       6.01%     9.47%+

  * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

  ** THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN MUNICIPAL DEBT ISSUES IN THE TOP FOUR CREDIT RATINGS.

  + THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX ARE CALCULATED AT THE END OF THE MONTH, FEBRUARY 28, 1982, WHILE THE FUND'S INCEPTION DATE IS MARCH 19, 1982. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.
================================================================================

              NONE OF THE LONG-TERM FUND'S RETURN WAS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR INDIVIDUALS.

                                                                  7 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

         INTERMEDIATE-TERM FUND


[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           8.49%
                    1993          11.47%
                    1994          -4.03%
                    1995          15.07%
                    1996           4.49%
                    1997           9.39%
                    1998           6.32%
                    1999          -2.61%
                    2000           9.83%
                    2001           5.55%


                            6-MONTH YTD TOTAL RETURN
                                3.67% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            5.50% 1ST QTR. 1995                -4.63% 1ST QTR. 1994


              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The table on the next page shows how the Intermediate-Term Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect

USAA National Tax-Exempt Funds - 8

--------------------------------------------------------------------------------

              the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.



================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                      LIFE OF
                                    PAST       PAST        PAST        FUND
  INTERMEDIATE-TERM FUND            1 YEAR     5 YEARS     10 YEARS   3/19/82
--------------------------------------------------------------------------------
  Return Before Taxes               5.55%      5.60%       6.24%      8.29%
  Return After Taxes on
   Distributions                    5.55%      5.60%       6.21%      8.26%
  Return After Taxes on
   Distributions and Sale
   of Fund Shares                   5.47%      5.58%       6.14%      8.15%
.................................................................................

  Lehman Brothers Municipal
   Bond Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)    5.13%      5.98%       6.63%      9.69+
.................................................................................

  Lipper Intermediate Municipal
   Debt Funds Index** (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES,
   OR TAXES)                        4.80%      4.96%       5.50%       N/A


  * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

  ** THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE TO TEN YEARS.

  + THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS CALCULATED AT THE END OF THE MONTH, FEBRUARY 28, 1982, WHILE THE FUND'S INCEPTION DATE IS MARCH 19, 1982. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.
================================================================================

              NONE OF THE INTERMEDIATE-TERM FUND'S RETURN WAS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR INDIVIDUALS.


                                                                  9 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              SHORT-TERM FUND

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           5.96%
                    1993           5.52%
                    1994            .82%
                    1995           8.11%
                    1996           4.44%
                    1997           5.85%
                    1998           4.95%
                    1999           1.64%
                    2000           6.03%
                    2001           5.10%


                            6-MONTH YTD TOTAL RETURN
                                2.53% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            2.57% 1ST QTR. 1995                -1.05% 1ST QTR. 1994


              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The table on the next page shows how the Short-Term Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the

USAA National Tax-Exempt - 10

--------------------------------------------------------------------------------

              return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                   LIFE OF
                                    PAST      PAST       PAST       FUND
 SHORT-TERM FUND                   1 YEAR    5 YEARS    10 YEARS   3/19/82
--------------------------------------------------------------------------------
 Return Before Taxes               5.10%     4.70%      4.82%       5.99%
 Return After Taxes on
  Distributions                    5.10%     4.70%      4.82%       5.98%
 Return After Taxes on
  Distributions and Sale
  of Fund Shares                   4.77%     4.68%      4.79%       5.94%
.................................................................................

 Lehman Brothers Municipal
  Bond Index* (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES,
  OR TAXES)                        5.13%     5.98%      6.63%      9.69%+
.................................................................................

 Lipper Short Municipal Debt
  Funds Index** (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES,
  OR TAXES)                        4.79%     4.23%       N/A         N/A


  * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

  ** THE LIPPER SHORT MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN THREE YEARS.

  + THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS CALCULATED AT THE END OF THE MONTH, FEBRUARY 28, 1982, WHILE THE FUND'S INCEPTION DATE IS MARCH 19, 1982. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.
================================================================================

                                                                  11- Prospectus

              TAX EXEMPT MONEY MARKET FUND

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           3.12%
                    1993           2.38%
                    1994           2.64%
                    1995           3.70%
                    1996           3.34%
                    1997           3.46%
                    1998           3.37%
                    1999           3.15%
                    2000           3.89%
                    2001           2.60%



                            6-MONTH YTD TOTAL RETURN
                                 .61% (6/30/02)
                BEST QUARTER*                      WORST QUARTER*
             1.02% 4TH QTR. 2000                 .43% 4TH QTR. 2001

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The following table shows the Tax Exempt Money Market Fund's average annual total returns for the one-, five-, and ten-year periods, as well as of the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                   LIFE OF
                                    PAST      PAST       PAST       FUND
                                   1 YEAR    5 YEARS    10 YEARS   2/6/84
--------------------------------------------------------------------------------
 Tax Exempt Money Market Fund       2.60%     3.29%      3.16%     4.15%


USAA National Tax-Exempt Funds- 12

--------------------------------------------------------------------------------

              YIELD

              All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

    ----------------------------------------------------------------------------
    [ARROW] YIELD IS ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

    [ARROW] EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.
    ----------------------------------------------------------------------------


              LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS

              The Long-, Intermediate-, and Short-Term Funds may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Funds' 30-day yields for the period ended December 31, 2001, were as follows:

              ------------------------------------------------
              LONG-TERM FUND                       4.83%
              INTERMEDIATE-TERM FUND               4.15%
              SHORT-TERM FUND                      3.09%
              ------------------------------------------------

              TAX EXEMPT MONEY MARKET FUND

              The Tax Exempt Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or a tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2001, was 1.54%.


                                                                 13 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              TAX-EQUIVALENT YIELD


              Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal marginal income tax rate and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable is the Fund's tax exemption.

              Since our Funds do not currently own and do not intend to own securities on which the interest is subject to the alternative minimum tax, the calculations below apply to all individual shareholders regardless of their status.

              For example, if you assume a federal marginal tax rate of 35.5%, the Funds' tax-equivalent yields for the period ended December 31, 2001, would be as follows:

--------------------------------------------------------------------------------
                                                               TAX-EQUIVALENT
                                                   YIELD           YIELD
--------------------------------------------------------------------------------

    Long-Term Fund (30 day)                        4.88%           7.57%
    Intermediate-Term Fund (30 day)                4.15%           6.43%
    Short-Term Fund (30 day)                       3.09%           4.79%
    Tax Exempt Money Market Fund (7 day)           1.54%           2.39%

              Using the example, to exceed the 30-day yield of the Long-Term Fund on an after-tax basis, you would have needed a fully taxable investment that yielded more than 7.57%. Likewise, to exceed the 7-day yield of the Tax Exempt Money Market Fund, you would have needed a fully taxable investment that yielded more than 2.39%.


USAA National Tax-Exempt Funds - 14

--------------------------------------------------------------------------------

              For more information on calculating tax-equivalent yields, see APPENDIX B on page 56.


              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for these Funds through our usaa.com Internet web site once you have established Internet access. See page 35 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the fund you would like to receive information on followed by the pound sign (#) when asked for a fund code.

     -----------------------------------------------
     [ARROW]  FUND NUMBER
              LONG-TERM FUND                 43
              INTERMEDIATE-TERM FUND         44
              SHORT-TERM FUND                45
              TAX EXEMPT MONEY MARKET FUND   46
     -----------------------------------------------

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

                                                                 15 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

   --------------------------------------------------
    [ARROW]   TICKER SYMBOL
              LONG-TERM FUND                 USTEX
              INTERMEDIATE-TERM FUND         USATX
              SHORT-TERM FUND                USSTX
              TAX EXEMPT MONEY
              MARKET FUND                    USEXX

    [ARROW]   NEWSPAPER SYMBOL
              LONG-TERM FUND                 TxELT
              INTERMEDIATE-TERM FUND         TxElt
              SHORT-TERM FUND                TxESh
    -------------------------------------------------


     FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in these Funds.


              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)


              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures on the next page show actual expenses during the past fiscal year ended March 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.


USAA National Tax-Exempt Funds - 16

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                    TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION     OTHER         OPERATING
                          FEES         (12b-1)       EXPENSES        EXPENSES
--------------------------------------------------------------------------------

 Long-Term Fund           .28%          None          .23%            .51%*
 Intermediate-Term Fund   .28%          None          .23%            .51%*
 Short-Term Fund          .28%          None          .24%            .52%*
 Tax Exempt Money
 Market Fund              .28%          None          .21%            .49%*


   * THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUNDS' CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENTS. FOR THE FISCAL YEAR ENDED MARCH 31, 2002, THESE FEE OFFSET ARRANGEMENTS REDUCED THE TOTAL EXPENSES OF THE LONG-TERM, INTERMEDIATE-TERM, SHORT-TERM, AND THE TAX EXEMPT MONEY MARKET FUNDS BY 0.01%, 0.01%, 0.02%, AND 0.00%, RESPECTIVELY.

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------


              EXAMPLE OF EFFECT OF THE FUNDS' OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of those periods shown.

--------------------------------------------------------------------------------
                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
  Long-Term Fund                       $52      $164       $285        $640
  Intermediate-Term Fund               $52      $164       $285        $640
  Short-Term Fund                      $53      $167       $291        $653
  Tax Exempt Money Market Fund         $50      $157       $274        $616


                                                                 17 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

              Each Fund's principal strategy is the investment of its assets in securities, the interest from which, in the opinion of counsel to the issuer, is excluded from gross income for federal income tax purposes, but may be subject to state and local taxes.

              These securities include municipal debt obligations that have been issued by states and their political subdivisions, and duly constituted state and local authorities and corporations as well as securities issued by certain U.S. territories or possessions, such as Puerto Rico, the Virgin Islands, and Guam. Tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

              Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities.

      [ARROW] WHAT  TYPES  OF TAX-EXEMPT  SECURITIES  WILL  BE  INCLUDED IN EACH
              FUND'S PORTFOLIO?

              Each Fund's assets may be invested in any of the following tax-exempt securities:


              [] GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

USAA National Tax-Exempt Funds - 18

--------------------------------------------------------------------------------

              [] REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

              [] LEASE OBLIGATIONS backed by the municipality's covenant to budget for the payments due under the lease obligation;

              []   PRIVATE ACTIVITY BONDS  issued by  or  on  behalf  of  public
                   authorities   to   obtain   funds   for   privately  operated
                   facilities;

              [] INVERSE FLOATING RATE SECURITIES (except the Tax Exempt Money Market Fund) whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond; and

              [] SYNTHETIC INSTRUMENTS, which combine a municipality's long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the securities maturity.

              As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of each Fund's assets in short-term securities whether or not they are exempt from federal income tax. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

                                                                 19 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

      [ARROW] WHAT ARE THE PRINCIPAL RISKS ASSOCIATED  WITH INVESTMENTS  IN TAX-
              EXEMPT SECURITIES?

              The three principal risks associated with investing in tax-exempt securities are credit risk, market risk, and management risk.

              CREDIT RISK. The securities in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. We attempt to minimize the Funds' credit risks by investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

              When evaluating potential investments for the Funds, our analysts also independently assess credit risk and its impact on the Funds' portfolios. Securities in the lowest investment grade ratings category (BBB) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

              MARKET RISK. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

USAA National Tax-Exempt Funds - 20

              MANAGEMENT RISK: These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by each Fund's managers will produce the desired results.

      [ARROW] WHAT OTHER  RISKS  ARE  ASSOCIATED WITH  INVESTMENTS IN TAX-EXEMPT
              SECURITIES?

              Two  other  risks  that  are  applicable  to  certain   tax-exempt
              securities are call risk and structural risk.

              CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

              Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

              Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is impacted in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

                                                                 21 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the Tax-Exempt Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

      [ARROW] WHAT ARE THE DIFFERENCES BETWEEN  THE LONG-TERM, INTERMEDIATE-TERM
              AND SHORT-TERM FUNDS?

              The differences in the Funds are in the weighted average maturities of all the securities in the portfolios. Generally, the longer the maturity, the higher the yield and the greater the price volatility.

              ------------------------------------------------------------------
                                   MATURITY LIMITS

                                                   PORTFOLIO WEIGHTED
                  FUND                             AVERAGE MATURITY
              ------------------------------------------------------------------
                  Long-Term                        10 years or more
                  Intermediate-Term                3-10 years
                  Short-Term                       3 years or less


USAA National Tax-Exempt Funds - 22

--------------------------------------------------------------------------------

              Within these limitations, a Fund may purchase individual securities with stated maturities greater than the Fund's weighted average maturity limits. In determining a security's maturity for purposes of calculating a Fund's weighted average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the weighted average maturities of these Funds' portfolios, see INVESTMENT POLICIES in the statement of additional information.


      [ARROW] ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

              Each Fund is considered diversified under the federal securities laws. With respect to the Long-Term Fund, the Intermediate-Term Fund, and the Short-Term Fund, this means that we will not invest more than 5% in any one issuer with respect to 75% of the Funds' assets. With respect to the remaining 25% of the Funds' assets, we could invest more than 5% in any one, or more, issuers.

              With respect to the Tax Exempt Money Market Fund, we will not generally invest more than 5% of the Fund's assets in any one or more issuers. Also, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward these limitations.

              We also may not invest more than 25% of a Fund's assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in private activity bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund's assets in tax-exempt private activity bonds. The 25%


                                                                 23 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              industry limitation does not apply to general obligation bonds or bonds that are escrowed in U.S. government securities.


      [ARROW] DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

              Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance does not eliminate completely the risk of investing in the issuer.


      [ARROW] WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO
              FEDERAL INCOME TAXES?

              During  normal  market  conditions,  at least  80% of each  Fund's annual income will be excluded from gross income for federal income tax purposes. This policy may only be changed by a shareholder vote. Since the Funds' inceptions, any taxable interest income distributed to shareholders has been minimal.

              However, gains and losses from trading securities that occur during the normal course of managing a fund may create net capital gain distributions. The Internal Revenue Code presently treats these distributions differently than tax-exempt interest income in the following ways:

              [] Distributions of net short-term capital gains are taxable as ordinary income.

              [] Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of the length of time you have held the Fund shares.

              [] Both short-term and long-term capital gains are taxable whether received in cash or reinvested in additional shares.

USAA National Tax-Exempt Funds - 24

--------------------------------------------------------------------------------

      [ARROW] WILL  INCOME  FROM  THE  FUNDS BE SUBJECT  TO FEDERAL  ALTERNATIVE
              MINIMUM TAX (AMT) FOR INDIVIDUALS?

              During normal market conditions, at least 80% of each Fund's annual income will be excluded from the calculation of the federal AMT for individuals. This policy may only be changed by a shareholder vote. Since inception, the Funds have not distributed any income that is subject to the federal AMT for individuals, and we do not intend to invest in securities subject to the federal AMT. However, of course, changes in federal tax laws or other unforeseen circumstances could result in income subject to the federal AMT for individuals.

              LONG-, INTERMEDIATE-, AND SHORT-TERM FUNDS

      [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUNDS' INVESTMENTS?

              Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch Ratings (Fitch) or in the highest short-term rating category by Moody's, S&P, or Fitch. If a security is not rated by these rating agencies, we must determine that the security is of equivalent investment quality.

              In no event will we purchase a security for the Fund unless it is rated at least investment grade at the time of purchase. Investment-grade securities are those securities rated within the four highest long-term rating categories by Moody's (Baa or higher), S&P, or Fitch (BBB or higher), or in the two highest short-term rating categories by these rating agencies. If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

              On occasion, we may purchase a credit rating on a particular security when we believe it will provide an anticipated benefit to the Fund.

                                                                 25 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              You will find a complete description of the above tax-exempt ratings in the Funds' statement of additional information.


      [ARROW] WHAT HAPPENS  IF THE  RATING  OF  A  SECURITY  IS DOWNGRADED BELOW
              INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.


              TAX EXEMPT MONEY MARKET FUND

      [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS AT THE TIME
              OF PURCHASE?

              The  Fund's   purchases   consist  of   securities   meeting   the
              requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

              []   issued or guaranteed by the U.S. government  or any agency or
                   instrumentality   thereof,    including    "prerefunded"  and
                   "escrowed to maturity" tax-exempt securities

              [] rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations


USAA National Tax-Exempt Funds - 26

--------------------------------------------------------------------------------

                   (NRSROs), or by one NRSRO if the security is rated by only one NRSRO

              [] unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated or

              []   unrated but determined by us to be of comparable quality

              In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

      [ARROW] WHO   ARE    THE    NATIONALLY   RECOGNIZED   STATISTICAL   RATING
              ORGANIZATIONS?

              Current NRSROs include:

              []   Moody's Investors Service

              []   Standard & Poor's Ratings Group

              []   Fitch Ratings


      [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

              If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.


      [ARROW] WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

              While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

              For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in

                                                                 27 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

              There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less. The maturity of each security is calculated based upon SEC guidelines.

     ---------------------------------------------------------------------------
     [ARROW] DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
     ---------------------------------------------------------------------------


              Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

              For additional information about other securities in which we may invest each of the Fund's assets, see APPENDIX A on page 51.

USAA National Tax-Exempt Funds - 28

--------------------------------------------------------------------------------

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $40 BILLION AS OF JUNE 30, 2002.
      --------------------------------------------------------------------------

              We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Funds' portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. For our services, the Funds pay us an annual fee. The fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee for each Fund was computed and paid at twenty-eight one-hundredths of one percent (.28%) of average net assets for the fiscal year ended March 31, 2002.

              Beginning with the month ended July 31, 2002, the investment management fee for each of the Long-, Intermediate-, and
              Short-Term Funds is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, Intermediate Municipal Debt Funds Index, and Short Municipal Debt Funds Index, respectively. The base fee for each Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing each Fund's performance to that of its respective LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consists of the previous twelve-month

                                                                 29 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LONG-TERM FUND - LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX

              INTERMEDIATE-TERM FUND - LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX

              SHORT-TERM FUND - LIPPER SHORT MUNICIPAL DEBT FUNDS INDEX
     ---------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
              +/- 20 to 50                              +/- 4
              +/- 51 to 100                             +/- 5
           +/- 101 and greater                          +/- 6


       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

USAA National Tax-Exempt Funds - 30

--------------------------------------------------------------------------------

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Funds.


              PORTFOLIO MANAGERS
              ------------------------------------------------------------------


              LONG-TERM FUND

              Robert R. Pariseau, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since May 1995. He has 18 years' investment management experience working for us. Mr. Pariseau earned the Chartered Financial Analyst designation in 1987 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MBA from Lindenwood College and a BS from the U.S. Naval Academy.

              INTERMEDIATE-TERM FUND AND SHORT-TERM FUND

              Clifford A. Gladson, CFA, vice president of Fixed Income Investments, has managed the Funds since April 1993 and April 1994, respectively. He has 15 years' investment management experience and has worked for us for 12 years. Mr. Gladson earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the
              University of Wisconsin-Milwaukee and a BS from Marquette University.

                                                                 31 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              TAX EXEMPT MONEY MARKET FUND

              Anthony M. Era, Jr., assistant vice president of Money Market Funds, has managed the Fund since February 2000. He has 15 years' investment management experience and has worked for us for 14 years. Mr. Era is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the Bank and Financial Analysts of New York. He holds a Master's Degree in Finance from the University of Texas at San Antonio and a BA from Creighton University, Omaha, Nebraska.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Funds, as well as other functions.

USAA National Tax-Exempt Funds - 32

--------------------------------------------------------------------------------

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Funds, including a transaction fee if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

                                                                 33 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. Each Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in a Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                [] $3,000

              ADDITIONAL MINIMUM PURCHASES

                [] $50  minimum  per  transaction,   per  account.   (Except  on
                   transfers from brokerage accounts into the Tax Exempt Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.


USAA National Tax-Exempt Funds - 34

--------------------------------------------------------------------------------

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                [] You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                [] To open an account, send your application and check to:

                         USAA Investment Management Company
                         9800 Fredericksburg Road
                         San Antonio, TX 78288
                         (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                [] To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                         USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, TX 78288

              IN PERSON

                [] To open an account,  bring your  application and check to our
                   San Antonio investment sales and service office at:

                         USAA Federal Savings Bank
                         10750 Robert F. McDermott Freeway
                         San Antonio, TX 78288

                                                                 35 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              BANK WIRE

                [] To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                         State Street Bank and Trust Company
                         Boston, MA 02101
                         ABA#011000028
                         Attn: USAA Tax Exempt Fund Name
                         USAA Account Number: 69384998
                         Shareholder(s) Name(s) ___________________
                         Shareholder(s) Mutual Fund Account No.______

              ELECTRONIC FUNDS TRANSFER (EFT)

                [] Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                [] If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                [] In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA National Tax-Exempt Funds - 36

--------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                [] To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

                                                                 37 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE,
              OR TOUCHLINE(R)

                [] Access usaa.com.

                [] Send your written instructions to:

                         USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio,  TX 78288
                         (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)

                [] Visit a  member  service  representative  at our San  Antonio investment sales and service office at USAA Federal Savings Bank.

                [] Send a signed fax to  1-800-292-8177,  or send a telegram to
                   USAA Shareholder Account Services.

                [] Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                [] Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are


USAA National Tax-Exempt Funds - 38

--------------------------------------------------------------------------------

              sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              CHECKWRITING

                [] Checks can be issued for the  Short-Term  Fund and Tax Exempt
                   Money Market Fund accounts. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                         USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, TX 78288

              You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

              USAA BROKERAGE SERVICES

                [] Call toll free  1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

              Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

                                                                 39 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              Each Fund reserves the right to:

                [] reject purchase or exchange orders when in the  best interest of the Fund

                [] limit or  discontinue  the  offering  of  shares  of the Fund without notice to the shareholders

                [] calculate the NAV per  share on  a business day that the NYSE is closed

                [] impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                []|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question

USAA National Tax-Exempt Funds - 40

--------------------------------------------------------------------------------

                   (the statement of additional information contains information on acceptable guarantors)

                [] redeem an account with less than 50 full shares, with certain limitations


EXCHANGES
              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Funds have undertaken certain procedures regarding telephone transactions as described on page 38.

                                                                 41 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Securities of the Long-Term, Intermediate-Term, and Short-Term Funds are valued each business day at their current market value as determined by a pricing service approved by the Funds' Board of Directors. Securities that cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using procedures approved by the Funds' Board of Directors. In addition, securities purchased with


USAA National Tax-Exempt Funds - 42

--------------------------------------------------------------------------------

              maturities of 60 days or less and all securities of the Tax Exempt Money Market Fund are stated at amortized cost, which approximates market value.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions from each Fund's net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. Ordinarily, any net capital gain distributions will be paid in December of each year. The Funds will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the Tax Exempt Funds (except the Tax Exempt Money Market Fund, which will not make any such distributions) will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of a Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes.

      --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

                                                                 43 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual income will be exempt from federal and state income taxes, we may invest up to 20% of each Fund's assets in securities that generate income not exempt from federal or state income taxes. Interest income is being exempt for federal income tax purposes, does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. A Fund's interest income also may be a Tax Preference Item. As discussed earlier on page 24, net capital gains distributed by a Fund will be taxable. In addition, gain on the sale of a Fund's shares is taxable. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions (other than redemptions of Tax Exempt Money Market Fund shares) payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions payable to any such shareholder who:

                []  underreports dividend or interest income or

                [] fails to certify that he or she is not subject to backup withholding.

USAA National Tax-Exempt Funds - 44

--------------------------------------------------------------------------------

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds and the percentage and source of interest income earned on tax-exempt securities held by the Funds during the preceding year.

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


                                                                 45 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

USAA National Tax-Exempt Funds - 46

--------------------------------------------------------------------------------

              LONG-TERM FUND



                                        Year Ended March 31,
                        -----------------------------------------------------------
                            2002        2001        2000        1999       1998
                        -----------------------------------------------------------
Net asset value at
  beginning of period   $    13.41   $    12.75  $    13.92  $    14.00 $     13.22
                        -----------------------------------------------------------
Income from investment
  operations:
  Net investment income        .70          .74         .76         .76         .78
  Net realized and
  unrealized gain (loss)      (.30)         .66       (1.17)       (.08)        .78
                        -----------------------------------------------------------
Total from investment
  operations                   .40         1.40        (.41)        .68        1.56
Less distributions:
  From net investment
  income                      (.70)        (.74)       (.76)       (.76)      (.78)
                        -----------------------------------------------------------
Net asset value
  at end of period      $    13.11   $    13.41  $    12.75  $    13.92 $     14.00
                        ===========================================================
Total return (%)*             3.03        11.35       (2.95)       4.98       12.04
Net assets at end of
  period (000)          $2,092,574   $2,098,984  $1,935,892  $2,168,242  $2,042,525
Ratio of expenses to
  average net assets (%)       .46(a)       .36         .36         .36         .36
Ratio of net investment
  income to average
  net assets (%)              5.25         5.72        5.77        5.44        5.65
Portfolio turnover (%)       39.84        46.62       29.04       29.56       35.20


   * Assumes reinvestment of all dividend income distributions during the period.
 (a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.

                                                                 47 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

              INTERMEDIATE-TERM FUND


                                         Year Ended March 31,
                        -----------------------------------------------------------
                           2002         2001        2000         1999       1998
                        -----------------------------------------------------------
Net asset value at
  beginning of period   $    13.09   $    12.58  $    13.39  $    13.38  $    12.77
                        -----------------------------------------------------------
Income from investment
  operations:
  Net investment income        .67          .69         .69         .70         .71
  Net realized and
  unrealized gain (loss)      (.16)         .51        (.81)        .01         .61
                        -----------------------------------------------------------
Total from investment
  operations                   .51         1.20        (.12)        .71        1.32
                        -----------------------------------------------------------
Less distributions:
  From net investment
  income                      (.67)        (.69)       (.69)      (.70)        (.71)
                        -----------------------------------------------------------
Net asset value
  at end of period      $    12.93   $    13.09  $    12.58  $    13.39  $    13.38
                        ===========================================================
Total Return (%)*             3.90         9.83        (.84)       5.42       10.59
Net assets at end of
  period (000)          $2,433,955   $2,310,809  $2,123,310  $2,344,401  $2,039,505
Ratio of expenses to
  average net assets (%)       .46(a)       .36         .36         .36         .37
Ratio of net investment
  income to average
  net assets (%)              5.06         5.41        5.39        5.21        5.42
Portfolio turnover (%)       12.97         9.41       10.46       11.85        7.87


  * Assumes reinvestment of all dividend income distributions during the period.

 (a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.

USAA National Tax-Exempt Funds - 48

--------------------------------------------------------------------------------

                SHORT-TERM FUND


                                       Year Ended March 31,
                        -----------------------------------------------------------
                           2002         2001         2000       1999       1998
                        -----------------------------------------------------------
Net asset value at
   beginning of period  $    10.69   $    10.46  $    10.72  $    10.74  $    10.57
                        -----------------------------------------------------------
Income from investment
  operations:
  Net investment income        .42          .48         .47         .49         .49
  Net realized and
  unrealized gain (loss)      (.04)         .23        (.26)       (.02)        .17
                        -----------------------------------------------------------
Total from investment
  operations                   .38          .71         .21         .47         .66
                        -----------------------------------------------------------
Less distributions:
   From net investment
   income                     (.42)        (.48)       (.47)       (.49)      (.49)
                        -----------------------------------------------------------
Net asset value
  at end of period      $    10.65    $   10.69  $    10.46  $    10.72  $    10.74
                        ===========================================================
Total return (%)*             3.60         7.00        2.05        4.46        6.35
Net assets at end of
  period (000)          $1,147,291   $1,024,143  $  967,620  $1,033,560  $  970,805
Ratio of expenses to
  average net assets (%)       .48(a)       .38         .38         .38         .39
Ratio of net investment
  income to average
  net assets (%)              3.90         4.60        4.48        4.55        4.57
Portfolio turnover (%)       20.67        19.43       18.88        7.34        7.91


  * Assumes reinvestment of all dividend income distributions during the period.

(a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.

                                                                 49 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------


              TAX EXEMPT MONEY MARKET FUND

                                       Year Ended March 31,
                        -----------------------------------------------------------
                           2002         2001      2000       1999       1998
                        -----------------------------------------------------------
Net asset value at
  beginning of period   $    1.00    $     1.00  $     1.00  $     1.00  $    1.00
Income from investment
  operations:
  Net investment income       .02           .04         .03         .03         .03
Less distributions:
  From net investment
  income                      (.02)        (.04)       (.03)       (.03)       (.03)
                        -----------------------------------------------------------
Net asset value
  at end of period      $     1.00   $     1.00  $     1.00  $     1.00  $     1.00
                        ===========================================================
Total return (%)*             2.08         3.88        3.27        3.26        3.48
Net assets at end of
  period (000)          $1,925,867   $1,940,153  $1,863,214  $1,767,036  $1,631,785
Ratio of expenses to
  average net assets (%)       .45(a)       .38         .38         .38         .38
Ratio of net investment
  income to average
  net assets (%)              2.06         3.80        3.24        3.21        3.42


 *  Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.


USAA National Tax-Exempt Funds - 50

                                   APPENDIX A
--------------------------------------------------------------------------------

The following are descriptions of certain types of securities in which the assets of the Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, and Tax Exempt Money Market Fund (Funds) may be invested:


              FUTURES

              Under certain circumstances, each Fund (other than the Tax Exempt Money Market Fund) may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. For more information on futures, see the SAI.

              ILLIQUID SECURITIES

              We may invest up to 15% of the Long-Term, Intermediate-Term, and Short-Term Funds' net assets and up to 10% of the Tax Exempt Money Market Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

              In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers;
              (3) dealer  undertakings to make a market in the lease obligation;
              (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be

                                                                 51 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and
              (7) such other factors as we may determine to be relevant to such determination.

              In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance
              on) the unconditional put or demand feature of the put bond.

              INVERSE FLOATING RATE SECURITIES

              We may invest up to 10% of the Long-Term, Intermediate-Term and Short-Term Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall
              (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Funds will seek to buy these securities at attractive values and yields that more than compensate the Funds for their higher income and price volatility and reduced liquidity.

              MUNICIPAL LEASE OBLIGATIONS

              We may invest a Fund's assets in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

              Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make

USAA National Tax-Exempt Funds - 52

--------------------------------------------------------------------------------

              lease  obligation   payments  in  future  years  unless  money  is
              appropriated for such purpose on a yearly basis.

              PUT BONDS

              We may invest a Fund's assets in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Long-Term, Intermediate-Term, and Short-Term Funds, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Tax Exempt Money Market Fund is determined as stated under Variable Rate Securities.

              SYNTHETIC INSTRUMENTS

              We may invest a Fund's assets in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the instrument (or the underlying bond) loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

                                                                 53 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              VARIABLE RATE SECURITIES

              We may invest a Fund's assets in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates.

              []These interest rate  adjustments  can  both  raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              []Because  the interest  rates  of variable  rate  securities  are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

              []The market value of a  variable  rate  security  usually   tends
                toward par (100% of face value) at interest rate adjustment time.

              In the case of the Tax Exempt Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

              WHEN-ISSUED SECURITIES

              We may invest a Fund's assets in new securities offered on a when-issued basis.

                [] Delivery  and  payment  take  place  after  the  date  of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

USAA National Tax-Exempt Funds - 54

--------------------------------------------------------------------------------

                [] The  Funds  do not  earn  interest  on the  securities  until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                [] Such securities can be sold before settlement date.

              ASSET COVERAGE

              Each Fund will cover transactions in futures, as well as when-issued and delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts or securities.

              ZERO COUPON BONDS

              We may invest a Fund's assets in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

                                                                 55 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------


TAXABLE-EQUIVALENT YIELD
TABLE FOR 2002

Assuming a Federal
Marginal Tax Rate of:     27.0%          30.0%          35.0%        38.6%


To Match a
Tax-Free Yield of:        A Fully Taxable Investment Would Have to Pay You:


================================================================================
          2.00%           2.74%          2.86%          3.08%        3.26%
--------------------------------------------------------------------------------
          2.50%           3.42%          3.57%          3.85%        4.07%
--------------------------------------------------------------------------------
          3.00%           4.11%          4.29%          4.62%        4.89%
--------------------------------------------------------------------------------
          3.50%           4.79%          5.00%          5.38%        5.70%
--------------------------------------------------------------------------------
          4.00%           5.48%          5.71%          6.15%        6.51%
--------------------------------------------------------------------------------
          4.50%           6.16%          6.43%          6.92%        7.33%
--------------------------------------------------------------------------------
          5.00%           6.85%          7.14%          7.69%        8.14%
--------------------------------------------------------------------------------
          5.50%           7.53%          7.86%          8.46%        8.96%
--------------------------------------------------------------------------------
          6.00%           8.22%          8.57%          9.23%        9.77%
--------------------------------------------------------------------------------
          6.50%           8.90%          9.29%         10.00%       10.59%
--------------------------------------------------------------------------------
          7.00%           9.59%         10.00%         10.77%       11.40%
================================================================================


-----------

THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

THESE RATES WERE SELECTED AS EXAMPLES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

FOR A FURTHER EXPLANATION ON CALCULATING TAX-EQUIVALENT YIELDS, SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

USAA National Tax-Exempt Funds - 56

                                     NOTES

                                                                 57 - Prospectus

                                     NOTES

USAA National Tax-Exempt Funds - 58

                                     NOTES
                                                                59 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------


ADDITIONAL FUND INFORMATION

              If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semi-annual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.


USAA National Tax-Exempt Funds - 60

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-3333                              Recycled
                                                                           Paper

                                     Part A



                               Prospectus for the

                               California Bond and

                          California Money Market Funds

                                                                      PROSPECTUS
                                                                  AUGUST 1, 2002

                             USAA CALIFORNIA FUNDS

                           USAA CALIFORNIA BOND FUND
                       USAA CALIFORNIA MONEY MARKET FUND

       Shares of the California Funds are offered only to California residents. The delivery of this prospectus is not an offer in any state where shares of the California Funds may not lawfully be made.

       As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of either of these Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT ARE EACH FUND'S INVESTMENT
     OBJECTIVES AND MAIN STRATEGIES?                                      3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THESE FUNDS?                 3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THESE FUNDS FLUCTUATE?                                            5

     FEES AND EXPENSES                                                   12

     FUND INVESTMENTS                                                    13

     FUND MANAGEMENT                                                     25

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         28

     HOW TO INVEST                                                       29

     HOW TO REDEEM                                                       33

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           35

     EXCHANGES                                                           37

     SHAREHOLDER INFORMATION                                             38

     FINANCIAL HIGHLIGHTS                                                43

     APPENDIX A                                                          46

     APPENDIX B                                                          51

     ADDITIONAL FUND INFORMATION                                         52


USAA California Funds - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND MAIN STRATEGIES?

              Each Fund has a common objective of providing California investors with a high level of current interest income that is exempt from federal and California State income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

              CALIFORNIA BOND FUND

              The California Bond Fund invests primarily in long-term investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than ten years.

              CALIFORNIA MONEY MARKET FUND

              The   California   Money  Market  Fund  invests  in   high-quality
              California tax-exempt securities with maturities of 397 days or less.

              Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 13 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THESE FUNDS?

              The three main risks of investing in these Funds are credit risk, market risk, and management risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

                [] CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.
                                                                  3 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

                [] MARKET RISK involves the  possibility  that the value of each
                   Fund's investments will decline because of an increase in interest rates, or to adverse changes in supply and demand for municipal securities, or other market factors.

              IF INTEREST RATES INCREASE: the yield of each Fund may increase and the market value of the California Bond Fund's securities will likely decline, adversely affecting the net asset value and total return. The California Money Market Fund's total return may increase.

              IF INTEREST RATES DECREASE: the yield of each Fund may decrease and the market value of the California Bond Fund's securities may increase, which would likely increase the Fund's net asset value and total return. The California Money Market Fund's total return may decrease.

              The credit and market risks may be magnified because each Fund concentrates its investments in California tax-exempt securities.

                [] MANAGEMENT RISK involves the possibility  that the investment techniques and risk analyses used by each Fund's managers will not produce the desired results.

              Other risks of investing in either Fund include call risk and structural risk.

              As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in either Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Money Market

USAA California Funds - 4

--------------------------------------------------------------------------------

              Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THESE FUNDS FLUCTUATE?

              Yes, it could. In fact, the value of your investment in the California Bond Fund will fluctuate with the changing market values of the investments in the Fund. We manage the California Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

              The value of the securities in which the California Bond Fund invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations.

              The bar charts shown on the following pages illustrate the Funds' volatility and performance from year to year for each full calendar year over the past ten years.


              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

                                                                  5 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              CALIFORNIA BOND FUND

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           8.29%
                    1993          12.74%
                    1994          -9.32%
                    1995          21.85%
                    1996           5.39%
                    1997          10.33%
                    1998           6.89%
                    1999          -5.22%
                    2000          14.35%
                    2001           3.29%


                            6-MONTH YTD TOTAL RETURN
                                3.12% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            9.55% 1ST QTR. 1995                -7.06% 1ST QTR. 1994

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The table on the next page shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect

USAA California Funds - 6

--------------------------------------------------------------------------------

              the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                     LIFE OF
                                       PAST       PAST     PAST       FUND
 CALIFORNIA BOND FUND                1 YEAR     5 YEARS  10 YEARS     8/1/89
-------------------------------------------------------------------------------
 Return Before Taxes                   3.29%      5.71%    6.50%     6.87%
 Return After Taxes on Distributions   3.29%      5.71%    6.41%     6.80%
 Return After Taxes on Distributions
  and Sale of Fund Shares              3.98%      5.67%    6.34%     6.71%
................................................................................

 Lehman Brothers Municipal Bond
  Index* (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES, OR TAXES)            5.13%      5.98%    6.63%     7.10%o
................................................................................

 Lipper California Municipal
  Debt Funds Index** (REFLECTS
  NO DEDUCTION FOR FEES, EXPENSES,
  OR TAXES)                            3.91%     5.44%    6.17%     6.55%+


    * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

   ** THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT LIMIT THEIR ASSETS TO THOSE SECURITIES THAT ARE EXEMPT FROM TAXATION IN THE STATE OF CALIFORNIA.

    + THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, JULY 31, 1989, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1989. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.
================================================================================

              NONE OF THE CALIFORNIA BOND FUND'S RETURN WAS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR INDIVIDUALS.

                                                                  7 - Prospectus

USAA  CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              CALIFORNIA MONEY MARKET FUND

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           2.91%
                    1993           2.26%
                    1994           2.58%
                    1995           3.64%
                    1996           3.27%
                    1997           3.35%
                    1998           3.17%
                    1999           2.82%
                    2000           3.34%
                    2001           2.41%


                            6-MONTH YTD TOTAL RETURN
                                .59% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            .94% 2ND QTR. 1995                .43% 4TH QTR. 2001

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The following table shows the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                     LIFE OF
                                       PAST      PAST      PAST       FUND
                                      1 YEAR    5 YEARS   10 YEARS   8/1/89
--------------------------------------------------------------------------------
  California Money Market Fund         2.41%     3.02%      2.97%     3.39%


USAA California Funds - 8

--------------------------------------------------------------------------------

              YIELD

              All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

    ----------------------------------------------------------------------------
    [ARROW] YIELD IS ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

    [ARROW] EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.
    ----------------------------------------------------------------------------

              CALIFORNIA BOND FUND

              The California Bond Fund may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Fund's 30-day yield for the period ended December 31, 2001, was 4.30%.

              CALIFORNIA MONEY MARKET FUND

              The California Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2001, was 1.46%.

                                                                  9 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------


              TAX-EQUIVALENT YIELD
              ------------------------------------------------------------------

              Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal and California marginal income tax rates and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable is the Fund's tax exemption.

              Since our Funds do not currently own and do not intend to own securities on which the interest is subject to the alternative minimum tax, the calculations below apply to all individual shareholders regardless of their status.

              For example, if you assume a federal marginal tax rate of 35.5% and a state marginal tax rate of 9.30%, the Effective Marginal Tax Rate would be 41.50%. Using this tax rate, the Funds' tax-equivalent yields for the period ended December 31, 2001, would be as follows:

--------------------------------------------------------------------------------
                                                              TAX-EQUIVALENT
                                                    YIELD         YIELD
--------------------------------------------------------------------------------
   California Bond Fund (30 day)                    4.30%         7.35%
   California Money Market Fund (7 day)             1.46%         2.50%


              Using the example, to exceed the 30-day yield of the California Bond Fund on an after-tax basis, you would have needed a fully taxable investment that yielded more than 7.35%. Likewise, to exceed the 7-day yield of the California Money Market Fund, you would have needed a fully taxable investment that yielded more than 2.50%.

              For more information on calculating tax-equivalent yields, see APPENDIX B on page 51.

USAA California Funds - 10

--------------------------------------------------------------------------------

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for these Funds, through our usaa.com Internet web site once you have established Internet access. See page 30 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund you would like to receive information on followed by the pound sign(#) when asked for a fund code.

     --------------------------------------------------
     [ARROW]  FUND NUMBER
              CALIFORNIA BOND FUND                 60
              CALIFORNIA MONEY MARKET FUND         61
     --------------------------------------------------

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

   -------------------------------------------------------
    [ARROW]   TICKER SYMBOL
              CALIFORNIA BOND FUND                 USCBX
              CALIFORNIA MONEY MARKET FUND         UCAXX

    [ARROW]   NEWSPAPER SYMBOL
              CALIFORNIA BOND FUND                 CA Bd
    ------------------------------------------------------

                                                                 11 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses during the past fiscal year ended March 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                                    TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION     OTHER         OPERATING
                          FEES         (12b-1)       EXPENSES        EXPENSES
--------------------------------------------------------------------------------
  California Bond Fund    .31%           None          .23%            .54%*
  California Money
  Market Fund             .31%           None          .20%            .51%*


   * THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUNDS' CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENTS. FOR THE FISCAL YEAR ENDED MARCH 31, 2002, THESE FEE OFFSET ARRANGEMENTS REDUCED THE TOTAL EXPENSES OF THE CALIFORNIA BOND FUND AND THE CALIFORNIA MONEY MARKET FUND BY 0.02% AND 0.00%, RESPECTIVELY.

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------

USAA California Funds - 12

--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUNDS' OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of those periods shown.

--------------------------------------------------------------------------------
                                   1 YEAR      3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------------------------------

  California Bond Fund                $55       $173      $302       $677
  California Money Market Fund        $52       $164      $285       $640


FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

              Each Fund's principal strategy is the investment of its assets in securities, the interest from which, in the opinion of counsel to the issuer, is excluded from gross income for federal income tax purposes and is exempt from California State income taxes.

              These securities include municipal debt obligations that have been issued by California and its political subdivisions, and duly constituted state and local authorities and corporations. We refer to these securities as California tax-exempt securities.
              California tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

                                                                 13 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities. Likewise, the California Legislature has granted an exemption from state personal income taxes for most California municipal securities.

      [ARROW] WHAT TYPES OF  TAX-EXEMPT  SECURITIES  WILL  BE  INCLUDED  IN EACH
              FUND'S PORTFOLIO?

              Each Fund's assets may be invested in any of the following tax-exempt securities:

              [] GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

              [] REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

              [] LEASE OBLIGATIONS backed by the municipality's covenant to budget for the payments due under the lease obligation;

              []   PRIVATE ACTIVITY BONDS  issued by  or  on  behalf  of  public
                   authorities   to   obtain  funds   for   privately   operated
                   facilities;

              [] INVERSE FLOATING RATE SECURITIES (except the California Money Market Fund) whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond; and

              [] SYNTHETIC INSTRUMENTS, which combine a municipality's long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money

USAA California Funds - 14

--------------------------------------------------------------------------------

                   market securities have demand or put features, which have the effect of shortening the securities maturity.


              As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of each Fund's assets in short-term securities whether or not they are exempt from federal income tax and California State taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.


      [ARROW] WHAT  ARE  THE  PRINCIPAL  RISKS ASSOCIATED  WITH  INVESTMENTS  IN
              TAX-EXEMPT SECURITIES?

              The three principal risks associated with investing in tax-exempt securities are credit risk, market risk, and management risk.

              CREDIT RISK. The securities in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. We attempt to minimize the Funds' credit risks by investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

              When evaluating potential investments for the Funds, our analysts also independently assess credit risk and its impact on the Funds' portfolios. Securities in the lowest investment grade ratings category (BBB) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

                                                                 15 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              MARKET RISK. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

              MANAGEMENT RISK: These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by each Fund's managers will produce the desired results.

      [ARROW] WHAT OTHER RISKS  ARE ASSOCIATED  WITH  INVESTMENTS IN  TAX-EXEMPT
              SECURITIES?

              Two  other  risks  that  are  applicable  to  certain   tax-exempt
              securities are call risk and structural risk.

              CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

              Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

              Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the

USAA California Funds -16

--------------------------------------------------------------------------------

              environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is impacted in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

              STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the California Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.


      [ARROW] WHAT  PERCENTAGE  OF  EACH  FUND'S  ASSETS  WILL  BE  INVESTED  IN
              CALIFORNIA TAX-EXEMPT SECURITIES?

              During normal market conditions, at least 80% of each Fund's net assets will consist of California tax-exempt securities. This policy may only be changed by a shareholder vote.

              In addition to California tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, and Guam are exempt from federal and state personal income taxes; and as such, we may consider investing up to 20% of each Fund's assets in these securities.

                                                                 17 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

      [ARROW] ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

              Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of California tax-exempt securities.

              With respect to the California Money Market Fund, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution.

              We also may not invest more than 25% of a Fund's assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in private activity bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund's assets in tax-exempt private activity bonds. The 25% industry limitation does not apply to general obligation bonds or bonds that are escrowed in U.S. government securities.


      [ARROW] WHAT ARE THE  POTENTIAL RISKS  ASSOCIATED WITH  CONCENTRATING SUCH
              A LARGE PORTION OF EACH FUND'S ASSETS IN ONE STATE?

              The Funds are subject to credit and market risks, as previously described, which could be magnified by the Funds' concentration in California issuers. California tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of California issuers to pay interest or repay principal in a timely manner. Therefore, the


USAA California Funds - 18

--------------------------------------------------------------------------------

              Funds are affected by events within California to a much greater degree than a more diversified national fund.

              A particular development may not directly relate to the Funds' investments but nevertheless might depress the entire market for the state's tax-exempt securities and therefore adversely impact the Funds' valuation.

              An investment in the California Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

              The following are examples of just some of the events that may depress valuations for California tax-exempt securities for an extended period of time:

              [] Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

              [] Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

              []   Natural  disasters  such   as   floods,  storms,  hurricanes,
                   droughts, fires, or earthquakes.

              [] Bankruptcy or financial distress of a prominent municipal issuer within the state.

              [] Economic issues that impact critical industries or large employers or that weaken real estate prices.

              []   Reductions in federal or state financial aid.

              [] Imbalance in the supply and demand for the state's municipal securities.

              [] Developments that may change the tax treatment of California tax-exempt securities.

              In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit

                                                                 19 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              quality of these institutions could cause losses to a Fund and affect its share price.

              Other   considerations   affecting  the  Funds'   investments   in
              California tax-exempt securities are summarized in the statement of additional information under SPECIAL RISK CONSIDERATIONS.


      [ARROW] DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

              Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Fund. However, this insurance does not eliminate completely the risk of investing in the issuer.


      [ARROW] WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO
              FEDERAL INCOME TAXES?

              During normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes and will be exempt from California State income taxes. This policy may only be changed by a shareholder vote. Since the Funds' inceptions, any taxable interest income distributed to shareholders has been minimal.

              However, gains and losses from trading securities that occur during the normal course of managing a fund may create net capital gain distributions. The Internal Revenue Code presently treats these distributions differently than tax-exempt interest income in the following ways:

              [] Distributions of net short-term capital gains are taxable as ordinary income.

              [] Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of the length of time you have held the Fund shares.

USAA California Funds - 20

--------------------------------------------------------------------------------

              [] Both short-term and long-term capital gains are taxable whether received in cash or reinvested in additional shares.


      [ARROW] WILL INCOME FROM THE  FUNDS BE SUBJECT  TO THE FEDERAL ALTERNATIVE
              MINIMUM TAX (AMT) FOR INDIVIDUALS?

              During normal market conditions, at least 80% of each Fund's annual income will be excluded from the calculation of the federal AMT for individuals. This policy may only be changed by a shareholder vote. Since inception, the Funds have not distributed any income that is subject to the federal AMT for individuals, and we do not intend to invest in securities subject to the federal AMT. However, of course, changes in federal tax laws or other unforeseen circumstances could result in income subject to the federal AMT for individuals.


              CALIFORNIA BOND FUND

      [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

              Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch Ratings (Fitch) or in the highest short-term rating category by Moody's, S&P, or Fitch. If a security is not rated by these rating agencies, we must determine that the security is of equivalent investment quality.

              In no event will we purchase a security for the Fund unless it is rated at least investment grade at the time of purchase. Investment-grade securities are those securities rated within the four highest long-term rating categories by Moody's (Baa or higher), S&P, or Fitch (BBB or higher), or in the two highest short-term rating categories by these rating agencies. If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

                                                                 21 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              On occasion, we may purchase a credit rating on a particular security when we believe it will provide an anticipated benefit to the Fund.

              You will find a complete description of the above tax-exempt ratings in the Fund's statement of additional information.


      [ARROW] WHAT HAPPENS  IF  THE RATING  OF  A SECURITY  IS  DOWNGRADED BELOW
              INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.


      [ARROW] WHAT IS THE FUND'S WEIGHTED  AVERAGE PORTFOLIO MATURITY AND HOW IS
              IT CALCULATED?

              While the Fund's weighted average portfolio maturity is not restricted, we expect it to be greater than ten years. To determine a security's maturity for purposes of calculating the Fund's weighted average portfolio maturity, we may estimate the expected time in which the security's principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund's weighted average portfolio maturity, see INVESTMENT POLICIES in the Fund's statement of additional information.


USAA California Funds - 22

--------------------------------------------------------------------------------

              CALIFORNIA MONEY MARKET FUND

      [ARROW] WHAT IS THE CREDIT  QUALITY OF  THE FUND'S INVESTMENTS AT THE TIME
              OF PURCHASE?

              The  Fund's   purchases   consist  of   securities   meeting   the
              requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

              []   issued or guaranteed by the U.S.  government or any agency or
                   instrumentality   thereof,   including    "prerefunded"   and
                   "escrowed to maturity" tax-exempt securities

              [] rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO

              [] unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated or

              []   unrated but determined by us to be of comparable quality

              In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.


      [ARROW] WHO   ARE   THE   NATIONALLY    RECOGNIZED    STATISTICAL   RATING
              ORGANIZATIONS?

              Current NRSROs include:

              []   Moody's Investor Services

              []   Standard & Poor's Ratings Group

              []   Fitch Ratings

                                                                 23 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

      [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

              If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.


      [ARROW] WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

              While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

              For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

              There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less. The maturity of each security is calculated based upon SEC guidelines.

     ---------------------------------------------------------------------------
     [ARROW] DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
     ---------------------------------------------------------------------------

USAA California Funds - 24

--------------------------------------------------------------------------------

              Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

              For additional information about other securities in which we may invest each of the Fund's assets, see APPENDIX A on page 46.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $40 BILLION AS OF JUNE 30, 2002.
      --------------------------------------------------------------------------

              We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Funds' portfolios (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. For our services, the Funds pay us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This fee is allocated between the Funds based on the relative net assets

                                                                 25 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              of each. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) for that portion of average net assets over $100 million. The fees we received for the fiscal year ended March 31, 2002, were equal to .31% of average net assets for the California Bond Fund and .31% of average net assets for the California Money Market Fund.

              Beginning with the month ended July 31, 2002, the investment management fee for the California Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consists of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

     ----------------------------------------------------------
     [ARROW]  LIPPER INDEX
              LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX
     ----------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:


  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
               +/- 20 to 50                          +/- 4
               +/- 51 to 100                         +/- 5
            +/- 101 and greater                      +/- 6


       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Funds.


              PORTFOLIO MANAGERS
              ------------------------------------------------------------------

              CALIFORNIA BOND FUND

              Robert R. Pariseau, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since May 1995. He has 18 years' investment management experience working for us. Mr. Pariseau earned the Chartered Financial Analyst designation in 1987 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MBA from Lindenwood College and a BS from the U.S. Naval Academy.

              CALIFORNIA MONEY MARKET FUND

              Regina G. Shafer, CFA, assistant vice president of Money Market Funds, has managed the Fund since April 1999. She has seven years' investment management experience and has worked for us for 11 years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst designation in 1998. She is a member of the Association for Investment Management and Research and the San Antonio


                                                                 27 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              Financial Analysts Society, Inc. She holds an MBA from the University of Texas at San Antonio and a BBA from Southwest Texas State University.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Funds, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.


USAA California Funds - 28

--------------------------------------------------------------------------------

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Funds, including a transaction fee if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. Each Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your

                                                                 29 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in a Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.


              MINIMUM INVESTMENTS

              INITIAL PURCHASE
                [] $3,000


              ADDITIONAL MINIMUM PURCHASES

                [] $50  minimum  per  transaction,   per  account.   (Except  on
                   transfers from brokerage accounts into the California Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.


              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                [] You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and

USAA California Funds - 30

--------------------------------------------------------------------------------

                   Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL
                [] To open an account, send your application and check to:

                        USAA Investment Management Company
                        9800 Fredericksburg Road
                        San Antonio, TX  78288
                        (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                [] To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                        USAA Shareholder Account Services
                        9800 Fredericksburg Road
                        San Antonio, TX 78288

              IN PERSON

                [] To open an account,  bring your  application and check to our
                   San Antonio investment sales and service office at:

                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway
                        San Antonio, TX 78288

              BANK WIRE

                [] To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                        State Street Bank and Trust Company
                        Boston, MA 02101
                        ABA#011000028
                        Attn: USAA California Fund Name
                        USAA Account Number: 69384998
                        Shareholder(s) Name(s) ___________________
                        Shareholder(s) Mutual Fund Account No.______

                                                                 31 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              ELECTRONIC FUNDS TRANSFER (EFT)

                [] Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                [] If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                [] In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                [] To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

USAA California Funds - 32

--------------------------------------------------------------------------------

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

                                                                 33 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE,
              OR TOUCHLINE(R)

                [] Access usaa.com.

                [] Send your written instructions to:

                        USAA Shareholder Account Services
                        9800 Fredericksburg Road
                        San Antonio,  TX 78288
                        (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)

                [] Visit a  member  service  representative  at our San  Antonio investment sales and service office at USAA Federal Savings Bank.

                [] Send a signed fax to  1-800-292-8177,  or send  a telegram to
                   USAA Shareholder Account Services.

                [] Call toll free 1-800-531-8448 (in  San Antonio,  456-7202) to speak with a member service representative.

                [] Call toll free  1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.


USAA California Funds - 34

--------------------------------------------------------------------------------

              CHECKWRITING

                [] Checks can be issued for the  California  Money  Market  Fund account. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                        USAA Shareholder Account Services
                        9800 Fredericksburg Road
                        San Antonio, TX 78288


              You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

              USAA BROKERAGE SERVICES

                [] Call toll free  1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

              Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

                                                                 35 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              Each Fund reserves the right to:

                [] reject purchase or exchange  orders when in the best interest of the Fund

                [] limit or  discontinue  the offering  of  shares  of  the Fund without notice to the shareholders

                [] calculate the NAV per share on a  business day  that the NYSE is closed

                [] impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                [] require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question

USAA California Funds -3 6

--------------------------------------------------------------------------------

                   (the statement of additional information contains information on acceptable guarantors)

                [] redeem an account with less than 50 full shares, with certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Only California residents may exchange into a California Fund. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Funds have undertaken certain procedures regarding telephone transactions as described on page 34.


                                                                 37 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated at the close of each date that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Securities of the California Bond Fund are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Directors. In addition, securities with maturities of 60 days or less and all securities of the California Money Market Fund are stated at amortized cost, which approximates market value.


USAA California Funds - 38

--------------------------------------------------------------------------------

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions of each Fund's net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. Ordinarily, any net capital gain distributions will be paid in December of each year. The Funds will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the California Bond Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the California Bond Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. If you become a resident of a state other than California, we will mail a check for proceeds of income dividends to you monthly.

      --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------


                                                                 39 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual income will be exempt from federal and state income taxes, we may invest up to 20% of each Fund's assets in securities that generate income not exempt from federal or state income taxes. Interest income being exempt for federal income tax purposes, does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. A Fund's interest income also may be a Tax Preference Item. As discussed earlier on page 20, net capital gains distributed by a Fund will be taxable. In addition, gain on the sale of a Fund's shares is taxable. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions (other than redemptions of California Money Market Fund shares) payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                [] underreports dividend or interest income or

                [] fails to  certify that  he or  she  is not subject  to backup withholding.

USAA California Funds - 40

--------------------------------------------------------------------------------

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds and the percentage and source of interest income earned on tax-exempt securities held by the Funds during the preceding year.

              CALIFORNIA TAXATION

              The following is only a summary of some of the important California personal income tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situations.

              California law relating to the taxation of regulated investment companies was generally conformed to federal law effective January 1, 1998. Any portion of the dividends paid by the Funds and derived from interest on obligations that pay interest (when such obligations are held by an individual) which is excludable from California personal income under California or federal law including obligations of certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and Guam (Tax-Exempt Obligations) will be exempt from California personal income tax (although not from the California franchise tax) if, as of the close of each quarter, at least 50% of the value of each Fund's assets consist of Tax-Exempt Obligations and the Funds designate the Tax-Exempt Obligations as exempt-interest dividends in a written notice mailed to the shareholders not later than 60 days after the close of the taxable year. To the extent a portion of the dividends are derived from interest on debt obligations other than those

                                                                 41 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              described directly above, such portion will be subject to the California personal income tax (including, the alternative minimum tax) and corporate income tax even though it may be excludable from gross income for federal income tax purposes. In addition, distributions of short-term capital gains realized by the Funds will be taxable to the shareholders as ordinary income. If shares of the Funds that are sold at a loss have been held six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on such shares.

              With respect to non-corporate shareholders, California does not treat tax-exempt interest as a tax preference item for purposes of its alternative minimum tax. Corporations subject to the California franchise tax that invest in the Funds will not be entitled to exclude California exempt-interest dividends from income. Interest on indebtedness incurred to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Funds, will not be deductible by the shareholder for California personal income tax purposes.


              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


USAA California Funds - 42

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                                 43 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              CALIFORNIA BOND FUND


                                          Year Ended March 31,
                        --------------------------------------------------------
                           2002         2001       2000      1999       1998
                        --------------------------------------------------------
Net asset value at
  beginning of period   $   11.03  $   10.38   $   11.29   $   11.17  $   10.50
                        --------------------------------------------------------
Income from investment
  operations:
  Net investment income       .53        .56         .58         .59        .60
  Net realized and
  unrealized gain (loss)     (.30)       .65        (.91)        .12        .67
                        --------------------------------------------------------
Total from investment
  operations                  .23       1.21        (.33)        .71       1.27
                        --------------------------------------------------------
Less distributions:
   From net investment
   income                    (.53)      (.56)       (.58)       (.59)      (.60)
                        --------------------------------------------------------
Net asset value
  at end of period      $   10.73  $   11.03   $   10.38   $   11.29  $   11.17
                        ========================================================
Total return (%)*            2.20      12.05       (2.91)       6.46      12.33
Net assets at end of
  period (000)          $ 660,937  $ 663,237   $ 576,707   $ 641,653  $ 533,747
Ratio of expenses to
  average net assets (%)      .49(a)     .39         .39         .39        .40
Ratio of net investment
  income to average
  net assets (%)             4.84       5.31        5.43        5.21       5.47
Portfolio turnover (%)      38.84      33.06       48.46        7.20      20.16


 *  Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------

              CALIFORNIA MONEY MARKET FUND


                                        Year Ended March 31,
                        --------------------------------------------------------
                           2002         2001       2000      1999      1998
                        --------------------------------------------------------
Net asset value at
  beginning of period   $    1.00   $    1.00  $    1.00   $    1.00  $    1.00
Income from investment
  operations:
  Net investment income       .02         .03        .03         .03        .03
Less distributions:
  From net investment
  income                     (.02)       (.03)      (.03)       (.03)      (.03)
                        --------------------------------------------------------
Net asset value
  at end of period      $    1.00   $    1.00  $    1.00   $    1.00  $    1.00
                        ========================================================
Total return (%)*            2.03        3.32       2.86        3.03       3.35
Net assets at end of
  period (000)          $ 487,791   $ 445,247  $ 425,235   $ 439,208  $ 431,754
Ratio of expenses to
  average net assets (%)      .48(a)      .42        .41         .42         41
Ratio of net investment
  income to average
  net assets (%)             1.98        3.26       2.83        2.99       3.30


 *  Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

                                                                 45 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE CALIFORNIA FUNDS MAY BE INVESTED:


              FUTURES

              Under certain circumstances, the California Bond Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. For more information on futures, see the SAI.

              ILLIQUID SECURITIES

              We may invest up to 15% of the California Bond Fund's net assets and up to 10% of the California Money Market Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

              In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers;
              (3) dealer  undertakings to make a market in the lease obligation;
              (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

USAA California Funds - 46

--------------------------------------------------------------------------------

              In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance
              on) the unconditional put or demand feature of the put bond.

              INVERSE FLOATING RATE SECURITIES

              We may invest up to 10% of the California Bond Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for its higher income and price volatility and reduced liquidity.

              MUNICIPAL LEASE OBLIGATIONS

              We may invest a Fund's assets in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

              Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis.

                                                                 47 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              PUT BONDS

              We may invest a Fund's assets in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the California Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the California Money Market Fund is determined as stated under Variable Rate Securities.

              SYNTHETIC INSTRUMENTS

              We may invest a Fund's assets in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the instrument (or the underlying bond) loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

              VARIABLE RATE SECURITIES

              We may invest a Fund's assets in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates.

USAA California Funds - 48

--------------------------------------------------------------------------------

                [] These interest rate  adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

                [] Because the interest  rates of variable rate  securities  are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

                []|The market value of a variable  rate  security  usually tends toward par (100% of face value) at interest rate adjustment time.

              In the case of the California Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

              WHEN-ISSUED SECURITIES

              We may invest a Fund's assets in new securities offered on a when-issued basis.

                [] Delivery  and  payment  take  place  after  the  date  of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

                [] The  Funds  do not  earn  interest  on the  securities  until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                [] Such securities can be sold before settlement date.

                                                                 49 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------


              ASSET COVERAGE

              Each Fund will cover transactions in futures, as well as when-issued and delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts or securities.

              ZERO COUPON BONDS

              We may invest a Fund's assets in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

USAA California Funds - 50

                                   APPENDIX A
--------------------------------------------------------------------------------


TAXABLE-EQUIVALENT YIELD TABLE

COMBINED 2002 FEDERAL AND
CALIFORNIA STATE INCOME TAX RETURNS

Assuming a Federal
Marginal Tax Rate of:     27.0%          30.0%          35.0%        38.6%


and a State Rate of:       8.0%           9.3%           9.3%         9.3%


The Effective Marginal
Tax Rate Would be:       32.84%(a)      36.51% (b)     41.05%(c)    44.31%(d)

To Match a Double
Tax-Free Yield of:        A Fully Taxable Investment Would Have to Pay You:

================================================================================
          2.00%           2.98%          3.15%          3.39%        3.59%
--------------------------------------------------------------------------------
          2.50%           3.72%          3.94%          4.24%        4.49%
--------------------------------------------------------------------------------
          3.00%           4.47%          4.73%          5.09%        5.39%
--------------------------------------------------------------------------------
          3.50%           5.21%          5.51%          5.94%        6.28%
--------------------------------------------------------------------------------
          4.00%           5.96%          6.30%          6.78%        7.18%
--------------------------------------------------------------------------------
          4.50%           6.70%          7.09%          7.63%        8.08%
--------------------------------------------------------------------------------
          5.00%           7.44%          7.88%          8.48%        8.98%
--------------------------------------------------------------------------------
          5.50%           8.19%          8.66%          9.33%        9.88%
--------------------------------------------------------------------------------
          6.00%           8.93%          9.45%         10.18%       10.77%
--------------------------------------------------------------------------------
          6.50%           9.68%         10.24%         11.03%       11.67%
--------------------------------------------------------------------------------
          7.00%          10.42%         11.03%         11.87%       12.57%
================================================================================

(a) Federal Rate of 27% + (California  State Rate of 8.0% x (1-27%))
(b) Federal Rate of 30% + (California  State Rate of 9.3% x (1-30%))
(c) Federal Rate of 35% +  (California  State  Rate of  9.3% x  (1-35%))
(d)  Federal  Rate of  38.6% + (California State Rate of 9.3% x (1-38.6%))


THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

THESE RATES WERE SELECTED AS EXAMPLES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

FOR A FURTHER EXPLANATION ON CALCULATING TAX-EQUIVALENT YIELDS, SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

                                                                 51 - Prospectus

USAA CALIFORNIA FUNDS
--------------------------------------------------------------------------------


ADDITIONAL FUND INFORMATION

              If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semi-annual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA California Funds - 52

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-3333                              Recycled
                                                                           Paper

                                     Part A



                               Prospectus for the

                                New York Bond and

                           New York Money Market Funds


                                                                      PROSPECTUS
                                                                  AUGUST 1, 2002

                              USAA NEW YORK FUNDS

                            USAA NEW YORK BOND FUND
                        USAA NEW YORK MONEY MARKET FUND

Shares of the New York Funds are offered only to New York residents. The delivery of this prospectus is not an offer in any state where shares of the New York Funds may not lawfully be made.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of either of these Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT ARE EACH FUND'S INVESTMENT
     OBJECTIVES AND MAIN STRATEGIES?                                      3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THESE FUNDS?                 3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THESE FUNDS FLUCTUATE?                                            5

     FEES AND EXPENSES                                                   12

     FUND INVESTMENTS                                                    14

     FUND MANAGEMENT                                                     26

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         29

     HOW TO INVEST                                                       30

     HOW TO REDEEM                                                       34

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           36

     EXCHANGES                                                           38

     SHAREHOLDER INFORMATION                                             39

     FINANCIAL HIGHLIGHTS                                                43

     APPENDIX A                                                          46

     APPENDIX B                                                          51

     ADDITIONAL FUND INFORMATION                                         60

USAA New York Funds - 2

--------------------------------------------------------------------------------
USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND MAIN STRATEGIES?

              Each Fund has a common objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

              NEW YORK BOND FUND

              The New York Bond Fund invests primarily in long-term investment-grade New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than ten years.

              NEW YORK MONEY MARKET FUND

              The New York Money Market Fund invests in high-quality New York tax-exempt securities with maturities of 397 days or less.

              Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 14 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING IN THESE FUNDS?

              The three primary risks of investing in these Funds are credit risk, market risk, and management risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

                [] CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.

                                                                  3 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

                [] MARKET RISK involves the  possibility  that the value of each
                   Fund's investments will decline because of an increase in interest rates, or to adverse changes in supply and demand for municipal securities, or other market factors.

              IF INTEREST RATES INCREASE: the yield of each Fund may increase and the market value of the New York Bond Fund's securities will likely decline, adversely affecting the net asset value and total return. The New York Money Market Fund's total return may increase.

              IF INTEREST RATES DECREASE: the yield of each Fund may decrease and the market value of the New York Bond Fund's securities may increase, which would likely increase the Fund's net asset value and total return. The New York Money Market Fund's total return may decrease.

              The credit and market risks may be magnified because each Fund concentrates its investments in New York tax-exempt securities.

                [] MANAGEMENT RISK involves the possibility  that the investment techniques and risk analyses used by each Fund's managers will not produce the desired results.

              Other risks of investing in either Fund includes call risk and structural risk.

              As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in either Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

USAA New York Funds - 4

--------------------------------------------------------------------------------

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THESE FUNDS FLUCTUATE?

              Yes, it could. In fact, the value of your investment in the New York Bond Fund will fluctuate with the changing market values of the investments in the Fund. We manage the New York Money Market Fund in accordance with strict Securities and Exchange Commission
              (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

              The value of the securities in which the New York Bond Fund invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations.

              The bar charts shown on the following pages illustrate the Funds' volatility and performance from year to year for each full calendar year over the past ten years.

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

                                                                  5 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

               NEW YORK BOND FUND

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           8.96%
                    1993          13.47%
                    1994          -9.04%
                    1995          18.07%
                    1996           3.73%
                    1997          10.64%
                    1998           6.68%
                    1999          -5.08%
                    2000          14.86%
                    2001           4.38%


                            6-MONTH YTD TOTAL RETURN
                                4.18% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            7.50% 1ST QTR. 1995                -7.25% 1ST QTR. 1994

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The table on the next page shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect

USAA New York Funds - 6

--------------------------------------------------------------------------------
              the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                    LIFE OF
                                     PAST      PAST        PAST       FUND
 NEW YORK BOND FUND                 1 YEAR    5 YEARS    10 YEARS   10/15/90
-------------------------------------------------------------------------------
 Return Before Taxes                 4.38%     6.08%      6.34%      7.36%
 Return After Taxes
  on Distributions                   4.38%     6.08%      6.23%      7.26%
 Return After Taxes on Distributions
  and Sale of Fund Shares            4.68%     5.98%      6.19%      7.12%
.................................................................................

 Lehman Brothers Municipal Bond
  Index* (REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES, OR TAXES)                5.13%     5.98%      6.63%     7.36%+
.................................................................................

 Lipper New York Municipal Debt
  Funds Index** (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES, OR TAXES)      3.99%     5.07%      5.89%     6.74%+


   * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

  ** THE LIPPER NEW YORK  MUNICIPAL  DEBT FUNDS  INDEX  TRACKS THE TOTAL  RETURN
     PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT LIMIT THEIR ASSETS TO THOSE SECURITIES THAT ARE EXEMPT FROM TAXATION IN NEW YORK STATE AND NEW YORK CITY.

   + THE PERFORMANCE OF THE LEHMAN BROTHERS  MUNICIPAL BOND INDEX AND THE LIPPER
     NEW YORK MUNICIPAL DEBT FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, SEPTEMBER 30, 1990, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 15, 1990. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.
================================================================================

       NONE OF THE NEW YORK BOND FUND'S RETURN WAS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR INDIVIDUALS.

                                                                  7 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              NEW YORK MONEY MARKET FUND

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           2.75%
                    1993           2.01%
                    1994           2.39%
                    1995           3.59%
                    1996           3.20%
                    1997           3.28%
                    1998           3.05%
                    1999           2.85%
                    2000           3.67%
                    2001           2.31%


                            6-MONTH YTD TOTAL RETURN
                                .48% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            .96% 4TH QTR. 2000                 .35% 4TH QTR. 2001

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The following table shows the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.


================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                   LIFE OF
                                    PAST      PAST       PAST       FUND
                                   1 YEAR    5 YEARS    10 YEARS   10/15/90
--------------------------------------------------------------------------------
  New York Money Market Fund        2.31%     3.03%      2.91%      3.06%


USAA New York Funds- 8

--------------------------------------------------------------------------------

              YIELD

              All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

    ----------------------------------------------------------------------------
    [ARROW] YIELD IS ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

    [ARROW] EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.
    ----------------------------------------------------------------------------

              NEW YORK BOND FUND

              The New York Bond Fund may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Fund's 30-day yield for the period ended December 31, 2001, was 4.19%.

              NEW YORK MONEY MARKET FUND

              The New York Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2001, was 1.29%.

              TAX-EQUIVALENT YIELD

              Investors  use  tax-equivalent   yields  to  compare  taxable  and
              tax-exempt fixed income  investments using a common yield

                                                                  9 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              measure. The tax-equivalent yield is the yield that a fully taxable investment must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal and New York State and City marginal income tax rates and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable is the Fund's tax exemption.

              Since our Funds do not currently own and do not intend to own securities on which the interest is subject to the alternative minimum tax, the calculations below apply to all individual shareholders regardless of their status.

              For example, if you assume a federal marginal tax rate of 35.5% and a combined State and City marginal tax rate of 10.44%, the Effective Marginal Tax Rate would be 42.23%. Using this tax rate combined, the Funds' tax-equivalent yields for the period ended December 31, 2001, would be as follows:

--------------------------------------------------------------------------------
                                                               TAX-EQUIVALENT
                                                   YIELD           YIELD
--------------------------------------------------------------------------------
   New York Bond Fund (30 day)                     4.19%           7.25%
   New York Money Market Fund (7 day)              1.29%           2.23%


              Using the example, to exceed the 30-day yield of the New York Bond Fund on an after-tax basis, you would have needed a fully taxable investment that yielded more than 7.25%. Likewise, to exceed the 7-day yield of the New York Money Market Fund, you would have needed a fully taxable investment that yielded more than 2.23%.

              For more information on calculating tax-equivalent yields, see APPENDIX B on page 51.


USAA New York Funds - 10

--------------------------------------------------------------------------------

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for these Funds, through our usaa.com Internet web site once you have established Internet access. See page 31 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund you would like to receive information on followed by the pound sign(#) when asked for a fund code.

     -----------------------------------------------
     [ARROW]  FUND NUMBER
              NEW YORK BOND FUND                 43
              NEW YORK MONEY MARKET FUND         44
     -----------------------------------------------

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

   --------------------------------------------------
    [ARROW]   TICKER SYMBOL
              NEW YORK BOND                  USNYX
              NEW YORK MONEY MARKET FUND     UNYXX

    [ARROW]   NEWSPAPER SYMBOL
              NEW YORK BOND FUND             NYBd
    -------------------------------------------------

                                                                  11 -Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses before waivers, if any, during the past fiscal year ended March 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

--------------------------------------------------------------------------------
                                                                    TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION     OTHER          OPERATING
                          FEES         (12b-1)       EXPENSES        EXPENSES
--------------------------------------------------------------------------------
  New York Bond Fund        .37%          None          .29%           .66%*
  New York Money
  Market Fund               .37%          None          .26%           .63%*,**


   * THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUNDS' CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENTS. FOR THE FISCAL YEAR ENDED MARCH 31, 2002, THESE FEE OFFSET ARRANGEMENTS REDUCED THE TOTAL EXPENSES OF THE NEW YORK BOND FUND AND THE NEW YORK MONEY MARKET FUND BY 0.02% AND 0.00%, RESPECTIVELY.

USAA New York Funds - 12

--------------------------------------------------------------------------------

  ** WE HAVE VOLUNTARILY  AGREED TO LIMIT THE NEW YORK MONEY MARKET FUND'S TOTAL
     ANNUAL OPERATING EXPENSES TO .60% OF ITS ANA, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT THROUGH JULY 31, 2003. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME.

                                          Reimbursement
                                            from USAA        Actual Fund
                           Total Annual     Investment    Operating Expenses
                          Fund Operating    Management          After
                             Expenses         Company       Reimbursement
--------------------------------------------------------------------------------
  New York Money
  Market Fund                  .63%           (.03%)            .60%


 ------------------------------------------------------------------------------
    [ARROW]   12b-1 FEES   SOME  MUTUAL  FUNDS CHARGE  THESE  FEES  TO  PAY  FOR
              ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUNDS' OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of those periods shown.

--------------------------------------------------------------------------------
                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
  New York Bond Fund                  $67      $211        $368       $822
  New York Money Market Fund          $64      $202        $351       $786

                                                                13 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

              Each Fund's principal strategy is the investment of its assets in securities issued by New York State, its political subdivisions, municipalities and public authorities, and by other governmental entities if, in the opinion of counsel to the issuer, the interest from such obligations is excluded from gross income for federal income tax purposes and is exempt from New York State and New York City personal income taxes.

              These securities include municipal debt obligations that have been issued by New York and its political subdivisions, and duly constituted state and local authorities and corporations. We refer to these securities as New York tax-exempt securities. New York tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

              Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities. Likewise, the New York Legislature has granted an exemption from state and city personal income taxes for most New York municipal securities.

      [ARROW] WHAT  TYPES OF  TAX-EXEMPT  SECURITIES  WILL  BE INCLUDED  IN EACH
              FUND'S PORTFOLIO?

              Each Fund's assets may be invested in any of the following tax-exempt securities:

                [] GENERAL OBLIGATION BONDS, which  are  secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

USAA New York Funds - 14

--------------------------------------------------------------------------------

                [] REVENUE  BONDS,  which are payable  from the revenue  derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

                [] LEASE OBLIGATIONS  backed  by the  municipality's covenant to budget for the payments due under the lease obligation;

                [] PRIVATE ACTIVITY BONDS  issued  by or  on  behalf  of  public
                   authorities   to   obtain   funds   for   privately  operated
                   facilities;

                [] INVERSE  FLOATING RATE SECURITIES  (except the New York Money
                   Market Fund) whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond; and

                [] SYNTHETIC   INSTRUMENTS,   which  combine  a   municipality's
                   long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the securities maturity.

              As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of each Fund's assets in short-term securities whether or not they are exempt from federal income tax and New York State and New York City personal income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

                                                                 15 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

      [ARROW] WHAT ARE THE PRINCIPAL  RISKS ASSOCIATED WITH  INVESTMENTS IN TAX-
              EXEMPT SECURITIES?

              The three principal risks associated with investing in tax-exempt securities are credit risk, market risk, and management risk.

              CREDIT RISK. The securities in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. We attempt to minimize the Funds' credit risks by investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

              When evaluating potential investments for the Funds, our analysts also independently assess credit risk and its impact on the Funds' portfolios. Securities in the lowest investment grade ratings category (BBB) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

              MARKET RISK. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

USAA New York Funds - 16

--------------------------------------------------------------------------------

              MANAGEMENT RISK: These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by each Fund's managers will produce the desired results.


      [ARROW] WHAT OTHER RISKS  ARE ASSOCIATED  WITH  INVESTMENTS  IN TAX-EXEMPT
              SECURITIES?

              Two  other  risks  that  are  applicable  to  certain   tax-exempt
              securities are call risk and structural risk.

              CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

              Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

              Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is impacted in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

              STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice,

                                                                  17 -Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the New York Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

      [ARROW] WHAT  PERCENTAGE  OF  EACH FUND'S  ASSETS  WILL BE INVESTED IN NEW
              YORK TAX-EXEMPT SECURITIES?

              During normal market conditions, at least 80% of each Fund's net assets will consist of New York tax-exempt securities. This policy may only be changed by a shareholder vote.

              In addition to New York tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, and Guam are exempt from federal income tax and New York State and City personal income taxes; and as such, we may consider investing up to 20% of each Fund's assets in these securities.

      [ARROW] ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

              Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could

USAA New York Funds - 18

--------------------------------------------------------------------------------

              invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of New York tax-exempt securities.

              With respect to the New York Money Market Fund, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution.

              We also may not invest more than 25% of a Fund's assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in private activity bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund's assets in tax-exempt private activity bonds. The 25% industry limitation does not apply to general obligation bonds or bonds that are escrowed in U.S. government securities.


      [ARROW] WHAT ARE THE POTENTIAL RISKS  ASSOCIATED WITH CONCENTRATING SUCH A
              LARGE PORTION OF EACH FUND'S ASSETS IN ONE STATE?

              The Funds are subject to credit and market risks, as previously described, which could be magnified by the Funds' concentration in New York issuers. New York tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of New York issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within New York to a much greater degree than a more diversified national fund.

              A particular development may not directly relate to the Funds' investments but nevertheless might depress the entire market for the state's tax-exempt securities and therefore adversely impact the Funds' valuation.

                                                                 19 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              An investment in the New York Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

              The following are examples of just some of the events that may depress valuations for New York tax-exempt securities for an extended period of time:

                [] Changes in state  laws,  including  voter  referendums,  that restrict revenues or raise costs for issuers.

                [] Court  decisions  that affect a category of municipal  bonds, such as municipal lease obligations or electric utilities.

                [] Natural  disasters  such   as   floods,  storms,  hurricanes,
                   droughts, fires, or earthquakes.

                [] Bankruptcy  or  financial  distress of a prominent  municipal issuer within the state.

                [] Economic  issues that  impact  critical  industries  or large employers or that weaken real estate prices.

                [] Reductions in federal or state financial aid.

                [] Imbalance in the supply and  demand for the state's municipal securities.

                [] Developments  that may  change the tax  treatment of New York tax-exempt securities.

              In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

              Other considerations  affecting the Funds' investments in New York
              tax-exempt   securities   are   summarized  in  the  statement  of
              additional information under SPECIAL RISK CONSIDERATIONS.

USAA New York Funds - 20

--------------------------------------------------------------------------------

      [ARROW] DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

              Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance does not eliminate completely the risk of investing in the issuer.

      [ARROW] WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO
              FEDERAL INCOME TAXES?

              During normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes and will also be exempt from New York State and City personal income taxes. This policy may only be changed by a shareholder vote. Since the Funds' inceptions, any taxable interest income distributed to shareholders has been minimal.

              However, gains and losses from trading securities that occur during the normal course of managing a fund may create net capital gain distributions. The Internal Revenue Code presently treats these distributions differently than tax-exempt interest income in the following ways:

                [] Distributions of  net short-term capital gains are taxable as ordinary income.

                [] Distributions  of net long-term  capital gains are taxable as long-term capital gains, regardless of the length of time you have held the Fund shares.

                [] Both  short-term  and  long-term  capital  gains are  taxable whether received in cash or reinvested in additional shares.

                                                                 21 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

      [ARROW] WILL INCOME FROM THE  FUNDS  BE SUBJECT TO THE FEDERAL ALTERNATIVE
              MINIMUM TAX (AMT) FOR INDIVIDUALS?

              During normal market conditions, at least 80% of each Fund's annual income will be excluded from the calculation of the federal AMT for individuals. This policy may only be changed by a shareholder vote. Since inception, the Funds have not distributed any income that is subject to the federal AMT for individuals, and we do not intend to invest in securities subject to the federal AMT. However, of course, changes in federal tax laws or other unforeseen circumstances could result in income subject to the federal AMT for individuals.

              NEW YORK BOND FUND

      [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

              Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch Ratings (Fitch) or in the highest short-term rating category by Moody's, S&P, or Fitch. If a security is not rated by these rating agencies, we must determine that the security is of equivalent investment quality.

              In no event will we purchase a security for the Fund unless it is rated at least investment grade at the time of purchase. Investment-grade securities are those securities rated within the four highest long-term rating categories by Moody's (Baa or higher), S&P, or Fitch (BBB or higher), or in the two highest short-term rating categories by these rating agencies. If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

              On occasion, we may purchase a credit rating on a particular security when we believe it will provide an anticipated benefit to the Fund.

USAA New York Funds - 22

--------------------------------------------------------------------------------

              You will find a complete description of the above tax-exempt ratings in the Fund's statement of additional information.


      [ARROW] WHAT HAPPENS  IF THE RATING  OF A  SECURITY  IS  DOWNGRADED  BELOW
              INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.


      [ARROW] WHAT IS THE FUND'S WEIGHTED AVERAGE PORTFOLIO  MATURITY AND HOW IS
              IT CALCULATED?

              While the Fund's weighted average portfolio maturity is not restricted, we expect it to be greater than ten years. To determine a security's maturity for purposes of calculating the Fund's weighted average portfolio maturity, we may estimate the expected time in which the security's principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund's weighted average portfolio maturity, see INVESTMENT POLICIES in the Fund's statement of additional information.

                                                                 23 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              NEW YORK MONEY MARKET FUND

      [ARROW] WHAT IS THE CREDIT  QUALITY OF THE  FUND'S INVESTMENTS AT THE TIME
              OF PURCHASE?

              The  Fund's   purchases   consist  of   securities   meeting   the
              requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

                [] issued or guaranteed by  the U.S. government or any agency or
                   instrumentality    thereof,    including   "prerefunded"  and
                   "escrowed to maturity" tax-exempt securities

                [] rated or subject to a  guarantee  that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO

                [] unrated but issued by an issuer or guaranteed by  a guarantor that has other comparable short-term debt obligations so rated or

                [] unrated but determined by us to be of comparable quality

              In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.


      [ARROW] WHO   ARE   THE   NATIONALLY    RECOGNIZED    STATISTICAL   RATING
              ORGANIZATIONS?

              Current NRSROs include:

                []  Moody's Investors Service

                []  Standard & Poor's Ratings Group

                []  Fitch Ratings

USAA New York Funds - 24

--------------------------------------------------------------------------------

      [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

              If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.


      [ARROW] WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

              While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

              For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

              There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less. The maturity of each security is calculated based upon SEC guidelines.

     ---------------------------------------------------------------------------
     [ARROW] DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
     ---------------------------------------------------------------------------

                                                                 25 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

              For additional information about other securities in which we may invest each of the Fund's assets, see APPENDIX A on page 46.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

     --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $40 BILLION AS OF JUNE 30, 2002.
      --------------------------------------------------------------------------

              We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Funds' portfolios (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. For our services, the Funds pay us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This fee

USAA New York Funds - 26

--------------------------------------------------------------------------------

              is allocated between the Funds based on the relative net assets of each. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) for that portion of average net assets over $100 million. The fees we received for the fiscal year ended March 31, 2002, were equal to .37% of average net assets for the New York Bond Fund and .34% of average net assets for the New York Money Market Fund after reimbursement.

              Beginning with month ended July 31, 2002, the investment management fee for the New York Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consists of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.


     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX
     ---------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted

                                                                 27 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              from (in the case of underperformance)  the base fee as referenced


  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
              +/- 20 to 50                              +/- 4
              +/- 51 to 100                             +/- 5
           +/- 101 and greater                          +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Funds.

              PORTFOLIO MANAGERS
              ------------------------------------------------------------------

              NEW YORK BOND FUND

              Clifford A. Gladson, CFA, vice president of Fixed Income Investments, has managed the Fund since November 1999. He has 14 years' investment management experience and has worked for us for 11 years. Mr. Gladson earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the University of Wisconsin-Milwaukee and a BS from Marquette University.

              NEW YORK MONEY MARKET FUND

              Regina G. Shafer, CFA, assistant vice president of Money Market Funds, has managed the Fund since April 1999. She has seven years' investment management experience and has

USAA New York Funds - 28

--------------------------------------------------------------------------------

              worked for us for 11 years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst designation in 1998. She is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from the University of Texas at San Antonio and a BBA from Southwest Texas State University.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Funds, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.


                                                                 29 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Funds, including a transaction fee if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. Each Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your


USAA New York Funds - 30

--------------------------------------------------------------------------------

              request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in a Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                [] $3,000

              ADDITIONAL MINIMUM PURCHASES

                [] $50  minimum  per  transaction,   per  account.   (Except  on
                   transfers from brokerage accounts into the New York Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                [] You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and


                                                                 31 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                [] To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San  Antonio,  TX  78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                []|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              IN PERSON

                [] To open an account,  bring your  application and check to our
                   San Antonio investment sales and service office at:

                           USAA Federal Savings Bank
                           10750 Robert F. McDermott Freeway
                           San Antonio, TX 78288

              BANK WIRE

                [] To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA New York Fund Name
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ___________________
                           Shareholder(s) Mutual Fund Account No.______

USAA New York Funds - 32

--------------------------------------------------------------------------------

              ELECTRONIC FUNDS TRANSFER (EFT)

                [] Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                [] If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                [] In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                [] To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

                                                                  33 -Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE,
              OR TOUCHLINE(R)

                [] Access usaa.com.


USAA New York Funds - 34

--------------------------------------------------------------------------------

                [] Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio,  TX 78288
                           (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)

                [] Visit a  member  service  representative  at our San  Antonio investment sales and service office at USAA Federal Savings Bank.

                [] Send a signed fax to  1-800-292-8177,  or send a telegram to
                   USAA Shareholder Account Services.

                [] Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                [] Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

                                                                 35 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              CHECKWRITING

                [] Checks  can be  issued  for the New York  Money  Market  Fund account. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

              USAA BROKERAGE SERVICES

                [] Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.


IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

              Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000

USAA New York Funds - 36

--------------------------------------------------------------------------------

              at the time of assessment.  Accounts  exempt from the fee include:
              (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              Each Fund reserves the right to:

                [] reject purchase or exchange orders when in the best interest of the Fund

                [] limit or discontinue the offering of shares of the Fund without notice to the shareholders

                [] calculate the NAV per share  on a  business day that the NYSE is closed

                [] impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                [] require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                [] redeem an account with less than 50 full shares, with certain limitations

                                                                 37 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

EXCHANGES
              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Only New York residents may exchange into a New York Fund. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Funds have undertaken certain procedures regarding telephone transactions as described on page 35.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar

USAA New York Funds - 38

--------------------------------------------------------------------------------

              year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Securities of the New York Bond Fund are valued each business day at their current market value as determined by a pricing service approved by the Funds' Board of Directors. Securities that cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using procedures approved by the Funds' Board of Directors. In addition, securities purchased with maturities of 60 days or less and all securities of the New York Money Market Fund are stated at amortized cost, which approximates market value.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional

                                                                 39 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions of each Fund's net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. Ordinarily, any net capital gain distributions will be paid in December of each year. The Funds will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the New York Bond Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the New York Bond Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. If you become a resident of a state other than New York, we will mail a check for proceeds of income dividends to you monthly.

      --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

USAA New York Funds - 40

--------------------------------------------------------------------------------

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual income will be exempt from federal and state income taxes, we may invest up to 20% of each Fund's assets in securities that generate income not exempt from federal income tax or New York State and City personal income taxes. Interest income being exempt for federal income tax purposes, does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. A Fund's interest income also may be a Tax Preference Item. As discussed earlier on page 21, net capital gains distributed by a Fund will be taxable. In addition, gain on the sale of a Fund's shares is taxable. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions (other than redemptions of New York Money Market Fund shares) payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                [] underreports dividend or interest income or

                [] fails to  certify that  he or she  is  not  subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

                                                                 41 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              REPORTING

              Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds and the percentage and source of interest income earned on tax-exempt securities held by the Funds during the preceding year.

              NEW YORK TAXATION

              The following is only a general summary of certain state and local tax considerations generally affecting shareholders and is not intended as a substitute for careful tax planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situation.

              Each Fund intends to satisfy the requirements of applicable law so as to pay dividends, as described below, that are exempt from New York State and New York City personal income taxes. Dividends derived from interest on qualifying New York Municipal Obligations (including certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and Guam) will be exempt from New York State and New York City personal income taxes, but not New York State corporate franchise tax or New York City general corporation tax. Investment in a Fund, however, may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends received from the Funds. For New York State and New York City personal income tax purposes, distributions of net long-term capital gains will be taxable at the same rates as ordinary income. Dividends and distributions derived from income (including capital gains on all New York Municipal Obligations) other than interest on qualifying New York

USAA New York Funds - 42

--------------------------------------------------------------------------------

              Municipal Obligations are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State and New York City personal income tax purposes. You will receive an annual notification stating your portion of each Fund's tax-exempt income attributable to qualified New York Municipal Obligations.

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


Financial Highlights

              The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                                 43 - Prospectus

NEW YORK BOND FUNDS
--------------------------------------------------------------------------------

              NEW YORK BOND FUND



                                       Year Ended March 31,
                         ----------------------------------------------------------
                           2002          2001        2000       1999       1998
                         ----------------------------------------------------------
Net asset value at
   beginning of period   $   11.58     $   10.79   $   11.66  $   11.62  $  10.94
                         ----------------------------------------------------------
Income from investment
 operations:
 Net investment income         .57           .59         .61        .61       .63

 Net realized and
  unrealized gain (loss)      (.21)          .79        (.87)       .04       .68
                         ----------------------------------------------------------
Total from investment
 operations                    .36          1.38        (.26)       .65      1.31
                         ----------------------------------------------------------
Less distributions:
 From net investment
 income                       (.57)         (.59)       (.61)      (.61)     (.63)
                         ----------------------------------------------------------
Net asset value
 at end of period        $   11.37     $   11.58   $   10.79  $   11.66  $  11.62
                         ==========================================================
Total return (%)*             3.10         13.24       (2.20)      5.73     12.24

Net assets at end of
 period (000)            $ 114,711     $ 103,283   $  82,971  $  88,480  $ 70,611

Ratio of expenses to
 average net assets (%)        .61(a)(b)     .50         .50        .50       .50

Ratio of expenses
 to average net
 assets excluding
 reimbursements (%)            .61(a)        .58         .57        .58      .61

Ratio of net
 investment income
 to average net
 assets (%)                   4.89          5.36        5.52       5.24      5.54

Portfolio turnover (%)        9.41         13.87       31.77      27.64     49.49


  * Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.
(b) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average annual net assets.


USAA New York Funds - 44

--------------------------------------------------------------------------------

              NEW YORK MONEY MARKET FUND



                                       Year ended March 31,
                       ---------------------------------------------------------
                           2002        2001        2000      1999      1998
                       ---------------------------------------------------------
Net asset value at
 beginning of period   $   1.00     $    1.00   $     1.00  $    1.00  $   1.00

Income from investment
 operations:
 Net investment income      .02           .03         .03         .03       .03

Less distributions:
 From net investment
 income                    (.02)         (.03)       (.03)       (.03)     (.03)
                       ---------------------------------------------------------
Net asset value
 at end of period      $   1.00     $    1.00   $    1.00   $    1.00  $   1.00
                       =========================================================

Total return (%)*          1.79          3.62        3.02        2.90      3.29
Net assets at end of
 period (000)          $ 99,314     $ 100,805   $  77,948   $  68,834  $ 62,226

Ratio of expenses to
 average net assets (%)     .57(a,b)      .50         .50         .50       .50

Ratio of expenses
 to average net
 assets excluding
 reimbursements (%)         .60(a)        .58         .58         .60       .63
Ratio of net investment

 income to average
 net assets (%)            1.77          3.54        3.00        2.86      3.23

*   Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.
(b) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.60% of the Fund's average net assets.


                                                                 45 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------


THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE NEW YORK FUNDS MAY BE INVESTED:


              FUTURES

              Under certain circumstances, the New York Bond Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. For more information on futures, see the SAI.

              ILLIQUID SECURITIES

              We may invest up to 15% of the New York Bond Fund's net assets and up to 10% of the New York Money Market Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

              In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers;
              (3) dealer  undertakings to make a market in the lease obligation;
              (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

USAA New York Funds - 46

--------------------------------------------------------------------------------

              In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance
              on) the unconditional put or demand feature of the put bond.

              INVERSE FLOATING RATE SECURITIES

              We may invest up to 10% of the New York Bond Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for its higher income and price volatility and reduced liquidity.

              MUNICIPAL LEASE OBLIGATIONS

              We may invest a Fund's assets in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

              Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis.

                                                                 47 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              PUT BONDS

              We may invest a Fund's assets in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the New York Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the New York Money Market Fund is determined as stated under Variable Rate Securities.

              SYNTHETIC INSTRUMENTS

              We may invest a Fund's assets in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

              VARIABLE RATE SECURITIES

              We may invest a Fund's assets in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates.

              []These  interest  rate  adjustments  can both raise and lower the income generated by such securities. These changes


USAA New York Funds - 48

--------------------------------------------------------------------------------

                will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              []Because the  interest rates  of  variable  rate  securities  are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

              []The market  value  of  a  variable  rate  security usually tends toward par (100% of face value) at interest rate adjustment time.

              In the case of the New York Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

              WHEN-ISSUED SECURITIES

              We may invest a Fund's assets in new securities offered on a when-issued basis.

                [] Delivery and  payment  take  place  after  the  date  of  the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

                [] The  Funds do  not earn  interest  on  the  securities  until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                [] Such securities can be sold before settlement date.

                                                                 49 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------


              ASSET COVERAGE

              Each Fund will cover transactions in futures, as well as when-issued and delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts or securities.

              ZERO COUPON BONDS

              We may invest a Fund's assets in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.


USAA New York Funds - 50

                                   APPENDIX B
--------------------------------------------------------------------------------

TAXABLE-EQUIVALENT YIELD TABLE

COMBINED 2002 FEDERAL INCOME TAX AND
NEW YORK STATE PERSONAL INCOME TAX RATES

Assuming a Federal
Marginal Tax Rate of:     27.0%          30.0%          35.0%         38.6%

and a State Rate of:      6.85%          6.85%          6.85%         6.85%

The Effective Marginal
Tax Rate Would be:     32.0005%(a)    34.7950%(b)    39.4525%(c)   42.8059%(d)

To Match a Double
Tax-Free Yield of:      A Fully Taxable Investment Would Have to Pay You:

================================================================================
        2.00%             2.94%          3.07%          3.30%         3.50%
--------------------------------------------------------------------------------
        2.50%             3.68%          3.83%          4.13%         4.37%
--------------------------------------------------------------------------------
        3.00%             4.41%          4.60%          4.95%         5.25%
--------------------------------------------------------------------------------
        3.50%             5.15%          5.37%          5.78%         6.12%
--------------------------------------------------------------------------------
        4.00%             5.88%          6.13%          6.61%         6.99%
--------------------------------------------------------------------------------
        4.50%             6.62%          6.90%          7.43%         7.87%
--------------------------------------------------------------------------------
        5.00%             7.35%          7.67%          8.26%         8.74%
--------------------------------------------------------------------------------
        5.50%             8.09%          8.43%          9.08%         9.62%
--------------------------------------------------------------------------------
        6.00%             8.82%          9.20%          9.91%        10.49%
--------------------------------------------------------------------------------
        6.50%             9.56%          9.97%         10.74%        11.36%
--------------------------------------------------------------------------------
        7.00%            10.29%         10.74%         11.56%        12.24%
================================================================================

--------------

(a) Federal Rate of 27.0% + (New York State Rate of 6.85% x (1-27.0%))
(b) Federal Rate of 30.0% + (New York State Rate of 6.85% x (1-30.0%))
(c) Federal Rate of 35.0% + (New York State Rate of 6.85% x (1-35.0%))
(d) Federal Rate of 38.6% + (New York State Rate of 6.85% x (1-38.6%))

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most taxpayers.

For a further explanation on calculating tax-equivalent yields, see the Funds' statement of additional information.

                                                                 51 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

TAXABLE-EQUIVALENT YIELD TABLE


COMBINED 2002 FEDERAL INCOME TAX AND NEW YORK
STATE AND NEW YORK CITY PERSONAL INCOME TAX RATES

Assuming a Federal
Marginal Tax Rate of:     27.0%          30.0%          35.0%        38.6%

and a Combined State
and City Rate of:        10.50%         10.50%         10.50%       10.50%

The Effective Marginal
Tax Rate Would be:     34.6650%(e)    37.3500% (f)   41.8250%(g)  45.0470%(h)

To Match a Triple
Tax-Free Yield of:         A Fully Taxable Investment Would Have to Pay You:

================================================================================
        2.00%             3.06%          3.19%          3.44%        3.64%
--------------------------------------------------------------------------------
        2.50%             3.83%          3.99%          4.30%        4.55%
--------------------------------------------------------------------------------
        3.00%             4.59%          4.79%          5.16%        5.46%
--------------------------------------------------------------------------------
        3.50%             5.36%          5.59%          6.02%        6.37%
--------------------------------------------------------------------------------
        4.00%             6.12%          6.38%          6.88%        7.28%
--------------------------------------------------------------------------------
        4.50%             6.89%          7.18%          7.74%        8.19%
--------------------------------------------------------------------------------
        5.00%             7.65%          7.98%          8.59%        9.10%
--------------------------------------------------------------------------------
        5.50%             8.42%          8.78%          9.45%       10.01%
--------------------------------------------------------------------------------
        6.00%             9.18%          9.58%         10.31%       10.92%
--------------------------------------------------------------------------------
        6.50%             9.95%         10.38%         11.17%       11.83%
--------------------------------------------------------------------------------
        7.00%            10.71%         11.17%         12.03%       12.74%
================================================================================


(e) Federal Rate of 27.0% + (New York State Rate of 6.85% + City Rate of 3.65% x (1-27.0%))
(f) Federal Rate of 30.0% + (New York State Rate of 6.85% + City Rate of 3.65% x (1-30.0%))
(g) Federal Rate of 35.0% + (New York State Rate of 6.85% + City Rate of 3.65% x (1-35.0%))
(h) Federal Rate of 38.6% + (New York State Rate of 6.85% + City Rate of 3.65% x (1-38.6%))


USAA New York Funds - 52

--------------------------------------------------------------------------------

Where applicable, the Table assumes the highest State and City rates corresponding to the federal marginal tax rate. An investor's tax rates may exceed the rates shown in the above tables if such investor does not itemize deductions for federal income tax purposes or due to the reduction or possible elimination of the personal exemption deduction for high-income taxpayers and an overall limit on itemized deductions. For taxpayers who pay alternative minimum tax, tax-free yields may be equivalent to lower taxable yields than those shown above. Likewise, for shareholders who are subject to income taxation by states other than New York, tax-free yields may be equivalent to lower taxable yields than those shown above. The above tables do not apply to corporate investors.

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most taxpayers.

For a further explanation on calculating tax-equivalent yields, see the Funds' statement of additional information.

                                                                 53 - Prospectus

                                     NOTES

USAA New York Funds - 54

                                     NOTES

                                                                 55 - Prospectus

                                     NOTES

USAA New York Funds - 56

                                     NOTES

                                                                 57 - Prospectus

                                     NOTES

USAA New York Funds - 58

                                     NOTES

                                                                 59 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semi-annual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA New York Funds - 60

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-3333                              Recycled
                                                                           Paper

                                     Part A



                               Prospectus for the

                                Virginia Bond and

                           Virginia Money Market Funds

                                                                      PROSPECTUS
                                                                  AUGUST 1, 2002

                              USAA VIRGINIA FUNDS

                            USAA VIRGINIA BOND FUND
                        USAA VIRGINIA MONEY MARKET FUND

Shares of the Virginia Funds are offered only to Virginia residents. The delivery of this prospectus is not an offer in any state where shares of the Virginia Funds may not lawfully be made.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of either of these Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT ARE EACH FUND'S INVESTMENT
     OBJECTIVES AND MAIN STRATEGIES?                                      3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THESE FUNDS?                 3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THESE FUNDS FLUCTUATE?                                            5

     FEES AND EXPENSES                                                   13

     FUND INVESTMENTS                                                    14

     FUND MANAGEMENT                                                     26

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         29

     HOW TO INVEST                                                       30

     HOW TO REDEEM                                                       34

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           36

     EXCHANGES                                                           38

     SHAREHOLDER INFORMATION                                             39

     FINANCIAL HIGHLIGHTS                                                43

     APPENDIX A                                                          46

     APPENDIX B                                                          51

     ADDITIONAL FUND INFORMATION                                         52


USAA Virginia Funds - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND MAIN STRATEGIES?

              Each Fund has a common objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

              VIRGINIA BOND FUND

              The Virginia Bond Fund invests primarily in long-term investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than ten years.

              VIRGINIA MONEY MARKET FUND

              The Virginia Money Market Fund invests in high-quality Virginia tax-exempt securities with maturities of 397 days or less.

              Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 14 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING IN THESE FUNDS?

              The three primary risks of investing in these Funds are credit risk, market risk, and management risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

                                                                  3 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

                [] CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.

                [] MARKET RISK involves the  possibility  that the value of each
                   Fund's investments will decline because of an increase in interest rates, or to adverse changes in supply and demand for municipal securities, or other market factors.

              IF INTEREST RATES INCREASE: the yield of each Fund may increase and the market value of the Virginia Bond Fund's securities will likely decline, adversely affecting the net asset value and total return. The Virginia Money Market Fund's total return may increase.

              IF INTEREST RATES DECREASE: the yield of each Fund may decrease and the market value of the Virginia Bond Fund's securities may increase, which would likely increase the Fund's net asset value and total return. The Virginia Money Market Fund's total return may decrease.

              The credit and market risks may be magnified because each Fund concentrates its investments in Virginia tax-exempt securities.

                [] MANAGEMENT RISK involves the possibility  that the investment techniques and risk analyses used by each Fund's managers will not produce the desired results.

              Other risks of investing in either Fund include call risk and structural risk.

              As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

USAA Virginia Funds - 4

--------------------------------------------------------------------------------

              An investment in either Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Virginia Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout the prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THESE FUNDS FLUCTUATE?

              Yes, it could. In fact, the value of your investment in the Virginia Bond Fund will fluctuate with the changing market values of the investments in the Fund. We manage the Virginia Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

              The value of the securities in which the Virginia Bond Fund invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations.

              The bar charts shown on the following pages illustrate the Funds' volatility and performance from year to year for each full calendar year over the past ten years.

                                                                   5 -Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

              VIRGINIA BOND FUND

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           8.49%
                    1993          12.67%
                    1994          -6.32%
                    1995          17.08%
                    1996           5.06%
                    1997           9.50%
                    1998           6.04%
                    1999          -4.63%
                    2000          13.18%
                    2001           4.30%


                            6-MONTH YTD TOTAL RETURN
                                4.10% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            7.72% 1ST QTR. 1995                -5.34% 1ST QTR. 1994

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

USAA Virginia Funds - 6

--------------------------------------------------------------------------------

              The table on the next page shows how the Fund's average annual total returns for the one-, five, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

                                                                  7 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------


================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                    LIFE OF
                                     PAST      PAST        PAST       FUND
 VIRGINIA BOND FUND                 1 YEAR    5 YEARS    10 YEARS   10/15/90
--------------------------------------------------------------------------------
 Return Before Taxes                 4.30%      5.50%      6.29%      7.00%
 Return After Taxes on
  Distributions                      4.30%      5.50%      6.24%      6.95%
 Return After Taxes on
  Distributions and Sale
  of Fund Shares                     4.63%      5.50%      6.19%      6.84%
.................................................................................
 Lehman Brothers Municipal
  Bond Index* (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES,
  OR TAXES)                          5.13%      5.98%      6.63%      7.36%+
.................................................................................
 Lipper Virginia Municipal
  Debt Funds Index** (REFLECTS
  NO DEDUCTION FOR FEES, EXPENSES,
  OR TAXES)                          4.37%      5.05%      5.88%      N/A


  * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

 ** THE LIPPER VIRGINIA MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT LIMIT THEIR ASSETS TO THOSE SECURITIES THAT ARE EXEMPT FROM TAXATION IN THE COMMONWEALTH OF VIRGINIA.

  + THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS CALCULATED AT THE END OF THE MONTH, SEPTEMBER 30, 1990, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 15, 990. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.
================================================================================


              NONE OF THE VIRGINIA BOND FUND'S RETURN WAS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR INDIVIDUALS.

USAA Virginia Funds - 8

--------------------------------------------------------------------------------

              VIRGINIA MONEY MARKET FUND

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           2.91%
                    1993           2.20%
                    1994           2.54%
                    1995           3.52%
                    1996           3.17%
                    1997           3.31%
                    1998           3.14%
                    1999           2.88%
                    2000           3.73%
                    2001           2.38%


                            6-MONTH YTD TOTAL RETURN
                                .47% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            .98% 4TH QTR. 2000                 .36% 4TH QTR. 2001

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


              The following table shows the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                   LIFE OF
                                    PAST      PAST       PAST       FUND
                                   1 YEAR    5 YEARS    10 YEARS   10/15/90
--------------------------------------------------------------------------------
  Virginia Money Market Fund        2.38%     3.09%      2.98%      3.16%

                                                                  9 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              YIELD
              ------------------------------------------------------------------

              All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

    ----------------------------------------------------------------------------
    [ARROW] YIELD IS ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

    [ARROW] EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.
    ----------------------------------------------------------------------------

              VIRGINIA BOND FUND

              The Virginia Bond Fund may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Fund's 30-day yield for the period ended December 31, 2001, was 4.47%.

              VIRGINIA MONEY MARKET FUND

              The Virginia Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2001, was 1.28%.


USAA Virginia Funds -10

--------------------------------------------------------------------------------

              TAX-EQUIVALENT YIELD
              ------------------------------------------------------------------

              Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal and Virginia marginal income tax rates and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable is the Fund's tax exemption.

              Since our Funds do not currently own and do not intend to own securities on which the interest is subject to the alternative minimum tax, the calculations below apply to all individual shareholders regardless of their status.

              For example, if you assume a federal marginal tax rate of 35.5% and a state marginal tax rate of 5.75%, the Effective Marginal Tax Rate would be 39.21%. Using this tax rate, the Funds' tax-equivalent yields for the period ended December 31, 2001, would be as follows:

--------------------------------------------------------------------------------
                                                               TAX-EQUIVALENT
                                                   YIELD           YIELD
--------------------------------------------------------------------------------
   Virginia Bond Fund (30 day)                     4.47%          7.35%
   Virginia Money Market Fund (7 day)              1.28%          2.11%

              Using the example, to exceed the 30-day yield of the Virginia Bond Fund on an after-tax basis, you would have needed a fully taxable investment that yielded more than 7.35%. Likewise, to exceed the 7-day yield of the Virginia Money Market Fund, you would have needed a fully taxable investment that yielded more than 2.11%.

              For more information on calculating tax-equivalent yields, see APPENDIX B on page 51.

                                                                  11 -Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for these Funds, through our usaa.com Internet web site once you have established Internet access. See page 32 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund you would like to receive information on followed by the pound sign(#) when asked for a fund code.

     -----------------------------------------------
     [ARROW]  FUND NUMBER
              VIRGINIA BOND FUND                 43
              VIRGINIA MONEY MARKET FUND         44
     -----------------------------------------------

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

   --------------------------------------------------
    [ARROW]   TICKER SYMBOL
              VIRGINIA BOND FUNDS            USVAX
              VIRGINIA MONEY MARKET FUND     UVAXX

    [ARROW]   NEWSPAPER SYMBOL
              VIRGINIA BOND FUND             VA Bd
    -------------------------------------------------


USAA Virginia Funds - 12

--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses during the past fiscal year ended March 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                                 TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION     OTHER      OPERATING
                          FEES         (12b-1)       EXPENSES      EXPENSES
--------------------------------------------------------------------------------
  Virginia Bond Fund      .32%          None           .24%          .56%*
  Virginia Money
  Market Fund             .32%          None           .26%          .58%*

   * THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUNDS' CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENTS. FOR THE FISCAL YEAR ENDED MARCH 31, 2002, THESE FEE OFFSET ARRANGEMENTS REDUCED THE TOTAL EXPENSES OF THE VIRGINIA BOND FUND AND THE VIRGINIA MONEY MARKET FUND BY 0.02% AND 0.00%, RESPECTIVELY.

 ------------------------------------------------------------------------------
    [ARROW]   12b-1 FEES   SOME  MUTUAL  FUNDS CHARGE  THESE  FEES  TO  PAY  FOR
              ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------

                                                                 13 - Prospectus

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------=

              EXAMPLE OF EFFECT OF THE FUNDS' OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of those periods shown.

--------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------

  Virginia Bond Fund                 $57       $179       $313       $701
  Virginia Money Market Fund         $59       $186       $324       $726


FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

              Each Fund's principal strategy is the investment of its assets in securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and by other governmental entities if, in the opinion of counsel to the issuer, the interest from such obligations is excluded from gross income for federal income tax purposes and is exempt from Virginia state income taxes.

              These securities include municipal debt obligations that have been issued by Virginia and its political subdivisions, and duly constituted state and local authorities and corporations. We refer to these securities as Virginia tax-exempt securities. Virginia tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They may also be issued to refinance outstanding obligations as well as to obtain

USAA Virginia Funds - 14

--------------------------------------------------------------------------------

              funds for general operating expenses and for loans to other public institutions and facilities.

              Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities. Likewise, the Virginia Legislature has granted an exemption from state personal income taxes for most Virginia municipal securities.


      [ARROW] WHAT TYPES  OF  TAX-EXEMPT  SECURITIES  WILL BE  INCLUDED  IN EACH
              FUND'S PORTFOLIO?

              Each Fund's assets may be invested in any of the following tax-exempt securities:

                [] GENERAL OBLIGATION BONDS,  which  are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

                [] REVENUE  BONDS,  which are payable  from the revenue  derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

                [] LEASE OBLIGATIONS backed  by the  municipality's covenant  to budget for the payments due under the lease  obligation;

                [] PRIVATE  ACTIVITY  BONDS  issued  by  or  on behalf of public
                   authorities  to   obtain   funds   for   privately   operated
                   facilities;

                [] INVERSE  FLOATING RATE SECURITIES  (except the Virginia Money
                   Market Fund) whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond; and

                [] SYNTHETIC   INSTRUMENTS,   which  combine  a   municipality's
                   long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured

                                                                 15 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

                   so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the securities maturity.

              As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of each Fund's assets in short-term securities whether or not they are exempt from federal income tax and Virginia personal income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.


      [ARROW] WHAT ARE THE PRINCIPAL RISKS  ASSOCIATED  WITH INVESTMENTS IN TAX-
              EXEMPT SECURITIES?

              The three principal risks associated with investing in tax-exempt securities are credit risk, market risk, and management risk.

              CREDIT RISK. The securities in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. We attempt to minimize the Funds' credit risks by investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

              When evaluating potential investments for the Funds, our analysts also independently assess credit risk and its impact on the Funds' portfolios. Securities in the lowest investment grade ratings category (BBB) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal

USAA Virginia Funds - 16

--------------------------------------------------------------------------------

              and interest payments on these securities than is the case for higher-rated securities.

              MARKET RISK. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

              MANAGEMENT RISK: These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by each Fund's managers will produce the desired results.


      [ARROW] WHAT OTHER RISKS  ARE ASSOCIATED  WITH INVESTMENTS  IN  TAX-EXEMPT
              SECURITIES?

              Two  other  risks  that  are  applicable  to  certain   tax-exempt
              securities are call risk and structural risk.

              CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

              Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

                                                                 17 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is impacted in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

              STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the Virginia Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.


      [ARROW] WHAT  PERCENTAGE  OF  EACH  FUND'S  ASSETS  WILL  BE  INVESTED  IN
              VIRGINIA TAX-EXEMPT SECURITIES?

              During normal market conditions, at least 80% of each Fund's net assets will consist of Virginia tax-exempt securities. This policy may only be changed by a shareholder vote.

              In addition to Virginia tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, and Guam are exempt from federal and state

USAA Virginia Funds - 18

--------------------------------------------------------------------------------

              personal income taxes; and as such, we may consider investing up to 20% of each Fund's assets in these securities.


      [ARROW] ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

              Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of Virginia tax-exempt securities.

              With respect to the Virginia Money Market Fund, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution.

              We also may not invest more than 25% of a Fund's assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in private activity bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund's assets in tax-exempt private activity bonds. The 25% industry limitation does not apply to general obligation bonds or bonds that are escrowed in U.S. government securities.


      [ARROW] WHAT ARE THE POTENTIAL  RISKS ASSOCIATED WITH CONCENTRATING SUCH A
              LARGE PORTION OF EACH FUND'S ASSETS IN ONE STATE?

              The Funds are subject to credit and market risks, as previously described, which could be magnified by the Funds' concentration in Virginia issuers. Virginia tax-exempt securities


                                                                 19 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              may be affected by political, economic, regulatory, or other developments that limit the ability of Virginia issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within Virginia to a much greater degree than a more diversified national fund.

              A particular development may not directly relate to the Funds' investments but nevertheless might depress the entire market for the state's tax-exempt securities and therefore adversely impact the Funds' valuation.

              An investment in the Virginia Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

              The following are examples of just some of the events that may depress valuations for Virginia tax-exempt securities for an extended period of time:

                [] Changes in  state laws,  including  voter  referendums,  that restrict revenues or raise costs for issuers.

                [] Court  decisions  that affect a category of municipal  bonds, such as municipal lease obligations or electric utilities.

                [] Natural  disasters   such  as   floods,  storms,  hurricanes,
                   droughts, fires, or earthquakes.

                [] Bankruptcy or financial  distress  of a  prominent  municipal issuer within the state.

                [] Economic  issues  that impact  critical  industries  or large employers or that weaken real estate prices.

                [] Reductions in federal or state financial aid.

                [] Imbalance in the supply and  demand for the state's municipal securities.

                [] Developments  that may change  the tax treatment  of Virginia tax-exempt securities.

USAA Virginia Funds - 20

--------------------------------------------------------------------------------

              In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

              Other considerations  affecting the Funds' investments in Virginia
              tax-exempt   securities   are   summarized  in  the  statement  of
              additional information under SPECIAL RISK CONSIDERATIONS.


      [ARROW] DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

              Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Fund. However, this insurance does not eliminate completely the risk of investing in the issuer.


      [ARROW] WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO
              FEDERAL INCOME TAXES?

              During normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes and will also be exempt from Virginia state income taxes. This policy may only be changed by a shareholder vote. Since the Funds' inceptions, any taxable interest income distribution to shareholders has been minimal.

              However, gains and losses from trading securities that occur during the normal course of managing a fund may create net capital gain distributions. The Internal Revenue Code presently treats these distributions differently than tax-exempt interest income in the following ways:

                                                                 21 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

                [] Distributions of net short-term capital gains are taxable as ordinary income.

                [] Distributions  of net long-term  capital gains are taxable as long-term capital gains, regardless of the length of time you have held the Fund shares.

                [] Both  short-term  and  long-term  capital  gains are  taxable whether received in cash or reinvested in additional shares.


      [ARROW] WILL INCOME FROM THE FUNDS BE SUBJECT TO THE FEDERAL ALTERNATIVE
              MINIMUM TAX (AMT) FOR INDIVIDUALS?

              During normal market conditions, at least 80% of each Fund's annual income will be excluded from the calculation of the federal AMT for individuals. This policy may only be changed by a shareholder vote. Since inception, the Funds have not distributed any income that is subject to the federal AMT for individuals, and we do not intend to invest in securities subject to the federal AMT. However, of course, changes in federal tax laws or other unforeseen circumstances could result in income subject to the federal AMT for individuals.


              VIRGINIA BOND FUND

      [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

              Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch Ratings (Fitch) or in the highest short-term rating category by Moody's, S&P, or Fitch. If a security is not rated by these rating agencies, we must determine that the security is of equivalent investment quality.

              In no event will we purchase a security  for the Fund unless it is
              rated  at  least   investment  grade  at  the  time  of  purchase.
              Investment-grade  securities are those securities rated within

USAA Virginia Funds - 22

--------------------------------------------------------------------------------

              the four highest long-term rating categories by Moody's (Baa or higher), S&P, or Fitch (BBB or higher), or in the two highest short-term rating categories by these rating agencies. If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

              On occasion, we may purchase a credit rating on a particular security when we believe it will provide an anticipated benefit to the Fund.

              You will find a complete description of the above tax-exempt ratings in the Fund's statement of additional information.


      [ARROW] WHAT HAPPENS  IF  THE RATING  OF  A SECURITY  IS DOWNGRADED  BELOW
              INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.


      [ARROW] WHAT IS THE FUND'S  WEIGHTED AVERAGE PORTFOLIO MATURITY AND HOW IS
              IT CALCULATED?

              While the Fund's weighted average portfolio maturity is not restricted, we expect it to be greater than ten years. To determine a security's maturity for purposes of calculating the


                                                                 23 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              Fund's weighted average portfolio maturity, we may estimate the expected time in which the security's principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund's weighted average portfolio maturity, see INVESTMENT POLICIES in the Fund's statement of additional information.


              VIRGINIA MONEY MARKET FUND

      [ARROW] WHAT IS THE  CREDIT QUALITY  OF THE FUND'S INVESTMENTS AT THE TIME
              OF PURCHASE?

              The  Fund's   purchases   consist  of   securities   meeting   the
              requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

                [] issued or guaranteed by the U.S. government or any agency or
                   instrumentality   thereof,   including   "prerefunded"   and
                   "escrowed to maturity" tax-exempt securities

                [] rated or subject to a  guarantee  that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO

                [] unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated or

                [] unrated but determined by us to be of comparable quality

              In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.


USAA Virginia Funds - 24

--------------------------------------------------------------------------------

      [ARROW] WHO   ARE    THE    NATIONALLY   RECOGNIZED   STATISTICAL   RATING
              ORGANIZATIONS?

              Current NRSROs include:

                [] Moody's Investors Services

                [] Standard & Poor's Ratings Group

                [] Fitch Ratings


      [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

              If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.


      [ARROW] WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

              While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

              For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

              There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less. The maturity of each security is calculated based upon SEC guidelines.

                                                                  25 -Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     [ARROW] DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
     ---------------------------------------------------------------------------

              Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

              For additional information about other securities in which we may invest each of the Fund's assets, see APPENDIX A on page 46.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

     --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $40 BILLION AS OF JUNE 30, 2002.
      --------------------------------------------------------------------------

USAA Virginia Funds - 26

--------------------------------------------------------------------------------

              We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Funds' portfolios (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. For our services, the Funds pay us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This fee is allocated between the Funds based on the relative net assets of each. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) for that portion of average net assets over $100 million. The fees we received for the fiscal year ended March 31, 2002, were equal to .32% of average net assets for the Virginia Bond Fund and .32% of average net assets for the Virginia Money Market Fund.

              Beginning with the month ended July 31, 2002, the investment management fee for the Virginia Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consists of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LIPPER VIRGINIA MUNICIPAL DEBT FUNDS INDEX
     ---------------------------------------------------------------------------

                                                                 27 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
               +/- 20 to 50                            +/- 4
               +/- 51 to 100                           +/- 5
            +/- 101 and greater                        +/- 6


       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Funds.


              PORTFOLIO MANAGERS
              ------------------------------------------------------------------

              VIRGINIA BOND FUND

              Robert R. Pariseau, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since May 1995. He has 18 years' investment management experience working for us. Mr. Pariseau earned the Chartered Financial Analyst designation in 1987 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MBA from Lindenwood College and a BS from the U.S. Naval Academy.


USAA Virginia Funds - 28

--------------------------------------------------------------------------------

              VIRGINIA MONEY MARKET FUND

              Regina G. Shafer, CFA, assistant vice president of Money Market Funds, has managed the Fund since April 1999. She has seven years' investment management experience and has worked for us for 11 years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst designation in 1998. She is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from the University of Texas at San Antonio and a BBA from Southwest Texas State University.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Funds, as well as other functions.

                                                                 29 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST


              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Funds, including a transaction fee if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

USAA Virginia Funds - 30

--------------------------------------------------------------------------------

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. Each Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE
                [] $3,000

              ADDITIONAL MINIMUM PURCHASES

                [] $50  minimum  per  transaction,   per  account.   (Except  on
                   transfers from brokerage accounts into the Virginia Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

                                                                 31 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                [] You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                [] To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San  Antonio,  TX  78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                [] To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              IN PERSON

                [] To open an account,  bring your  application and check to our
                   San Antonio investment sales and service office at:

                           USAA Federal Savings Bank
                           10750 Robert F. McDermott Freeway
                           San Antonio, TX 78288

USAA Virginia Funds - 32

--------------------------------------------------------------------------------

              BANK WIRE

                [] To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA Virginia Fund Name
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ___________________
                           Shareholder(s) Mutual Fund Account No.______

              ELECTRONIC FUNDS TRANSFER (EFT)

                [] Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                [] If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                [] In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

                                                                 33 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                [] To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

USAA Virginia Funds - 34

--------------------------------------------------------------------------------

              In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE,
              OR TOUCHLINE(R)

                [] Access usaa.com.

                [] Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio,  TX 78288
                           (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)

                [] Visit a  member  service  representative  at our San  Antonio investment sales and service office at USAA Federal Savings Bank.

                [] Send a signed fax to  1-800-292-8177,  or send a telegram to
                   USAA Shareholder Account Services.

                [] Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                [] Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.


              Telephone redemption privileges are automatically established when you complete your application. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates

                                                                 35 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              CHECKWRITING

                [] Checks  can be issued  for the  Virginia  Money  Market  Fund account. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

              USAA BROKERAGE SERVICES

                [] Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

              Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

USAA Virginia Funds - 36

--------------------------------------------------------------------------------

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              Each Fund reserves the right to:

                [] reject purchase or exchange  orders when in the best interest of the Fund

                [] limit or discontinue  the  offering  of  shares  of  the Fund without notice to the shareholders

                [] calculate the NAV per share on a  business  day that the NYSE is closed

                [] impose  a  redemption  charge  of up to 1% of the  net  asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                []|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question

                                                                 37 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

                   (the statement of additional information contains information on acceptable guarantors)

                [] redeem an account with less than 50 full shares, with certain limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Only Virginia residents may exchange into a Virginia Fund. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Funds have undertaken certain procedures regarding telephone transactions as described on page 35.

USAA Virginia Funds - 38

--------------------------------------------------------------------------------

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Securities of the Virginia Bond Fund are valued each business day at their current market value as determined by a pricing service approved by the Funds' Board of Directors. Securities that cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using procedures approved by the Funds' Board of Directors. In addition, securities purchased with maturities of 60 days or less and all

                                                                 39 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              securities of the Virginia Money Market Fund are stated at amortized cost, which approximates market value.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions from each Fund's net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. Ordinarily, any net capital gain distributions will be paid in December of each year. The Funds will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the Virginia Bond Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Virginia Bond Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. If you become a resident of a state other than Virginia, we will mail a check for proceeds of income dividends to you monthly.

      --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

USAA Virginia Funds - 40

--------------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual income will be exempt from federal and state income taxes, we may invest up to 20% of each Fund's assets in securities that generate income not exempt from federal or state income taxes. Interest income being exempt for federal income tax purposes, does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. A Fund's interest income also may be a Tax Preference Item. As discussed earlier on page 22, net capital gains distributed by a Fund will be taxable. In addition, gain on the sale of a Fund's shares is taxable. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions (other than redemptions of Virginia Money Market Fund shares) payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions payable to such shareholder who:

                [] underreports dividend or interest income or

                [] fails to  certify  that  he  or  she is not subject to backup withholding.

                                                                 41 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds and the percentage and source of interest income earned on tax-exempt securities held by the Funds during the preceding year.

              VIRGINIA TAXATION

              The following is only a summary of some of the important Virginia personal income tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situations.

              Dividends paid by the Funds and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth, which pay interest excludable from federal gross income, or derived from obligations of the United States, which pay interest or dividends excludable from Virginia taxable income under the laws of the United States, will be exempt from the Virginia income tax. Dividends (1) paid by the Funds, (2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands, and Guam) will be exempt from the Virginia income tax. To the extent a portion of the dividends is derived from interest on obligations other than those described above, such portion will be subject to the Virginia income tax even though it may be excludable from gross income for federal income tax purposes.

USAA Virginia Funds - 42

--------------------------------------------------------------------------------

              Distributions from the Funds and derived from long-term capital gains on the sale or exchange by the Funds of obligations of the Commonwealth of Virginia, any political subdivision or instrumentality of the Commonwealth, or the United States will be exempt from Virginia income tax. Distributions from the Funds of all other long-term capital gains and all short-term capital gains realized by the Funds generally will be taxable to you regardless of how long you have held the shares.

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

              The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                                 43 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              VIRGINIA BOND FUND


                                        Year Ended March 31,
                        --------------------------------------------------------
                           2002        2001        2000       1999     1998
                        --------------------------------------------------------
Net asset value at
 beginning of period    $    11.29   $   10.69  $   11.52  $   11.49  $   10.92
                        --------------------------------------------------------
Income from investment
 operations:
 Net investment income         .55         .59        .59        .60        .62
 Net realized and
 unrealized gain (loss)       (.21)        .60       (.83)       .03        .57
                        --------------------------------------------------------
Total from investment
 operations                    .34        1.19       (.24)       .63       1.19
                        --------------------------------------------------------
Less distributions:
 From net investment
 income                       (.55)       (.59)      (.59)      (.60)      (.62)
                        --------------------------------------------------------
Net asset value
 at end of period       $    11.08   $   11.29  $   10.69  $   11.52  $   11.49
                        ========================================================
Total return (%)*             3.02       11.45      (2.00)      5.62      11.13

Net assets at end of
 period (000)           $  466,718   $ 432,047  $ 377,216  $ 402,352  $ 346,246

Ratio of expenses to
 average net assets (%)        .52(a)      .43        .43        .43        .44

Ratio of net investment
 income to average
 net assets (%)               4.86        5.38       5.45       5.22       5.48

Portfolio turnover (%)       35.06       30.28      24.60      10.55      14.24


  * Assumes reinvestment of all dividend income distributions during the period.

(a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.

USAA Virginia Funds - 44

--------------------------------------------------------------------------------

VIRGINIA MONEY MARKET FUND


                                         Year Ended March 31,
                        --------------------------------------------------------
                           2002        2001        2000      1999       1998
                        --------------------------------------------------------
Net asset value at
 beginning of period    $    1.00   $    1.00   $    1.00  $    1.00  $    1.00

Income from investment
 operations:
 Net investment income        .02        .04          .03        .03        .03

Less distributions:
 From net investment
 income                      (.02)      (.04)        (.03)      (.03)      (.03)
                        --------------------------------------------------------
Net asset value
 at end of period       $    1.00   $    1.00   $    1.00  $    1.00  $    1.00

Total return (%)*            1.82        3.70        3.06       2.98       3.34

Net assets at end of
 period (000)           $ 171,656   $ 168,669   $ 157,054  $ 138,416  $ 122,509

Ratio of expenses to
 average net assets (%)       .55(a)      .50         .50        .50        .50

Ratio of expenses
 to average net
 assets excluding
 reimbursements (%)            -           -           -         .50        .51

Ratio of net investment
 income to average
 net assets (%)              1.80        3.63        3.04       2.93       3.29


  * Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

                                                                 45 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE VIRGINIA FUNDS MAY BE INVESTED:

              FUTURES

              Under certain circumstances, the Virginia Bond Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. For more information on futures, see the SAI.

              ILLIQUID SECURITIES

              We may invest up to 15% of the Virginia Bond Fund's net assets and up to 10% of the Virginia Money Market Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

              In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers;
              (3) dealer  undertakings to make a market in the lease obligation;
              (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such

USAA Virginia Funds - 46

--------------------------------------------------------------------------------

              other factors as we may determine to be relevant to such determination.

              In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance
              on) the unconditional put or demand feature of the put bond.

              INVERSE FLOATING RATE SECURITIES

              We may invest up to 10% of the Virginia Bond Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for its higher income and price volatility and reduced liquidity.

              MUNICIPAL LEASE OBLIGATIONS

              We may invest a Fund's assets in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

              Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis.

                                                                 47 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              PUT BONDS

              We may invest a Fund's assets in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Virginia Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Virginia Money Market Fund is determined as stated under Variable Rate Securities.

              SYNTHETIC INSTRUMENTS

              We may invest a Fund's assets in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the instrument (or the underlying bond) loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

              VARIABLE RATE SECURITIES

              We may invest a Fund's assets in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates.

              []These interest rate  adjustments  can both raise and lower the income generated by such securities. These changes will


USAA Virginia Funds - 48

--------------------------------------------------------------------------------

                have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              []Because the interest  rates of variable  rate  securities  are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

              []The market value of a variable  rate  security  usually  tends toward par (100% of face value) at interest rate adjustment time.

              In the case of the Virginia Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

              WHEN-ISSUED SECURITIES

              We may invest a Fund's assets in new securities offered on a when-issued basis.

                [] Delivery  and  payment  take  place  after  the  date  of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

                [] The  Funds  do not  earn  interest  on the  securities  until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                [] Such securities can be sold before settlement date.

                                                                 49 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------


              ASSET COVERAGE

              Each Fund will cover transactions in futures, as well as when-issued and delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts or securities.

              ZERO COUPON BONDS

              We may invest a Fund's assets in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

USAA Virginia Funds - 50

                                   APPENDIX B
--------------------------------------------------------------------------------

TAXABLE-EQUIVALENT YIELD TABLE

COMBINED 2002 FEDERAL INCOME TAX AND
VIRGINIA STATE PERSONAL INCOME TAX RATES


Assuming a Federal
Marginal Tax Rate of:     27.0%          30.0%          35.0%       38.6%

and a State Rate of:      5.75%          5.75%          5.75%       5.75%

The Effective Marginal
Tax Rate Would be:       31.20%(a)      34.03% (b)     38.74%(c)   42.13%(d)

To Match a Double
Tax-Free Yield of:       A Fully Taxable Investment Would Have to Pay You:

================================================================================
        2.00%             2.91%          3.03%          3.26%       3.46%
--------------------------------------------------------------------------------
        2.50%             3.63%          3.79%          4.08%       4.32%
--------------------------------------------------------------------------------
        3.00%             4.36%          4.55%          4.90%       5.18%
--------------------------------------------------------------------------------
        3.50%             5.09%          5.31%          5.71%       6.05%
--------------------------------------------------------------------------------
        4.00%             5.81%          6.06%          6.53%       6.91%
--------------------------------------------------------------------------------
        4.50%             6.54%          6.82%          7.35%       7.78%
--------------------------------------------------------------------------------
        5.00%             7.27%          7.58%          8.16%       8.64%
--------------------------------------------------------------------------------
        5.50%             7.99%          8.34%          8.98%       9.50%
--------------------------------------------------------------------------------
        6.00%             8.72%          9.09%          9.79%      10.37%
--------------------------------------------------------------------------------
        6.50%             9.45%          9.85%         10.61%      11.23%
--------------------------------------------------------------------------------
        7.00%            10.17%         10.61%         11.43%      12.10%
================================================================================

(a)  Federal  Rate of 27.0% +  (Virginia  State Rate of 5.75% x  (1-27.0%))
(b)  Federal Rate of 30.0% + (Virginia  State Rate of 5.75% x (1-30.0%))
(c)  Federal Rate of 35.0% + (Virginia  State Rate of 5.75% x (1-35.0%))
(d)  Federal Rate of 38.6% + (Virginia State Rate of 5.75% x (1-38.6%))

THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

THESE RATES WERE SELECTED AS EXAMPLES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

FOR A FURTHER EXPLANATION ON CALCULATING TAX-EQUIVALENT YIELDS, SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

                                                                 51 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------


ADDITIONAL FUND INFORMATION

              If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semi-annual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-3333                              Recycled
                                                                           Paper

                                     Part B



                  Statements of Additional Information for the

                    Long-Term, Intermediate-Term, Short-Term

                       and Tax Exempt Money Market Funds,

               California Bond and California Money Market Funds,

               New York Bond and New York Money Market Funds, and

                  Virginia Bond and Virginia Money Market Funds



                               are included herein

                                     Part B



                   Statement of Additional Information for the

                    Long-Term, Intermediate-Term, Short-Term

                        and Tax Exempt Money Market Funds

[USAA EAGLE LOGO] USAA                                    STATEMENT OF
                  TAX EXEMPT                              ADDITIONAL INFORMATION
                  FUND, INC.                              AUGUST 1, 2002

--------------------------------------------------------------------------------

                           USAA TAX EXEMPT FUND, INC.
                    (LONG-TERM FUND, INTERMEDIATE-TERM FUND,
               SHORT-TERM FUND, AND TAX EXEMPT MONEY MARKET FUND)


USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, four of which are described in this Statement of Additional Information (SAI): the Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, and Tax Exempt Money Market Fund (collectively, the Funds). Each Fund is classified as diversified and has a common investment objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of a prospectus dated August 1, 2002, for the Funds by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the prospectus.

The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended March 31, 2002, are included in the accompanying Annual Report to Shareholders of that date and are incorporated by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

         PAGE
           2   Valuation of Securities
           2   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           4   Investment Plans
           4   Investment Policies
           9   Investment Restrictions
          10   Portfolio Transactions
          11   Description of Shares
          11   Tax Considerations
          13   Directors and Officers of the Company
          18   The Company's Manager
          21   General Information
          21   Calculation of Performance Data
          25   Appendix A - Tax-Exempt Securities and Their Ratings
          28   Appendix B - Comparison of Fund Performance
          31   Appendix C - Dollar-Cost Averaging
          32   Appendix D - USAA Family of No Load Mutual Funds

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The investments of the LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type, indications as to values from dealers in securities, and general market conditions. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under procedures approved by the Board of Directors.

     The value of the TAX EXEMPT MONEY MARKET FUND'S securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The valuation of the Tax Exempt Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Directors has established procedures designed to stabilize the Tax Exempt Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.


                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.


              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Short-Term Fund or Tax Exempt Money Market Fund may request that checks be issued for their accounts. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

     Checks issued to shareholders of either Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. A check drawn on an account in the Short-Term Fund may be returned for insufficient funds if the NAV per share of that Fund declines over the time between the date the check was written and the date it was presented for payment. Because the value of an account in either the Short-Term Fund or Tax Exempt Money Market Fund changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege is subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfers from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these systematic purchase plans allows you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.


                               INVESTMENT POLICIES

The sections captioned WHAT ARE EACH FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGIES? and FUND INVESTMENTS in the prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITIES

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of a Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the Long-Term Fund, the Intermediate-Term Fund, and the Short-Term Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of these Funds' investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

     The Tax Exempt Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Company equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income.

      No loan of securities will be made if, as a result, the aggregate of such loans would exceed 331/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

WHEN-ISSUED SECURITIES

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

     Tax-exempt securities purchased on a when-issued basis are subject to changes in value in the same way as other debt securities held in a Fund's portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued commitments. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued securities themselves (which may have a value greater or less than the Company's payment obligations).

MUNICIPAL LEASE OBLIGATIONS

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

DERIVATIVES

Each Fund (other than the Tax Exempt Money Market Fund) may buy and sell certain types of derivatives, such as futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

INVERSE FLOATING RATE SECURITIES

We may invest up to 10% of each Fund's net assets (except the Tax Exempt Money Market Fund) in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Funds will seek to buy these securities at attractive values and yields that more than compensate the Funds for their higher price volatility and complex structure.

FUTURES CONTRACTS

Each Fund (other than the Tax Exempt Money Market Fund) may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON FUTURES CONTRACTS

Each Fund (other than the Tax-Exempt Money Market Fund) may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS ON FUTURES AND FUTURES ACTIVITY

As noted above, each Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. Each Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

     Non-hedging strategies typically involve special risks. The profitability of each Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option on futures or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     To the extent that a Fund enters into futures contracts and options on futures contracts, in each case that are not for BONA FIDE hedging purposes, the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the exercise ("strike") price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

SWAP ARRANGEMENTS

Each Fund (other than the Tax-Exempt Money Market Fund) may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

     Each Fund (other than the Tax-Exempt Money Market Fund) may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund's portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities whether or not they are exempt from federal income taxes. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.


                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

Under the restrictions, each Fund may not:

  (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (2) pledge, mortgage, or hypothecate its assets to any extent greater than 10% of the value of its total assets;

  (3) purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;

  (4) purchase any securities which would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in either (i) the securities of issuers conducting their principal activities in the same state, or (ii) the securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, etc.; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and, in the case of the Tax Exempt Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;

  (5)   invest in issuers for the purpose of exercising control of management;

  (6)   issue senior securities, except as permitted under the 1940 Act;

  (7) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

  (8) purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

  (9) lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

  (10)  purchase on margin or sell short;

  (11)  purchase  or sell  commodities,  except  that  each  Fund may  invest in
        financial  futures  contracts,   options  thereon,   and  other  similar
        instruments;

  (12) invest in put, call, straddle, or spread options or interests in oil, gas, or other mineral exploration or development programs.

     Additionally during normal market conditions, at least 80% of each Fund's annual income will be excluded from grosss income for federal income tax purposes.

ADDITIONAL RESTRICTIONS

The following restrictions are not considered to be fundamental policies of the Funds. The Board of Directors may change these additional restrictions without notice to or approval by the shareholders.

Each Fund may not:

  (1)   invest more than 15% (10% with  respect to the Tax Exempt  Money  Market
        Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days; or

  (2) purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.


                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated August 1, 2001, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders. The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated only through purchase of new issue fixed income securities.

     Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party data bases, such as historical data on companies, financial statements, earnings history and estimates and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

     On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

     The tax-exempt security market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

     The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Long-Term, Intermediate-Term, and Short-Term Funds' portfolios appropriate in view of each Fund's investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. Each of the Funds

(except the Tax Exempt Money Market Fund) may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

     For the last two fiscal years ended March 31, the Funds' portfolio turnover rates were as follows:

        FUND                               2001          2002

        Long-Term                         46.62%         39.84%
        Intermediate-Term                  9.41%         12.97%
        Short-Term                        19.43%         20.67%

     Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.


                              DESCRIPTION OF SHARES

The Funds are series of USAA Tax Exempt Fund, Inc. (the Company) and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on November 16, 1981. The Company is authorized to issue shares in separate series or funds. There are ten mutual funds in the Company, four of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the Long-Term, Intermediate-Term and Short-Term Funds in March 1982 and began offering shares of the Tax Exempt Money Market Fund in February 1984.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Directors for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.


                               TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that a Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive in at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition securities or other income including gains from options or futures contracts derived with respect to its business of investing in securities, (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of it's taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy this requirement.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, in that year and (3) any prior undistributed amounts. Each Fund intends to make distributions necessary to avoid imposition of this excise tax.

     For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount. (Generally, is the excess of the stated redemption price at maturity of a debt obligation over its issue price.) Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund's taxable income, although that discount will be included in its gross income for purposes of the 90% will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest. An investment in a zero coupon bond will result in original issue discount.

     Debt securities may be purchased by a Fund at a market discount. Market discount exist when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent accrued market discount on the security.

     The Funds may also purchase debt securities at a premium, I.E., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond on a security will reduce the Fund's adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and generally must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31, if they are paid during the following January. It is expected that none of the Funds' distributions will qualify for the corporate dividends-received deduction.

     To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

     All distributions of investment income during a year will have the same percentage designated as tax-exempt. This method is called the "average annual method." Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

     A shareholder of the Long-Term, Intermediate-Term, or Short-Term Funds should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any Fund share and that share has been held for six months or less, any loss on the redemption or exchange will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of a Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund's shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

     The Funds may invest in private activity bonds. Interest on certain private activity bonds generally is an item of tax preference for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

     Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis of such opinions.

STATE AND LOCAL TAXES

The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from a Fund in their own states and localities.


                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Director shall be fifteen
(15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors or Trustees of the USAA family of funds consisting of four registered investment companies offering 39 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

INTERESTED DIRECTORS1

Robert G. Davis  2
Director and Chairman of the Board of Directors
Date of Birth: November 1946

President and Chief Executive Officer of United Services Automobile  Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

Christopher W. Claus  2, 4
Senior Vice President
Date of Birth:  December 1960

President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of the USAA Life Investment Trust, a registered investment company offering five individual funds.

NON INTERESTED DIRECTORS

Barbara B. Dreeben 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: June 1945

President, Postal Addvantage (7/92-present), which is a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Ms. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Robert L. Mason, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1946

Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Michael F. Reimherr 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: August 1945

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Laura T. Starks, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: February 1950

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of
Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Richard A. Zucker 2, 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1943

Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS1

Clifford A. Gladson
Vice President
Date of Birth: November 1950

Vice President, Fixed Income Investments, IMCO (5/02-present); Vice President, Mutual Fund Portfolios, IMCO, (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

Stuart Wester
Vice President
Date of Birth: June 1947

Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

Michael D. Wagner
Secretary
Date of Birth: July 1948

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (1/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner also holds the officer position of Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Mark S. Howard
Assistant Secretary
Date of Birth: October 1963

Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also holds the officer position of Assistant Secretary for IMCO, USAA Shareholder Account Services, USAA Financial Planning Services, the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

David M. Holmes
Treasurer
Date of Birth: June 1960

Senior Vice President,  Senior  Financial  Officer,  IMCO  (6/01-present);  Vice
President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the officer position of Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr.
Assistant Treasurer
Date of Birth: November 1960

Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo holds the officer position of Assistant Treasurer for the USAA family of funds.

--------------------

  1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
  2  Member of Executive Committee
  3  Member of Audit Committee
  4  Member of Pricing and Investment Committee
  5  Member of Corporate Governance Committee

      The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the independent auditors' reports, and undertakes certain studies and analyses as directed by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     The Board of Directors typically conducts regular meetings six times a year to review the operations of the Funds in the USAA family of funds. A portion of these meetings is devoted to meetings of various committees of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

     During the Funds' most recent full fiscal year ended March 31, 2002, the Board of Directors held meetings ten times; the Executive Committe held no meetings; the Audit Committee held meetings four times; the Pricing and Investment Committee held meetings four times; and the Corporate Governance Committee held meetings eight times.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Mark S. Rapp, Senior Vice President, Marketing. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Company Funds listed in this SAI and in all the USAA family of funds overseen by the Directors as of the calendar year ended December 31, 2001.

                             LONG-TERM      INTERMEDIATE-TERM     SHORT-TERM
                               FUND                FUND              FUND

INTERESTED DIRECTORS
Robert G. Davis                None               None              None
Christopher W. Claus           None               None        $10,001 - $50,000
David G. Peebles               None               None          Over $100,000

NON INTERESTED DIRECTORS
Barbara B. Dreeben             None           Over $100,000         None
Robert L. Mason             0 - $10,000           None              None
Michael F. Reimherr            None               None              None
Laura T. Starks                None               None              None
Richard A. Zucker          Over $100,000          None              None

                                                            USAA FAMILY
                                       TAX-EXEMPT            OF FUNDS
                                   MONEY MARKET FUND           TOTAL

INTERESTED DIRECTORS
Robert G. Davis                          None                  None
Christopher W. Claus                     None              Over $100,000
David G. Peebles                     Over $100,000         Over $100,000

NON INTERESTED DIRECTORS
Barbara B. Dreeben                       None              Over $100,000
Robert L. Mason                          None            $50,001-$100,000
Michael F. Reimherr                      None              Over $100,000
Laura T. Starks                          None            $50,001-$100,000
Richard A. Zucker                        None              Over $100,000

     There were no transactions or series of similar transactions relating directly or indirectly to the Non Interested Independent Directors of the Company and their immediate family members in which the amount involved exceeded $60,000 during the past two calendar years ended December 31, 2001.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 2002.

            NAME                     AGGREGATE              TOTAL COMPENSATION
             OF                    COMPENSATION                FROM THE USAA
          DIRECTOR               FROM THE COMPANY           FAMILY OF FUNDS (B)

  INTERESTED DIRECTORS
  Robert G. Davis                    None (a)                    None (a)
  Christopher W. Claus               None (a)                    None (a)
  David G. Peebles (c)               None (a)                    None (a)

  NON INTERESTED DIRECTORS
  Barbara B. Dreeben                 $ 10,250                    $  41,000
  Robert L. Mason                    $  9,875                    $  39,500
  Michael F. Reimherr                $ 10,250                    $  41,000
  Laura T. Starks                    $ 10,250                    $  41,000
  Richard A. Zucker                  $ 10,250                    $  41,000

---------
(a) Robert G. Davis, Christopher W. Claus, and David G. Peebles are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(b) At March 31, 2002, the USAA family of funds consisted of four registered investment companies offering 41 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA family of funds.

(c) Effective April 30, 2002, David G. Peebles retired from IMCO and the Board of Directors.

     All of the above Directors are also Directors/Trustees of the other funds within the USAA family of funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 2002, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     As of June 30, 2002, USAA and its affiliates (including related employee benefit plans) owned $3,024,496,592 shares (1.58%) of the Intermediate-Term Fund, and no shares of the Long-Term, Short-Term and Tax Exempt Money Market Funds.

     The following table identifies all persons, who as of June 30, 2002, held of record or owned beneficially 5% or more of any of the Funds' shares.

                                NAME AND ADDRESS
   TITLE OF CLASS              OF BENEFICIAL OWNER           PERCENT OF CLASS

     Short-Term         Robert M Kommerstad                        8.3%
        Fund            Lila M Kommerstad
                        Trst Kommerstad Family Trust
                        218 Deodar Ln
                        Bradbury, CA 91010-1011

APPROVAL OF ADVISORY AGREEMENT

At a meeting of the Board of Directors held on April 24, 2002, the Board approved the continuation of the Company's Advisory Agreement for a one-year period ending June 30, 2003. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. Among others, the Board considered the following factors and information: (i) the services provided to the Company by the Manager under the Advisory Agreement; (ii) other services provided by the Manager and its affiliates under other agreements including administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Company; (iii) the personnel who provide these services; (iv) the Manager's costs of providing services and the direct and indirect benefits to the Manager from its relationship with the Company; (v) the Manager's compensation for investment advisory services as well as the Manager's profitability under the Advisory Agreement; (vi) the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Company; (vii) the Manager's access to research services from brokers to which the Manager may have allocated Company brokerage in a "soft dollar" arrangement;
(viii) information provided by Lipper, Inc. that compared the Company's advisory fee rate, expense ratios and historical performance to those of comparable funds; (ix) voluntary fee waivers and expense reimbursements agreed to by the Manager; (x) whether the Company has experienced growth in its assets and, if so, whether the Manager has experienced economies of scale; and (xi) materials supplied by the non-interested Directors' independent counsel that were prepared for use by the Board in fulfilling its duties under the Investment Company Act. Throughout their deliberations, the non-interested Directors were represented and assisted by independent counsel.


                              THE COMPANY'S MANAGER

As described in the prospectus, USAA Investment Management Company (IMCO) is the Manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Tax Exempt Fund, Inc. from its inception.

     In addition to managing the Company's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $40 billion, of which approximately $27 billion were in mutual fund portfolios.

     While the officers and employees of IMCO, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by IMCO and the Funds. The Joint Code of Ethics was designed to ensure that the shareholders' interests come before those of the individuals who manage their Funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Joint Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades. A copy of the Joint Code of Ethics for IMCO has been filed with the SEC and is available for public view.

ADVISORY AGREEMENT

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Directors of the Company if such persons are also employees of IMCO or its affiliates.

     Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 2003, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     From time to time IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntarily waiver at any time without prior notice to shareholders.

     For the last three fiscal years ended March 31, the Company paid IMCO the following fees:


   FUND                            2000              2001              2002

   Long-Term                    $5,699,929       $5,575,304         $5,945,081
   Intermediate-Term            $6,253,931       $6,100,470         $6,725,984
   Short-Term                   $2,821,544       $2,772,932         $3,056,906
   Tax Exempt Money Market      $5,066,048       $5,225,614         $5,360,749

     Beginning with the month ended July 31, 2002, the Funds' management fees, except for the Tax Exempt Money Market Fund, are based upon two components: a base fee, which is computed and paid at twenty-eight one-hundredths of one percent (.28%) of average net assets; and a performance adjustment that will increase or decrease the base fee depending upon the performance of a Fund relative to its relevant index. The Long-Term Fund's performance will be measured relative to that of the Lipper General Municipal Debt Fund Index, the Intermediate-Term Fund's performance will be measured relative to that of the Lipper Intermediate Municipal Debt Fund Index, and the Short-Term Fund's performance will be measured relative to that of the Lipper Short Municipal Debt Fund Index. With respect to the Tax Exempt Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of a Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365. The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart shown below:

                                 LONG-TERM FUND
                             INTERMEDIATE-TERM FUND
                                 SHORT-TERM FUND

      OVER/UNDER PERFORMANCE                      ANNUAL ADJUSTMENT RATE
        RELATIVE TO INDEX                    (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1                   OF A FUND'S AVERAGE NET ASSETS)
           +/- 20 to 50                                    +/- 4
           +/- 51 to 100                                   +/- 5
        +/- 101 and greater                                +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

     For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                                   EXAMPLES
                                 1            2            3             4          5             6
Fund Performance (a)           6.80%        5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)
Index Performance (a)          4.75%        5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                               -----        -----        -----         -----      ------        -----
Over/Under Performance (b)    + 205          +15         - 40          + 95       - 145         - 15
Annual Adjustment Rate (b)      + 6            0           -4           + 5         - 6            0
Monthly Adjustment Rate (c)    .0049%           n/a      (.0033%)      .0041%     (.0049%)         n/a
Base Fee for Month           $ 221,918    $ 221,918    $ 221,918     $221,918   $ 221,918    $ 221,918
Performance Adjustment          41,650            0      (28,050)      34,850     (41,650)           0
                             --------------------------------------------------------------------------
Monthly Fee                  $ 263,568    $ 221,918    $ 193,868     $256,768   $ 180,268    $ 221,918
                             ==========================================================================

  (a)  Average annual performance over a 36-month period
  (b)  In basis points
  (c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

      Each of the Long-, Intermediate-, and Short-Term Funds measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within each of the General Municipal Debt Fund Index, the Intermediate Municipal Debt Fund Index, and the Short Municipal Debt Fund Index. Because the adjustment to the base fee is based upon each Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of each Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) for the Long-Term Fund, Intermediate-Term Fund, and Short-Term Fund and one-tenth of one percent (.10%) for the Tax Exempt Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

      For the last three fiscal years ended March 31, the Company paid IMCO the following administration fees:

               FUND                                      2002

               Long-Term                              $5,945,081
               Intermediate-Term                      $6,725,984
               Short-Term                             $3,056,906
               Tax Exempt Money Market                $5,360,749

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.


                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the company's investments.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1800, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

For the fiscal year ended March 31, 2002, KPMG LLP, former independent public accountants, 112 East Pecan Street, Suite 2400, San Antonio, TX 78205, served as auditors of the Funds. Ernst & Young LLP, independent public accountants, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, TX 78205, have been selected as auditors of the Funds of the Company for the fiscal year ending March 31, 2003. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.


                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THESE FUNDS FLUCTUATE? in the prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

TOTAL RETURN

The Funds (except the Tax-Exempt Money Market Fund) may each advertise performance in terms of average annual total return for 1-, 5-, and 10-year and since inception periods ended March 31, 2002.

                                            1          5        10       FROM
LONG-TERM FUND                            YEAR       YEARS     YEARS    3/19/82
-------------------------------------------------------------------------------

Return Before Taxes                       3.03%     5.54%      6.17%      9.02%
Return After Taxes on Distributions       3.03%     5.54%      6.01%      8.90%
Return After Taxes on
  Distributions and Sale of Fund Shares   3.95%     5.59%      6.07%      8.84%

                                            1          5        10      FROM
INTERMEDIATE-TERM FUND                    YEAR       YEARS     YEARS    3/19/82
-------------------------------------------------------------------------------

Return Before Taxes                       3.90%     5.70%      6.26%      8.22%
Return After Taxes on Distributions       3.90%     5.70%      6.22%      8.19%
Return After Taxes on
  Distributions and Sale of Fund Shares   4.42%     5.66%      6.16%      8.09%

                                            1          5        10      FROM
SHORT-TERM FUND                           YEAR       YEAR      YEARS    3/19/82
-------------------------------------------------------------------------------

Return Before Taxes                       3.60%     4.67%      4.76%      5.94%
Return After Taxes on Distributions       3.60%     4.67%      4.76%      5.93%
Return After Taxes on
  Distributions and Sale of Fund Shares   3.77%     4.65%      4.74%      5.90%

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

TOTAL RETURN (BEFORE TAXES)

Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

Where:         P    =    a hypothetical initial payment of $1,000
               T    =    average annual total return
               n    =    number of years
             ERV    =    ending  redeemable  value  of  a   hypothetical  $1,000
                         payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

INSTRUCTIONS:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVD

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
            ATVD   =  ending value of a  hypothetical  $1,000  payment  made  at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period
INSTRUCTIONS:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions-are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES )

We calculate a Fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVDR

     Where:     P  =  a hypothetical initial payment of $1,000
                T = average annual total return (after taxes on distributions) n = number of years
           ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period
INSTRUCTIONS:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

YIELD

The Funds, other than the Tax Exempt Money Market Fund, each may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/(cd)+1)*6 -1]

Where:     a   =  dividends and interest earned during the period
           b   =  expenses accrued for the period (net of reimbursement)
           c   =  the average daily number of shares outstanding during the period that were  entitled to receive  dividends
           d   =  the  maximum offering price per share on the  last day  of the period

     For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in a Fund's portfolio and all recurring charges are recognized.

     The 30-day yields for the Funds for the period ended March 31, 2002, were as follows:

                          Long-Term Fund . . . . 4.78%
                      Intermediate-Term Fund . . . . 3.96%
                          Short-Term Fund . . . . 2.96%

YIELD - TAX EXEMPT MONEY MARKET FUND

When the Tax Exempt Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

             Yield For 7-day Period Ended March 31, 2002, was 1.28%. Effective Yield For 7-day Period Ended March 31, 2002, was 1.29%.

TAX-EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax-equivalent yield" means converting a tax-exempt yield to a pretax-equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. The Tax Exempt Money Market Fund may advertise performance in terms of a tax-equivalent yield based on the 7-day yield or effective yield and the other Funds may advertise performance in terms of a 30-day tax-equivalent yield.

     To calculate a tax-equivalent yield, an investor must know his federal marginal income tax rate. The tax-equivalent yield is then computed by dividing the tax-exempt yield of a fund by the complement of the federal marginal tax rate. The complement, for example, of a federal marginal tax rate of 35.0% is 65.0%, that is (1.00-0.35 = 0.65).

    Tax-Equivalent Yield = Tax-Exempt Yield / (1- Federal Marginal Tax Rate)

     Based on a federal marginal tax rate of 35.0%, the tax-equivalent yields for the Long-Term, Intermediate-Term, Short-Term, and Tax Exempt Money Market Funds for the period ended March 31, 2002, were 7.35%,6.09%, 4.55%, and 1.97%, respectively.


              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

     The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), and Fitch Ratings (Fitch), represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

1.  LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

2. SHORT-TERM DEBT RATINGS:

MOODY'S STATE AND TAX-EXEMPT NOTES

MIG-1/VMIG1       This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG2       This designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MOODY'S COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           o Leading market positions in well-established industries.

           o High rates of return on funds employed.

           o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

           o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

           o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P TAX-EXEMPT NOTES

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P COMMERCIAL PAPER

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH'S COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND TAX-EXEMPT NOTES

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOND BUYER, a daily newspaper that covers bond market news.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national   association  of  the  American
Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTER'S COMPANY FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)
MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service that tracks open-end mutual funds).

MUNI BOND FUND REPORT, a monthly newsletter that covers news on the municipal bond market and features performance data for municipal bond mutual funds.

MUNIWEEK, a weekly newspaper that covers news on the municipal bond market.

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

     In addition to the sources above, performance of our Funds may also be tracked by Lipper, A Reuter's Company and Morningstar, Inc. Each Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective(s) and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     For comparative purposes, unmanaged indices of comparable securities or economic data may be cited. Examples include the following:

      -Shearson Lehman Hutton Bond Indices, indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

      -Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in MUNIWEEK and THE BOND BUYER.

     Other sources for total return and other performance data which may be used by the Funds or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------

                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100     $10         10          $6          16.67       $10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500  ***$41         62.77    ***$39         66.35    ***$46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

                APPENDIX D - USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


      ----------------------                   ------------
       ASSET ALLOCATION FUNDS                  INDEX FUNDS
       ----------------------                  ------------
         Balanced Strategy                  Extended Market Index
        Cornerstone Strategy                 Global Titans Index
      Growth and Tax Strategy                  Nasdaq-100 Index
                                         S&P 500 Index Member Shares
                                         S&P 500 Index Reward Shares

           ------------                   ---------------------
           EQUITY FUNDS                   TAX EXEMPT BOND FUNDS
           ------------                   ---------------------
        Aggressive Growth                       Long-Term
          Capital Growth                     Intermediate-Term
         Emerging Markets                      Short-Term
        First Start Growth                   State Bond/Income
   Precious Metals and Minerals
             Growth
        Growth & Income
           Income Stock                     ------------------
          International                     TAXABLE BOND FUNDS
       Science & Technology                 ------------------
         Small Cap Stock                           GNMA
              Value                      High-Yield Opportunities
           World Growth                           Income
                                          Intermediate-Term Bond
                                              Short-Term Bond


                                            ------------------
                                            MONEY MARKET FUNDS
                                            ------------------
                                               Money Market
                                         Tax Exempt Money Market
                                       Treasury Money Market Trust
                                            State Money Market


FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS 50 INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

06052-0802

                                     Part B



                   Statement of Additional Information for the

                               California Bond and

                          California Money Market Funds

[USAA EAGLE LOGO] USAA                                    STATEMENT OF
                  TAX EXEMPT                              ADDITIONAL INFORMATION
                  FUND, INC.                              AUGUST 1, 2002

--------------------------------------------------------------------------------

                           USAA TAX EXEMPT FUND, INC.
                                CALIFORNIA FUNDS

USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the California Bond Fund and California Money Market Fund (collectively, the Funds or the California Funds). Each Fund is classified as diversified and has a common investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of a prospectus dated August 1, 2002, for the California Funds by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the prospectus.

The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended March 31, 2002, are included in the accompanying annual report to Shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

        PAGE

           2   Valuation of Securities
           2   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           4   Investment Plans
           4   Investment Policies
           9   Investment Restrictions
          10   Special Risk Considerations
          14   Portfolio Transactions
          15   Description of Shares
          16   Certain Federal Income Tax Considerations
          17   California Taxation
          18   Directors and Officers of the Company
          23   The Company's Manager
          26   General Information
          26   Calculation of Performance Data
          30   Appendix A - Tax-Exempt Securities and Their Ratings
          32   Appendix B - Comparison of Portfolio Performance
          35   Appendix C - Dollar-Cost Averaging
          36   Appendix D - USAA Family of No Load Mutual Funds

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The investments of the CALIFORNIA BOND FUND are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using procedures approved by the Board of Directors.

     The value of the CALIFORNIA MONEY MARKET FUND'S securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The valuation of the California Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Directors has established procedures designed to stabilize the California Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.


                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.


              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the California Money Market Fund may request that checks be issued for their account. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

     Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege is subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these systematic purchase plans allows you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

      This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.


                               INVESTMENT POLICIES

The sections captioned WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND MAIN STRATEGIES? and FUND INVESTMENTS in the prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITIES

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the California Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

     The California Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Company equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income.

      No loan of securities will be made if, as a result, the aggregate of such loans would exceed 331/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

WHEN-ISSUED SECURITIES

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

     Tax-exempt securities purchased on a when-issued basis are subject to changes in value in the same way as other debt securities held in a Fund's portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued commitments. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued securities themselves (which may have a value greater or less than the Company's payment obligations).

MUNICIPAL LEASE OBLIGATIONS

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

DERIVATIVES

The California Bond Fund may buy and sell certain types of derivatives, such as futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of the Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

INVERSE FLOATING RATE SECURITIES

We may invest up to 10% of the California Bond Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise
(fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for its higher price volatility and complex structure.

FUTURES CONTRACTS

The California Bond Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON FUTURES CONTRACTS

The California Bond Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS ON FUTURES AND FUTURES ACTIVITY

As noted above, the California Bond Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

     Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option on futures or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     To the extent that the Fund enters into futures contracts and options on futures contracts, in each case that are not for BONA FIDE hedging purposes the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the exercise ("strike") price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

SWAP ARRANGEMENTS

The California Bond Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

     The California Bond Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions invest up to 100% of its assets in short-term securities whether or not they are exempt from federal and California state income taxes. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.


                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund may not:

 (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

 (2) pledge, mortgage, or hypothecate its assets to any extent greater than 10% of the value of its total assets;

 (3) purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;

 (4) purchase any securities which would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and, in the case of the California Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;

 (5)  invest in issuers for the purpose of exercising control or management;

 (6)  issue senior securities, except as permitted under the 1940 Act.

 (7) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

 (8) purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

 (9) lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

 (10) purchase on margin or sell short; for purposes of this restriction the deposit or payment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

 (11) purchase  or sell  commodities,  except  that  each  Fund  may  invest  in
      financial   futures   contracts   options   thereon,   and  other  similar
      instruments.

 (12) invest in put, call, straddle, or spread options or interests in oil, gas, or other mineral exploration or development programs, except that a Fund may write covered call options and purchase put options.

      Additionally during normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes and the shares will also be exempt from the California personal income taxes; each Fund's net assets will consist of California tax-exempt securities.

ADDITIONAL RESTRICTIONS

The following restrictions are not considered to be fundamental policies of the Funds. The Board of Directors may change these additional restrictions without notice to or approval by the shareholders.

Neither Fund will:

 (1)  invest  more than 15% (10% with  respect to the  California  Money  Market
      Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days; or

 (2) purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.


                           SPECIAL RISK CONSIDERATIONS

The following information is a brief summary of factors affecting the economy of the State of California and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of California issuers, the latest of which is dated June 10, 2002, however, it has not been updated since that time. The Sponsor has not independently verified the information. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations.

GENERAL ECONOMIC CONDITIONS

The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Certain of the State's significant industries are sensitive to trade disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption.

     A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by, a significant downturn in the performance of the stock markets.

     It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

     PRIOR YEARS' FINANCIAL RESULTS. Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and the State's General Fund took in substantially greater tax revenue that was initially planned when the budgets were enacted for the fiscal years ended in 1996, 1997, 1998, 1999 and 2000 ($2.2 billion, $1.6 billion, $2.4 billion, 1.7 billion and $8.2 billion, respectively).

     FISCAL YEAR 2001-02 BUDGET. The 2001-02 Governor's Budget released on January 10, 2001, provided updated 2000-01 revenue and expenditure estimates. These estimates were further updated on May 14, 2001, with the release of the May Revision to the 2001 Governor's Budget (the "2001 May Revision").

     The 2001-02 Governor's Budget estimated 2001-02 General Fund revenues and transfers to be about $79.4 billion, and proposed $82.9 billion in expenditures, utilizing a portion of the surplus expected from 2000-01. The Governor proposed budget reserves in 2001-02 of $2.4 billion, including $500 million for unplanned litigation costs.

     The 2001 May Revision disclosed a reversal of the recent General Fund financial trend, as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000. The 2001 Budget Act projected General Fund revenues in 2001-02 would be about $75.1 billion, a drop of $2.9 billion from revised 2000-01estimates. Most of the drop was attributed to the personal income tax, which reflected both slower job and wage growth, and a severe decline in capital gains and stock option income, which is included in personal income tax statistics.

     The Fiscal Year 2001 Budget Act was signed by the Governor on July 26, 2001. The spending plan for 2001-02 includes General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. This could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures. The spending plan utilizes more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the Special Fund for Economic Uncertainties (the "SFEU") at June 30, 2002, of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the Department of Water Resources for power purchases will be repaid with interest. The 2001 Budget Act also included Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion. The State issued approximately $5.7 billion of revenue anticipation notes on October 4, 2001, as part of its cash management program. An updated estimate of fiscal year 2001-02 revenues and expenditures was included in the 2002-03 May Revision, released May 14, 2002, and discussed below.

     FISCAL YEAR 2002-03 BUDGET. The 2002-03 Budget, released January 10, 2002, projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal income tax receipts, including stock option and capital gain realizations, have been particularly impacted. As a result, the Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion.

     The May Revision to the Governor's Budget projected further deterioration in revenues of $9.5 billion and additional costs of $1.6 billion over the 2001-02 and 2002-03 fiscal years. As a result, the combined budget gap rose from the $12.5 billion estimated in January to $23.6 billion. The May Revision projected tax revenues from personal income, sales and use, and corporation taxes to be about $61.1 billion in 2001-02, $3.8 billion lower than projected in the Governor's Budget and $11.7 billion lower than final estimates for 2000-01. Total revenues and transfers, projected to be $73.8 billion, include the repayment of $6.7 billion from the sale of DWR revenue bonds. The May Revision projected total General Fund revenues and transfers of $78.6 billion for 2002-03.

     In early June 2002, actual receipts reported by the State Controller's Office for May 2002 were $372 million below forecast on a fund cash basis.

     The Administration proposed to close the $23.6 billion budget gap through a combination of spending reductions and revenue proposals, as well as the maximum fiscally responsible level of fund shifts, loans, accelerations, transfers and deferrals.

     Recent Events. A series of reports after the start of the 2001-02 Fiscal Year have indicated that both the national and the State economics have been in a recession starting in 2001. In California, the impact has been particularly felt in the high technology section centered in the Bay Area/Silicon Valley, in the construction sector and in exports. The tragic events of September 11, 2002 exacerbated the impact of the weakened economy, especially on tourism related industries and locations. Both the national and the State economies began to recover in later 2001 and early 2002. The Administration predicts the State economy will grow slowly until mid to late 2002, and then accelerate going into 2003. The slowdown in the California economy, combined with weakness in the stock market, has resulted in a dramatic decline in General Fund revenues compared to previous estimates, as discussed in the previous section on the Fiscal Year 2002-03 Budget.

     FUTURE BUDGETS. It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

RECENT DEVELOPMENTS REGARDING ENERGY

In January 2001, the Governor proclaimed a state of emergency to exist in California under the California Emergency Services Act on the basis that the electricity available from California's investor-owned utilities ("IOUs") was insufficient to prevent widespread and prolonged disruption of electric service in California. The Governor directed the State Department of Water Resources ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency.

     DWR's power supply program is designed to cover the electricity shortfall at least until December 31, 2002. The Administration and the California Public Utilities Commission are developing plans to have the IOUs purchase the residential net short after DWR is no longer authorized to do so. Alternatively, it is possible that the power supply program will be extended by legislation or that another State agency will be authorized to develop a successor program. The rate agreement executed by DWR and the CPUC dated March 8, 2002 anticipates the imposition of charges upon electric power supplied to the retail end use customers of the IOUs and potentially other electric service providers, with the result that DWR would not be required to continue to sell electricity to pay its bonds. However, DWR will continue to sell the power it purchases under its long term contracts unless the IOUs assume such contracts.

     The DWR began selling electricity to 10 million retail electric customers in California in January 2001. The DWR purchases power from wholesale suppliers under long-term contracts and in short-term and spot market transactions.

     The power supply program has been financed by unsecured interest-bearing loans from the General Fund of the State aggregating $6.2 billion, secured loans from banks and other financial institutions aggregating $4.1 billion and DWR revenues from power sales to customers aggregating $5.2 billion through May 31, 2002.

     DWR is authorized to issue up to $13.4 billion aggregate principal amount of revenue bonds to finance and refinance the power supply program. Completion of the DWR bond sales has been delayed by a number of factors, including potential legal challenges. As of June 24, 2002, there was no proposed schedule for the sale. Cash flow projections made by the Department of Finance anticipate the sale of such bonds to occur no later then the end of October 2002. If such bonds are not prepaid, the principal of these advances will be payable in eleven quarterly installments, which commenced April 30, 2002.

     A rate agreement was executed by the California Public Utilities Commission (the "CPUC") and DWR as of March 8, 2002, which provides for the CPUC to impose bond charges and department power charges in response to DWR's submittal of its revenue requirement for its purchases of electricity and its debt service. The CPUC has adopted a decision suspending as of September 20, 2001 the right of additional customers to elect to purchase electricity from suppliers other than DWR and the IOUs until DWR is no longer a supplier of electricity.

     A number of lawsuits have been filed concerning various aspects of the energy situation. These include disputes over rates set by the California Public Utilities Commission; responsibility for electricity and natural gas purchases made by the IOUs and the California Independent System Operator; continuing contractual obligations of certain small independent power generators; and antitrust and fraud claims against various parties. These actions do not seek a judgment against the State's General Fund, and in some cases, neither the State nor the DWR is even a party to these actions. However, adverse rulings in certain of these matters may affect power costs home by the DWR power supply program described above.

STATE INDEBTEDNESS

GENERAL OBLIGATION BONDS. As of May 1, 2002, the State had approximately $25.4 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $9.0 billion remained unissued as of that date.

     RATINGS. As of June 24, 2002, the State's general obligation bonds were rated Al by Moody's, A+ by Standard & Poor's, and AA by Fitch Ratings. Standard & Poor's lowered its rating of the State's general obligation bonds from AA to A+ in April 2001, citing the mounting and uncertain cost to the State of the current electrical power crisis, as well as its likely long-term detrimental effect on the State's economy. During that same month Fitch Ratings placed the State's general obligation bonds on a negative rating watch. Moody's lowered its rating of the State's general obligation bonds from Aa2 to Aa3 in May 2001 because of the financial risks associated with the energy crisis and trends in the broader U.S. and California economies, and to A1 in November 2001, citing the expectation that the State's General Fund budget and liquidity position will weaken substantially over the next eighteen months, in light of weakness in the technology sector of the State's economy, greatly reduced State revenue projections and the likelihood that the State will have great difficulty reaching consensus on the necessary fiscal adjustments during its upcoming budget session. On June 28, 2001, Standard & Poor's removed California's debt ratings from credit watch and affirmed the State's general obligation bonds ratings. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     COMMERCIAL PAPER PROGRAM. Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. As of May 1, 2002, the Finance Committees had authorized the issuance of up to approximately $2.8 billion of commercial paper notes; as of that date approximately $0.3 billion aggregate principal amount of general obligation commercial paper notes was outstanding.

     LEASE-PURCHASE DEBT. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. As of May 1, 2002, the State had approximately $6.4 billion of outstanding lease purchase debt.

     NON-RECOURSE DEBT. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable for the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $29.7 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of May 1, 2002.

     CASH FLOW BORROWINGS. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State did not issue any revenue anticipation notes for the 2000-01 fiscal year. The State issued $5.7 billion of 2001-02 Revenue Anticipation Notes on October 4, 2001, to mature on June 28, 2002. At the time of the issuance of these notes, the State projected that there would be sufficient monies in the General Fund at June 28, 2002, including available internal borrowings from State special funds, to pay the notes even if the General Fund did not receive payment of the $6.5 billion for money loaned to the DWR power supply program described below.

LOCAL GOVERNMENT

The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to over 9,900,000 (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 475 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

     Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.

     On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIII C and XIII D into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval.

CONSTITUTIONAL   AND  STATUTORY   LIMITATIONS;   RECENT   INITIATIVES;   PENDING
LEGISLATION

The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

     Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds. There are various types of appropriations excluded from the Appropriations Limit.

     The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in state per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

     The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

     On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the
Article XIII B limit to K-14 schools.

     Substantially increased General Fund revenues in the fiscal years 1994-95 through 2000-01 have resulted in significant increases in the level of Proposition 98 appropriations budgeted for those years. Since the release of the Governor's Budget in January 2001, the projected level of revenue available to the State for fiscal year 2001-02 has declined by over 4.7 billion. Despite this decline in the calculated minimum guarantee, the 2002-03 Budget fully funds enrollment growth and cost of living adjustments.

     Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the Bonds in the California Trust portfolio.

     Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

     Future Initiatives. Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted that could effect revenues of the State or public agencies within the State.

PENDING LITIGATION

The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

     A number of lawsuits have been filed concerning various aspects of the current energy situation. These include disputes over rates set by the CPUC; responsibility for electricity and natural gas purchases made by the investor-owned utilities and the California Independent System Operator;
continuing contractual obligations of certain small power generators; and antitrust and fraud claims against various parties. Adverse rulings in certain of these matters may affect power costs borne by the DWR Power Supply Program described above.

     RATINGS. As of June 15, 2001 the State's general obligation bonds were rated Aa3 by Moody's, A+ by Standard & Poor's, and AA by Fitch. Standard & Poor's lowered its rating of the State's general obligation bonds from AA to A+ in April, 2001, citing the mounting and uncertain cost to the State of the current electrical power crisis, as well as its likely long-term detrimental effect on the State's economy. During that same month Fitch placed the State's general obligation bonds on a negative rating watch. Moody's lowered its rating of the State's general obligation bonds from Aa2 to Aa3 in May 2001 because of the financial risks associated with the energy crisis and trends in the broader U.S. and California economies. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     LOCAL GOVERNMENTS. Some local governments in California have experienced notable financial difficulties and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy. The County has since emerged from bankruptcy. Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department. Moreover, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.

     Certain tax-exempt securities in which the Funds may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California laws limit the remedies of a creditor secured by a mortgage or deed of trust on real property.


                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated August 1, 2001, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders. The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated only through purchase of new issue fixed income securities.

     Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party data bases, such as historical data on companies, financial statements, earnings history and estimates and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

     On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

     The tax-exempt security market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

     The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the California Bond Fund's portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The California Bond Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains that would otherwsise be the case in the absence of such activities.

     For the last two fiscal years ended March 31, the California Bond Fund's portfolio turnover rates were as follows:

       2001 . . . .  33.06%                        2002 . . . .  38.84%

      Portfolio  turnover  rates  have  been  calculated   excluding  short-term
variable rate securities, which are those with put date intervals of less than one year.


                              DESCRIPTION OF SHARES

The Funds are series of USAA Tax Exempt Fund, Inc. (the Company) and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on November 16, 1981. The Company is authorized to issue shares in separate series or funds. There are ten mutual funds in the Company, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the California Bond and the California Money Market Funds in August 1989.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Directors for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.


                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that a Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive in at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition securities or other income including gains from options or futures contracts derived with respect to its business of investing in securities, (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of it's taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy this requirement.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, in that year and (3) any prior undistributed amounts. Each Fund intends to make distributions necessary to avoid imposition of this excise tax.

     For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount. (Generally, is the excess of the stated redemption price at maturity of a debt obligation over its issue price.) Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund's taxable income, although that discount will be included in its gross income for purposes of the 90% will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest. An investment in a zero coupon bond will result in original issue discount.

     Debt securities may be purchased by a Fund at a market discount. Market discount exist when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent accrued market discount on the security.

     The Funds may also purchase debt securities at a premium, I.E., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond on a security will reduce the Fund's adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and generally must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if they are paid during the following January. It is expected that none of the Funds' distributions will qualify for the corporate dividends-received deduction.

     To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

     All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the "average annual method." Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

     A shareholder of the California Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and that share has been held for six months or less, any loss on the redemption or exchange will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain and and redeems or exchanges that Fund's shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

     The Funds may invest in private activity bonds. Interest on certain private activity bonds generally is an item of tax preference for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

     Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis of such opinions.


                               CALIFORNIA TAXATION

The State of California has adopted legislation incorporating the federal provisions relating to regulated investment companies as of January 1, 1998. Thus, to the extent the Funds distribute their income, they will be exempt from the California franchise and corporate income taxes as regulated investment companies under section 24870 of the California Revenue and Taxation Code.

     In the year in which a Fund qualifies as a regulated investment company under the Code and is exempt from federal income tax, (1) the Fund will also be exempt from the California corporate income and franchise taxes to the extent it distributes its income, and (2) provided, 50% or more of the value of the total assets of the Fund at the close of each quarter of its taxable year consists of obligations, the interest on which (when held by an individual) is exempt form personal income taxation under California law, and the Fund designates such dividends as exempt-interest dividends in a written notice mailed to the shareholders within 60 days after the close of the taxable year, the Fund will be qualified under California law to distribute dividends ("California exempt-interest dividends") which will be exempt from the California personal income tax. The Funds intend to qualify under the above requirement so that they can distribute California exempt-interest dividends. If the Funds fail to so qualify, no part of their dividends will be exempt from the California personal income tax.

     The portion of dividends constituting California exempt-interest dividends is that portion derived from interest on obligations issued by California and its municipalities and localities, (as well as certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and
Guam), the interest on which (when held by an individual) is excludable from California personal income under California law. Distributions from the Funds that are attributable to sources other than those described in the preceding sentence generally will be taxable to such shareholders as ordinary income. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income that may be subject to the California alternative minimum tax. The total amount of California exempt-interest dividends paid by each Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by each Fund during such year on California municipal obligations less any expenses and expenditures. California exempt-interest dividends are excludable from income for California personal income tax purposes only. Any dividends paid to shareholders subject to the California franchise tax will be taxed as ordinary dividends to such shareholders notwithstanding that all or a portion of such dividends are exempt form the California personal income tax.

     To the extent any portion of the dividends distributed to the shareholders by the Funds are derived from taxable interest for California purposes or net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the California Bond Fund will flow through to its shareholders regardless of how long the shareholders have held their shares. If a shareholder of the Funds received any California exempt-interest dividends on shares thereafter sold within six months of acquisition, then any realized loss, to the extent of the amount of exempt-interest dividends received prior to such sale, will be disallowed. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for California personal income tax purposes. Any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the same series may be disallowed under the "wash sale" rules.

     The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the California personal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Accordingly, potential investors in the Funds should consult their tax advisers with respect to the application of California taxes to the receipt of the Funds' dividends and as to their own California tax situation.


                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Director shall be fifteen
(15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors or Trustees of the USAA family of funds consisting of four registered investment companies offering 39 individuals funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

INTERESTED DIRECTORS1

Robert G. Davis 2
Director and Chairman of the Board of Directors
Date of Birth: November 1946

President and Chief Executive Officer of United Services Automobile  Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

Christopher W. Claus 2, 4
Senior Vice President
Date of Birth: December 1960

President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of the USAA Life Investment Trust, a registered investment company offering five individual funds.

NON INTERESTED DIRECTORS

Barbara B. Dreeben 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: June 1945

President, Postal Addvantage (7/92-present), which is a postal mail list management service. Mrs. Dreeben serves as a Director/Trustee of the USAA family of funds. Ms. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Robert L. Mason, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1946

Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds . Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Michael F. Reimherr 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: August 1945

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Laura T. Starks, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: February 1950

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of
Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Richard A. Zucker 2, 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1943

Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS1

Clifford A. Gladson
Vice President
Date of Birth: November 1950

Vice President, Fixed Income Investments, IMCO (5/02-present); Vice President, Mutual Fund Portfolios, IMCO, (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment companyoffering five individual funds.

Stuart H. Wester
Vice President
Date of Birth: June 1947

Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment companyoffering five individual funds.

Michael D. Wagner
Secretary
Date of Birth: July 1948

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (1/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner also holds the officer position of Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds: and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Mark S. Howard
Assistant Secretary
Date of Birth: October 1963

Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also holds the officer position of Assistant Secretary for IMCO, USAA Shareholder Account Services, USAA Financial Planning Services, the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

David M. Holmes
Treasurer
Date of Birth: June 1960

Senior Vice President,  Senior  Financial  Officer,  IMCO  (6/01-present);  Vice
President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the officer position of Treasurer of the USAA family of funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr.
Assistant Treasurer
Date of Birth: November 1960

Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO(9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo holds the officer position of Assistant Treasurer for the USAA family of funds.


---------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2    Member of Executive Committee
 3    Member of Audit Committee
 4    Member of Pricing and Investment Committee
 5    Member of Corporate Governance Committee

     The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the independent auditors' reports, and undertakes certain studies and analyses as directed by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     The Board of Directors typically conducts regular meetings six times a year to review the operations of the Funds in the USAA family of funds. A portion of these meetings is devoted to meetings of various committees of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

     During the Funds' most recent full fiscal year ended March 31, 2002, the Board of Directors held meetings ten times; the Executive Committe held no meetings; the Audit Committee held meetings four times; the Pricing and Investment Committee held meetings four times; and the Corporate Governance Committee held meetings eight times.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Mark S. Rapp, Senior Vice President, Marketing. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Company Funds listed in this SAI and in all the USAA family of funds overseen by the Directors as of the calendar year ended December 31, 2001.

                                                                 USAA FAMILY
                            CALIFORNIA    CALIFORNIA MONEY        OF FUNDS
                             BOND FUND      MARKET FUND            TOTAL

INTERESTED DIRECTORS
Robert G. Davis               None            None                 None
Christopher W. Claus          None            None             Over $100,000
David G. Peebles              None            None             Over $100,000

NON INTERESTED DIRECTORS
Barbara B. Dreeben            None            None             Over $100,000
Robert L. Mason               None            None           $50,001-$100,000
Michael F. Reimherr           None            None             Over $100,000
Laura T. Starks               None            None           $50,001-$100,000
Richard A. Zucker             None            None             Over $100,000

     There were no transactions or series of similar transactions relating directly or indirectly to the Non Interested Independent Directors of the Company and their immediate family members in which the amount involved exceeded $60,000 during the past two calendar years ended December 31, 2001.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 2002.

             NAME                      AGGREGATE          TOTAL COMPENSATION
              OF                     COMPENSATION            FROM THE USAA
           DIRECTOR                FROM THE COMPANY       FAMILY OF FUNDS (B)

INTERESTED DIRECTORS
         Robert G. Davis                None (a)              None (a)
         Christopher W. Claus           None (a)              None (a)
         David G. Peebles (c)           None (a)              None (a)

NON INTERESTED DIRECTORS
         Barbara B. Dreeben            $ 10,250               $ 41,000
         Robert L. Mason               $  9,875               $  39,500
         Michael F. Reimherr           $ 10,250               $ 41,000
         Laura T. Starks               $ 10,250               $  41,000
         Richard A. Zucker             $ 10,250               $ 41,000

-----------
  (a) Robert G. Davis, Christopher W. Claus, and David G. Peebles are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA family of funds.

  (b) At March 31, 2002, the USAA family of funds consisted of four registered investment companies offering 39 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA family of funds.

  (c) Effective April 30, 2002, David G. Peebles retired from IMCO and the Board of Directors.

     All of the above Directors are also Directors/Trustees of the other funds within the USAA family of funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 2002, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     The Company knows of no one person who, as of June 30, 2002, held of record or owned beneficially 5% or more of either Fund's shares.

APPROVAL OF ADVISORY AGREEMENT

At a meeting of the Board of Directors held on April 24, 2002, the Board approved the continuation of the Company's Advisory Agreement for a one-year period ending June 30, 2003. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. Among others, the Board considered the following factors and information: (i) the services provided to the Company by the Manager under the Advisory Agreement; (ii) other services provided by the Manager and its affiliates under other agreements including administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Company; (iii) the personnel who provide these services; (iv) the Manager's costs of providing services and the direct and indirect benefits to the Manager from its relationship with the Company; (v) the Manager's compensation for investment advisory services as well as the Manager's profitability under the Advisory Agreement; (vi) the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Company; (vii) the Manager's access to research services from brokers to which the Manager may have allocated Company brokerage in a "soft dollar" arrangement;
(viii) information provided by Lipper, Inc. that compared the Company's advisory fee rate, expense ratios and historical performance to those of comparable funds; (ix) voluntary fee waivers and expense reimbursements agreed to by the Manager; (x) whether the Company has experienced growth in its assets and, if so, whether the Manager has experienced economies of scale; and (xi) materials supplied by the non-interested Directors' independent counsel that were prepared for use by the Board in fulfilling its duties under the Investment Company Act. Throughout their deliberations, the non-interested Directors were represented and assisted by independent counsel.


                              THE COMPANY'S MANAGER

As described in the prospectus, USAA Investment Management Company (IMCO) is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Tax Exempt Fund, Inc. from its inception.

     In addition to managing the Company's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc.; USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $40 billion, of which approximately $27 billion were in mutual fund portfolios.

     While the officers and employees of IMCO, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by IMCO and the Funds. The Joint Code of Ethics was designed to ensure that the shareholders' interests come before those of the individuals who manage their Funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Joint Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades. A copy of the Joint Code of Ethics for IMCO has been filed with the SEC and is available for public view.

ADVISORY AGREEMENT

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Company has agreed to pay IMCO a fee computed as described under FUND MANAGEMENT in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Directors of the Company if such persons are also employees of IMCO or its affiliates.

     Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 2003, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     From time to time IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntary waiver at any time without prior notice to shareholders.

     For the last three fiscal years ended March 31, the Company paid IMCO the following fees:

                                       2000           2001            2002

  California Bond Fund             $1,910,612      $1,936,258      $2,087,964
  California Money Market Fund     $1,317,725      $1,381,449      $1,451,345

      Beginning with the month ended July 31, 2002, the California Bond Funds' management fees are based upon two components: a base fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This fee is allocated between the Funds based on the relative net assets of each Fund. The fee is computed and paid at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) for that portion of average net assets over $100 million and a performance adjustment that will increase or decrease the base fee depending upon the performance of a Fund relative to its relevant index. The California Bond Fund's performance will be measured relative to that of the Lipper California Municipal Debt Fund Index. With respect to the California Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of the California Bond Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance  period  will  consist of the  current  month plus the  previous  35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365. The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

                              CALIFORNIA BOND FUND

          OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS) 1                OF A FUND'S AVERAGE NET ASSETS)
               +/- 20 to 50                                 +/- 4
               +/- 51 to 100                                +/- 5
            +/- 101 and greater                             +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

     For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:


                                                                EXAMPLES
                                 1              2            3             4          5             6
Fund Performance (a)            6.80%         5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)
Index Performance (a)           4.75%         5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                                -----         -----        -----         -----      ------        -----
Over/Under Performance (b)      + 205          +15         - 40          + 95       - 145         - 15
Annual Adjustment Rate (b)        + 6            0           -4           + 5         - 6            0
Monthly Adjustment Rate (c)     .0049%           n/a      (.0033%)      .0041%      (.0049%)         n/a
Base Fee for Month            $ 221,918    $ 221,918    $ 221,918     $221,918    $ 221,918    $ 221,918
Performance Adjustment           41,650            0      (28,050)      34,850      (41,650)           0
                            -----------------------------------------------------------------------------
Monthly Fee                   $ 263,568    $ 221,918    $ 193,868     $256,768    $ 180,268    $ 221,918
                            =============================================================================

   (a)  Average annual performance over a 36-month period
   (b)  In basis points
   (c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

     The California Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the California Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) for the California Bond Fund and one-tenth of one percent (.10%) for the California Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

     For the last three fiscal years ended March 31, the Company paid IMCO the following administration fees:

                                                 2002

California Bond Fund                           $2,087,964
California Money Market Fund                   $1,451,346

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.


                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investments.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1800, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

For the fiscal year ended March 31, 2002, KPMG LLP, former independent public accountants, 112 East Pecan Street, Suite 2400, San Antonio, TX 78205, served as auditors of the Funds. Ernst & Young LLP, independent public accountants, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, TX 78205, have been selected as auditors of the Funds of the Company for the fiscal year ending March 31, 2003. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.


                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THESE FUNDS FLUCTUATE? in the prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

TOTAL RETURN

The California Bond Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods ended March 31, 2002.

                                             1          5       10        FROM
CALIFORNIA BOND FUND                       YEAR       YEAR     YEAR      8/1/89
-------------------------------------------------------------------------------

Return Before Taxes                        2.20%     5.86%    6.46%      6.75%
Return After Taxes on Distributions        2.20%     5.86%    6.37%      6.68%
Return After Taxes on
  Distributions and Sale of Fund Shares    3.28%     5.80%    6.31%      6.60%

     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

TOTAL RETURN (BEFORE TAXES)

Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

   Where:      P  =  a hypothetical initial payment of $1,000
               T  =  average annual total return
               n  =  number of years
             ERV  =  ending redeemable value of  a  hypothetical  $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

INSTRUCTIONS:
 1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

 2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

 3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

 4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVD

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
            ATVD   =  ending value  of  a  hypothetical  $1,000  payment made at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:
 1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

 2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

 3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

 4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

 5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES )

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVDR

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
           ATVDR   =  ending value  of  a  hypothetical  $1,000  payment made at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period
INSTRUCTIONS:
 1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

 2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

 3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

 4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

 5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

 6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

YIELD

The California Bond Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/(cd)+1)*6 -1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive
                     dividends
               d  =  the maximum offering price per share on the last day of the period

     For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in the Fund's portfolio and all recurring charges are recognized.

     The Fund's 30-day yield for the period ended March 31, 2002, was 4.41%.

YIELD - CALIFORNIA MONEY MARKET FUND

When the California Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

             Yield for 7-day Period Ended March 31, 2002, was 1.22%. Effective Yield for 7-day Period Ended March 31, 2002, was 1.23%.

TAX-EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax-equivalent yield" means converting a tax-exempt yield to a pretax-equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. The California Money Market Fund may advertise performance in terms of a tax-equivalent yield based on the 7-day yield or effective yield and the California Bond Fund may advertise performance in terms of a 30-day tax-equivalent yield.

     To calculate a tax-equivalent yield, the California investor must know his Effective Marginal Tax Rate or EMTR. Assuming an investor can fully itemize deductions on his or her federal tax return, the EMTR is the sum of the federal marginal tax rate and the state marginal tax rate adjusted to reflect the deductibility of state taxes from federal taxable income. The formula for computing the EMTR to compare with fully taxable securities subject to both federal and state taxes is:

     EMTR = Federal Marginal Tax Rate + [State Marginal Tax Rate x (1-Federal Marginal Tax Rate)]

     The tax-equivalent yield is then computed by dividing the tax-exempt yield of a fund by the complement of the EMTR. The complement, for example, of an EMTR of 41.05% is 58.95%, that is (1.00-0.4105=0.5895).

    Tax-Equivalent Yield = Tax-Exempt Yield / (1-Effective Marginal Tax Rate)

     Using a federal marginal tax rate of 35% and state marginal tax rate of 9.30%, resulting in an EMTR of 41.05%, the tax-equivalent yields for the California Bond and California Money Market Funds for the period ended March 31, 2002, were 7.48% and 2.07%, respectively.

              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

     The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), and Fitch Ratings (Fitch), represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

1.  LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP (S&P)

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits ADEQUATE capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

2. SHORT-TERM DEBT RATINGS:

MOODY'S STATE AND TAX-EXEMPT NOTES

MIG-1/VMIG1       This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG2       This designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MOODY'S COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

           o Leading market  positions in  well-established  industries.
           o High rates of return on funds employed.
           o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
           o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
           o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P TAX-EXEMPT NOTES

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P COMMERCIAL PAPER

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH'S COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND TAX-EXEMPT NOTES

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOND BUYER, a daily newspaper that covers bond market news.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news. DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national   association  of  the  American
Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER, A REUTERS COMPANY EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTERS COMPANY FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service that tracks open-end mutual funds).

MUNI BOND FUND REPORT, a monthly newsletter that covers news on the municipal bond market and features performance data for municipal bond mutual funds.

MUNIWEEK, a weekly newspaper that covers news on the municipal bond market.

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

AN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

     In addition to the sources above, performance of our Funds may also be tracked by Lipper, A Reuter's Company and Morningstar, Inc. Each Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective(s) and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

      For comparative purposes, unmanaged indices of comparable securities or economic data may be cited. Examples include the following:

      -Shearson Lehman Hutton Bond Indices, indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

      -Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in MUNIWEEK and THE BOND BUYER.

     Other sources for total return and other performance data which may be used by the Funds or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C -- DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------

                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100     $10         10          $6          16.67       $10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500  ***$41         62.77    ***$39         66.35    ***$46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

                APPENDIX D - USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


      ----------------------                   ------------
       ASSET ALLOCATION FUNDS                  INDEX FUNDS
       ----------------------                  ------------
         Balanced Strategy                  Extended Market Index
        Cornerstone Strategy                 Global Titans Index
      Growth and Tax Strategy                  Nasdaq-100 Index
                                         S&P 500 Index Member Shares
                                         S&P 500 Index Reward Shares

           ------------                   ---------------------
           EQUITY FUNDS                   TAX EXEMPT BOND FUNDS
           ------------                   ---------------------
        Aggressive Growth                       Long-Term
          Capital Growth                     Intermediate-Term
         Emerging Markets                      Short-Term
        First Start Growth                   State Bond/Income
   Precious Metals and Minerals
             Growth
        Growth & Income
           Income Stock                     ------------------
          International                     TAXABLE BOND FUNDS
       Science & Technology                 ------------------
         Small Cap Stock                           GNMA
              Value                      High-Yield Opportunities
           World Growth                           Income
                                          Intermediate-Term Bond
                                              Short-Term Bond


                                            ------------------
                                            MONEY MARKET FUNDS
                                            ------------------
                                               Money Market
                                         Tax Exempt Money Market
                                       Treasury Money Market Trust
                                            State Money Market

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS 50 INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


14356-0802

                                     Part B



                   Statement of Additional Information for the

                                New York Bond and

                           New York Money Market Funds

[USAA EAGLE LOGO] USAA                                    STATEMENT OF
                  TAX EXEMPT                              ADDITIONAL INFORMATION
                  FUND, INC.                              AUGUST 1, 2002

--------------------------------------------------------------------------------

                           USAA TAX EXEMPT FUND, INC.
                                 NEW YORK FUNDS


USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the New York Bond Fund and New York Money Market Fund (collectively, the Funds or the New York Funds). Each Fund is classified as diversified and has a common investment objective of providing New York investors with a high level of current interest income that is exempt from federal income taxes and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of a Prospectus dated August 1, 2002, for the New York Funds by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the Prospectus.

The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended March 31, 2002, are included in the accompanying Annual Report to Shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

         PAGE

           2   Valuation of Securities
           2   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
           9   Investment Restrictions
          10   Special Risk Considerations
          18   Portfolio Transactions
          19   Description of Shares
          19   Certain Federal Income Tax Considerations
          21   Directors and Officers of the Company
          25   The Company's Manager
          28   General Information
          28   Calculation of Performance Data
          32   Appendix A - Tax-Exempt Securities and Their Ratings
          34   Appendix B - Comparison of Portfolio Performance
          37   Appendix C - Dollar-Cost Averaging
          38   Appendix D - USAA Family of No Load Mutual Funds

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The investments of the NEW YORK BOND FUND are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using procedures approved by the Board of Directors.

     The value of the NEW YORK MONEY MARKET FUND'S securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The valuation of the New York Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Directors has established procedures designed to stabilize the New York Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.


                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the New York Money Market Fund may request that checks be issued for their account. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

     Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege is subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.


                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose. DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these systematic purchase plans allows you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.


                               INVESTMENT POLICIES

The sections captioned WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND MAIN STRATEGIES? and FUND INVESTMENTS in the Prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITIES

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the New York Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

     The New York Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Company equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 331/3 % of the value of a Fund's total assets. The Fund may terminate a loan at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

WHEN-ISSUED SECURITIES

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

     Tax-exempt securities purchased on a when-issued basis are subject to changes in value in the same way as other debt securities held in a Fund's portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued commitments. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued securities themselves (which may have a value greater or less than the Company's payment obligations).

MUNICIPAL LEASE OBLIGATIONS

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

DERIVATIVES

The New York Bond Fund may buy and sell certain types of derivatives, such as futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

INVERSE FLOATING RATE SECURITIES

We may invest up to 5% of the New York Bond Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise
(fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for its higher price volatility and complex structure.

FUTURES CONTRACTS

The New York Bond Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON FUTURES CONTRACTS

The New York Bond Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS ON FUTURES AND FUTURES ACTIVITY

As noted above, the New York Bond Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

     Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist on futures for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     To the extent that the Fund enters into futures contracts and options on futures contracts in each case that are not for BONA fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the exercise ("strike") price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

SWAP ARRANGEMENTS

The New York Bond Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

     The New York Bond Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions invest up to 100% of its assets in short-term securities whether or not they are exempt from federal and New York State and New York City income taxes. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.


                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund may not:

 (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

 (2) pledge, mortgage, or hypothecate its assets to any extent greater than 10% of the value of its total assets;

 (3) purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;

 (4) purchase any securities which would cause 25% or more of the value of that Fund's total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and, in the case of the New York Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;

 (5)  invest in issuers for the purpose of exercising control or management;

 (6)   issue senior securities, except as permitted under the 1940 Act;

 (7) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

 (8) purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

 (9) lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

 (10) purchase on margin or sell short; for purposes of this restriction the deposit or payment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

 (11) purchase  or sell  commodities,  except  that  each  Fund  may  invest  in
      financial   futures   contracts,   options  thereon,   and  other  similar
      instruments;

 (12) invest in put, call, straddle, or spread options or interests in oil, gas, or other mineral exploration or development programs, except that a Fund may write covered call options and purchase put options.

     Additionally during normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes and the shares will also be exempt from the New York State and City personal income taxes; each Fund's net assets will consist of New York tax-exempt securities.

ADDITIONAL RESTRICTIONS

The following restrictions are not considered to be fundamental policies of the Funds. The Board of Directors may change these additional restrictions without notice to or approval by the shareholders.

Neither Fund will:

 (1) invest more than 15% (10% with respect to the New York Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days; or

 (2) purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                           SPECIAL RISK CONSIDERATIONS

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS

Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this SAI. The accuracy and completeness of the information contained in those official statements have not been independently verified.

     STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. Like the rest of the nation, the State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector. New York City (the City), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

     There can be no assurance that the State economy will not experience worse-than-predicted results in the 2002-2003 fiscal year (April 1, 2002 through March 31, 2003) or subsequent fiscal years, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

     As expected the events of September 11 had an even more devastating impact on the State economy than on the national economy as a whole. As a result, the State economy could remain in recession even after the initiation of a recovery for the nation overall. The New York State Division of the Budget is now estimating State employment to have declined 0.5 percent in 2001 followed by an estimated decline of 0.8 percent for 2002. Wages and salaries are expected to show an increase of 2.4 percent for 2001, followed by a decline of 1.5 percent for 2002 due to weakness in securities industry profits in the first quarter. Total State personal income, of which wages and salaries are the largest component, is projected to grow 0.5 percent in 2002, following growth of 2.9 percent for 2001.

     The risks to the New York forecast are substantial. Weaker than expected growth for both the national and international economies could delay the onset of the State's recovery. This would result in even slower employment and income growth than projected. In contrast, stronger national and international growth could produce an earlier-recovery than- projected. The cleanup of the World Trade Center site has been completed and redevelopment is expected to commence shortly. As a result, employment growth could be stronger than projected. Financial sector activity remains the largest risk to the New York forecast. Wall Street compensation fell precipitously in early 2002. Continued weakness in this sector would have a deleterious impact on the State's prospects for economic recovery.

     Many uncertainties exist in any forecast of the national and State economies. Given recent events, such uncertainties are particularly pronounced at this time (see "Special Considerations" within). The State and City of New York are particularly vulnerable to an unexpectedly poor performance by the financial markets, which could reduce securities industry rates of profit and bonus payment growth.

     STATE BUDGET. The State Constitution requires the Governor to annually submit to the State Legislature a balanced executive budget for the ensuing fiscal year which constitutes the proposed State financial plan for that fiscal year. The State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt-service obligations for the entire 2002-03 fiscal year on March 26, 2002. The State Legislature enacted the remaining appropriations and accompanying legislation constituting the budget for the 2002-03 fiscal year on May 16, 2002.

     The enacted 2002-2003 State Financial Plan projects a balanced General Fund (the State's largest fund and its principal operating fund), on a cash basis, with closing balances in the General Fund of approximately $716 million, a decrease of $316 million from 2001-02. The General Fund closing balance projection consists of $710 million in the Tax Stabilization Reserve Fund (the State's "rainy day" fund) and $6 million in the Contingency Reserve Fund (the State's litigation reserve).

     General Fund receipts, and transfers from other funds are projected to total $39.90 billion in 2002-03, a decrease of $1.25 billion or -3.0 percent from the previous fiscal year.

     General Fund disbursements, including transfers to other funds, are projected to total $40.21 billion for 2002-03, a decrease of $1.01 billion or -2.4 percent from 2001-02.

     All  Government  Funds  spending  for  2002-03  is  projected  to be $89.56 billion,  consisting of $59.35  billion in  State-supported  spending and $30.21 billion in federal aid. This represents an increase of $5.08 billion or 6.0 percent from 2001-02 (after excluding when federal World Trade Center "pass-through" disaster assistance funds to The City of New York and other localities). NON-RECURRING ACTIONS. The non-recurring actions incorporated in the 2002-03 Enacted Plan, are primarily intended to finance the extraordinary revenue losses associated with the 2001 tax year that DOB expects will not recur.

     The vast majority of the non-recurring resources utilize existing available fund balances, including the Abandoned Property Fund ($300 million), the Environmental Protection Fund and the Superfund ($264 million), the State of New York Mortgage Agency ($150 million), the New York State Housing Finance Agency
($50 million), the Power Authority of the State of New York ($42 million), various health and Medicaid Special Revenue Funds ($341 million), the Higher Education Services Corporation ($39 million), the Dormitory Authority of the State of New York ($12 million), and various routine fund transfers ($75 million).

     In addition, a variety of measures were enacted to preserve revenues, including a tax amnesty program ($175 million), a change in the payment date on various business taxes ($100 million), recoveries of school aid and welfare overpayments ($39 million), and changes in tax collection procedures ($64 million).

     OUT YEAR PROJECTIONS OF RECEIPTS AND DISBURSEMENTS. The Winter 2002 Executive Plan projected General Fund budget gaps of $2.8 billion for 2003-04 and $3.3 billion for 2004-05. Recent analysis by the State Division of the Budget ("DOB") indicates that the State will have a 2003-04 budget gap that is larger than projected at the time of the Executive Plan, but substantially below the shortfall that was closed as a part of actions on the 2002-03 enacted budget. In recent years, the State has closed projected budget gaps that have ranged from $6.8 billion in 2002-03 to less than $1 billion.

     SPECIAL CONSIDERATION. The September 11, 2001 terrorist attacks in New York City and the lingering effects of the national recession are expected to have continued adverse consequences for the State. DOB believes their impact is adequately reflected in the current financial forecast, but the combined effect of both factors adds significant uncertainty to the Enacted Plan estimates.

     Another uncertainty is the assumed performance of the financial sector. The securities industry is more important to the New York economy than to the national economy as a whole, amplifying the impact of continued volatility in the financial markets. A further reduction in financial sector jobs coupled with a large negative change in stock market performance during the forecast horizon would result in wage and unemployment levels that are significantly different from those embodied in the current forecast.

     Aside from the recent terrorist attacks in New York City, many other complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

     Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with the recent strength of State personal income tax receipts, are finance sector bonus income and capital gains realizations. Historically, financial sector bonus income has been closely tied to security firm profits. DOB is forecasting a significant decline in financial sector profits for 2002. DOB also expects that the decline in equity values observed since early 2000, combined with the recent decline in the average holding period for equities, will produce a decline in capital gains realizations for this year. However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and could fall substantially below the expectations.

     An ongoing risk to the Enacted Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The Enacted Plan assumes no significant federal disallowances or other federal actions that could adversely affect State finances. For more information on certain litigation pending against the State, see the section entitled "LITIGATION".

     In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. To help guard against such risks, the State is maintaining a total of $716 million in General Fund reserves.

     The United States Congress frequently considers changes to federal income tax law. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.

     RECENT STATE FISCAL YEARS. The State ended its 2001-2002 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by the State Division of the Budget. After year-end adjustments related to the tax refund reserve account, the closing balance in the General Fund was $1.03 billion.

     The State ended its 2000-2001 fiscal year on March 31, 2001 in balance on a cash basis, with a General Fund surplus of $2.73 billion as reported by the State Division of the Budget. After year-end adjustments, the closing balance in the General Fund was $1.10 billion.

     DEBT LIMITS, RATINGS AND OUTSTANDING DEBT. State financing activities include general obligation debt of the State and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financings, moral obligation financings and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the State Legislature.

     In 1990, as part of a State fiscal reform program, legislation was enacted creating the Local Government Assistance Corporation (LGAC), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing as well as other changes in revenue and spending patterns, that the State is able to meet its cash flow needs without relying on short-term seasonal borrowings.

     As of May 22, 2002, Fitch, Moody's and Standard & Poor's rated the State's outstanding general obligation bonds AA, A2 and AA, respectively. Standard & Poor's revised its ratings upwards from A to A+ in November 1999. Standard & Poor's again revised its ratings upward from A+ to AA in December 2000. In February 2001, Fitch also revised its ratings upward from A+ to AA. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant.

     As of March 31, 2002, the State had approximately $4.1 billion outstanding in general obligation debt. The total amount of moral obligation debt was approximately $517 million, and approximately $28.2 billion of bonds issued primarily in connection with lease-purchase and contractual-obligation financing of State capital programs were outstanding.

     Debt of the State and of certain public authorities may be classified as "State-supported debt", which includes general obligations debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as "State-related debt", includes State-supported debt, as well as certain types of contingent obligations, including moral-obligation financing, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

     The total amount of State-supported debt outstanding grew from 5.21 percent of personal income in the State in the 1992-1993 fiscal year to a peak of 6.24 percent in the 1996-1997 fiscal year and has gradually declined since then to
5.64 percent for the 2000-2001 fiscal year while State-related debt outstanding declined from 7.23 percent to 5.66 percent of personal income for the same period. At the end of the 2001-2002 fiscal year, there was $38.60 billion of outstanding State-related debt and $36.98 billion of outstanding State-supported debt.

     The State Legislature has enacted the Debt Reform Act of 2000 ("Debt Reform Act"). The Debt Reform Act, which applies to new State-supported debt issued on or after April 1, 2000, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-2001 and is gradually increased until it is fully phased in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and is gradually increasing until it is fully phased in at percent in 2013-14. On November 8, 2001, the State reported that it was in compliance with both debt caps, with debt outstanding at .39 percent of personal income and debt service on such debt at .09 percent of total governmental receipts.

     STATE RETIREMENT SYSTEMS (GENERAL). The New York State and Local Retirement Systems (the "Systems") provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans. State employees made up about 36 percent of the membership during the 2000-2001 fiscal year. There were 2,896 other public employers participating in the Systems, including all cities and counties (except New

York City), most towns, villages and school districts (with respect to nonteaching employees) and a large number of local authorities of the State. As of March 31, 2001, 626,565 persons were in membership and 298,078 pensioners and beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired.

     ASSETS AND LIABILITIES. The net assets available for benefits as of March 31, 2001 were $114.0 billion (including $2.3 billion in receivables). The present value of anticipated benefits for current members, retirees, and beneficiaries as of March 31, 2001 was $120.2 billion. Under the funding method used by the Systems, the net assets, plus future actuarially determined contributions, are expected to be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries.

     LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State taxes. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the fiscal year ended March 31, 2001, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $730 million.

     In CAMPAIGN FOR FISCAL EQUITY, INC., ET AL. V. STATE, ET AL. (Supreme Court, New York County), plaintiffs challenge the funding for New York City public schools. By decision dated January 9, 2001, the trial court held that the education provided for New York City students violates plaintiffs' rights under the State Constitution and the State's method for funding education in the State violates plaintiffs' rights under regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress these constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State has appealed. The trial court's decision is stayed pending resolution of the appeal.

     AUTHORITIES: GENERAL. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of December 31, 2001, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of all State Authorities was almost $101 billion, up from $75.4 billion as of September 30, 1996.

     Public authority operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as user fees on bridges or tunnels, highway tolls and rentals for dormitory rooms and housing units and charges for occupancy at medical care facilities. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

     LONG ISLAND POWER AUTHORITY. Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queens counties, as part of an estimated $7 billion financing plan. As of May 31, 2000, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

     METROPOLITAN TRANSPORTATION AUTHORITY. The MTA reported that certain portions of its regional operations were affected by the terrorist attack on the World Trade Center. The MTA noted that the most significant infrastructure damage involved the subway tunnel running beneath the World Trade Center on the #1 and #9 subway lines that will need to be completely rebuilt, along with the related stations and infrastructure, and damage to the N/R Line Cortland Street Station. The MTA, as of December 6, 2001, estimated property damage to the transit system at $855 million. The MTA currently expects that insurance proceeds and federal disaster assistance will cover substantially all of the property and business interruption losses related to this event. While the loss of revenues associated with the World Trade Center disaster may be significant, the MTA does not expect that it will materially affect its ability to meet its obligations to bondholders and others.

     The State's 2002-03 Enacted Plan will assist the MTA in addressing potential operating shortfalls caused in part by the World Trade Center attacks by providing $348 million in aid increases and payment accelerations. In its May 2002 official statement, the MTA identified a potential budget shortfall of $663 million for 2003 after taking such assistance into account.

     The 2000-2004 Capital Program approved by the State's Capital Program Review Board assumes the issuance of an estimated $10.6 billion in new money Metropolitan Transportation Authority (MTA) bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, The City of New York, and from various other revenues generated from actions taken by the MTA. Legislation enacted in 2000 authorized the MTA to undertake a major restructuring initiative, which will authorize the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

     There can be no assurance that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. As appropriate, the MTA and the Capital Plan Review Board may amend the 2000-2004 Capital Program from time to time due to the level of available funding. If the 2000-2004 Capital Plan is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.

     NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York. For its normal operations, the City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in any given fiscal year will be adopted by the April 1 statutory deadline, or interim appropriations enacted, or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the federal budget negotiation process could result in a reduction or delay in the receipt of federal grants which could have adverse effects on the City's cash flow or revenues. The City assumes that the costs relating to the September 11 attack on the World Trade Center will be paid in substantial part from Federal aid and borrowings by the New York City Transitional Finance Authority (the "Transitional Finance Authority").

     For each of the 1981 through 2001 fiscal years, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"), after discretionary and other transfers ("transfers"). The City has been required to close substantial budget gaps in recent years in order to maintain balanced operating results. A pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before transfers for each fiscal year. There can be no assurance that the City will continue to maintain a balanced budget as required by State law, or that it can maintain a balanced budget without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      WORLD TRADE CENTER ATTACK. Recovery, clean up and repair efforts will result in substantial expenditures. The U.S. Congress passed emergency legislation which authorized $40 billion for disaster assistance, increased security costs, rebuilding infrastructure systems and other public facilities, and disaster recovery and related activities. Congress and the President have already appropriated over $10 billion of this amount for disaster assistance in New York, Pennsylvania and Virginia. The President has submitted a bill to Congress that would bring the total commitment of federal disaster assistance for New York to $21.4 billion.

     On March 9, 2002 the President signed nationwide economic stimulus legislation which includes $5.5 billion toward the $21.4 billion commitment in the form of temporary tax provisions aimed at creating redevelopment incentives for businesses located in the Liberty Zone, the area surrounding the World Trade Center site. The Liberty Zone provisions expand the work opportunity tax credit, provide a bonus 30% depreciation deduction, authorize the issuance of $8 billion in tax-exempt private activity bonds, allow for advance refunding of certain bonds for facilities in the City and increase the small business expensing limit. In addition, the State legislature increased the financing capacity of the Transitional Finance Authority by $2.5 billion to fund Recovery Costs. The City also expects to receive federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the September 11 attack.

     It is not possible to quantify at present with any certainty the long-term impact of the September 11 attack on the City and its economy, any economic benefits which may result from recovery and rebuilding activities and the amount of additional resources from federal, State, City and other sources which will he required.

      NEW YORK CITY FINANCIAL PLAN. The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2002 through 2006 fiscal years (the "2002-2006 Financial Plan", "Financial Plan" or "City Plan"). The City currently is required to submit for review by the New York State Financial Control Board (the "Control Board") its four year financial plans covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. On April 17, 2002, the City released the Financial Plan for the 2002 through 2006 fiscal years, which relates to the City and certain entities which receive funds from the City and which is based on the Executive Budget and Budget Message for the City's 2003 fiscal year which begins July 1, 2002. The Financial Plan is a modification to the financial plan submitted to the Control Board on June 13, 2001 (the "June Financial Plan") as modified. The Financial Plan projects revenues and expenditures for the 2002 and 2003 fiscal years, balanced in accordance with GAAP, and projects gaps of $2.7 billion, $3.1 billion and $3.6 billion for fiscal years 2004 through 2006, respectively. The 2002-2006 Financial Plan's projections for total revenues for each of these gap out-years is approximately $43.8 billion, $45.1 billion, and $46.6 billion, respectively.

     The Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 2002 and 2003 fiscal years and to reduce projected gaps for fiscal years 2004 through 2006. The gap-closing actions for the 2002 through 2006 fiscal years include: (i) additional City-wide agency savings and non-tax revenue actions totaling $1.2 billion, $1.9 billion, $1.3 billion, $1.3 billion and $1.3 billion for fiscal years 2002 through 2006, respectively; (ii) savings of $50 million in fiscal year 2003 and $100 million in each of fiscal years 2004 through 2006 resulting from a voluntary early retirement and severance program which would require State legislation; (iii) savings of between $500 million and $575 million in each of fiscal years 2003 through 2006 resulting from a fringe benefit cost containment program which will require approval by unions representing City employees and some of which will require State legislation;
(iv) $1.5 billion of proceeds to be used in fiscal year 2003 from the issuance of Recovery Bonds or Notes by the Transitional Finance Authority to mitigate a portion of the lost tax revenues in fiscal years 2002 and 2003 related to the September 11 attack; (v) additional initiatives requiring federal and State action of $800 million in fiscal year 2003, $500 million in each of fiscal years 2004 through 2005 and $480 million in fiscal year 2006; and (vi) enactment of State legislation to decouple rules affecting City tax collections from the new federal depreciation rules. State proposals could include an increase in the City's cigarette tax, a longer phase-in of pension payments funding the cost of living adjustment, debt reform legislation to enable reduced debt service costs, early retirement initiatives, tort reform legislation, increased fines or fees or additional State aid. One of the federal initiatives was enacted in legislation which permits debt refinancing to lower debt service costs and which could result in projected savings of up to $150 million in fiscal year. Other federal initiatives could include additional aid for security or additional Medicaid funding. The 2002-2006 Financial Plan includes a proposed discretionary transfer in fiscal year 2002 of $322 million to pay debt service due in fiscal year 2003.

     The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the effects on the City economy of the September 11 attack, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2002 through 2006 fiscal years; realization of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of Health and Hospitals Corporation (the "HHC"), the Board of Education (the "BOE") and other such agencies to maintain balanced budgets; the willingness of the Federal Government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller and other public officials. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

     NEW YORK CITY FINANCING PROGRAM. Implementation of the City Financial Plan is dependent upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2002 through 2006 contemplates the issuance of $13.6 billion of general obligation bonds and $3.9 billion of bonds (excluding obligations issued to pay costs relating to the September 11 attack) to be issued by the Transitional Finance Authority. In addition, the Financial Plan anticipates access to approximately $2.2 billion (including the $604 million of bond proceeds received by Spring 2002 and $150 million of borrowing from the Federal Government pursuant to the Transportation Infrastructure Finance and Innovation Act) in financing capacity of TSASC, Inc. ("TSASC"), which issues debt secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States. The Transitional

Finance Authority and TSASC were created to assist the City in financing its capital program while keeping City indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur.

     As of May 23, 2002, Moody's rated the City's outstanding general obligation bonds A2, Standard & Poor's rated such bonds A and Fitch rated such Bonds A+. In July 1995, Standard & Poor's revised downwards its ratings on outstanding general obligation bonds of the City from A- to BBB+. On September 13, 2000, Standard & Poor's revised its rating of City bonds upward to A. Moody's rating of City bonds was revised in August 2000 to A2 from A3. On March 8, 1999, Fitch revised its rating of City bonds upward to A from A- and on September 15, 2000, Fitch revised its rating to A+. On November 16, 2001, Moody's revised its outlook on City bonds to negative from uncertain. Such ratings reflect only the view of Moody's, Standard & Poor's and Fitch, from which an explanation of the significance of such ratings may be obtained. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of City bonds.

     For fiscal year 1999 (the most recent data per the fiscal year 2001 Comprehensive Annual Financial Report of the City Comptroller), debt per capita as a percentage of personal income was 12.45 percent based on debt per capita of $4,662 and personal income per capita of $37,434.

     As of March 31, 2002, the City and the Municipal Assistance Corporation for the City of New York (which currently may only issue refunding bonds) had respectively approximately $27.7 and $2.2 billion of outstanding net long-term debt. As of October 11, 2001, the New York City Municipal Water Finance Authority (the "Water Authority") had approximately $10.3 billion aggregate principal amount of outstanding bonds, inclusive of subordinate bonds, and a $600 million commercial paper program.

     In addition, the City issues revenue notes and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, Water Authority, Transitional Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Transitional Finance Authority, Dormitory Authority of the State of New York and TSASC.

     The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The City anticipates that its seasonal financing need for its 2002 fiscal year has been satisfied by the issuance of $1.5 billion of short-term obligations in October 2001. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal year.

     NEW YORK CITY MONITOR REPORTS. From time to time, the Control Board staff, the staff of the Office of the State Deputy Comptroller of New York, (the "OSDC"), the City Comptroller, the City's Independent Budget Office and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.

     On May 2, 2002, the City Comptroller released a report analyzing the economic assumptions underlying the Financial Plan. The report stated that the City's economy entered a recession in 2001, and that the impact of the terrorist attacks on the City will be felt for years. The report noted that, even though in the first quarter of 2002 the nation appears to be on the road to recovery, the City continues to suffer job losses and a declining economy, and that, as of March 2002, job losses that began in January 2001 continue, commercial real estate is weak, tourism and the hotel industry are soft, and the help wanted advertising index is down. The report states that the City Comptroller expects and City's recession to continue through 2002 and projects a slow start out of the recession, compared with the Financial Plan's assumption of a rapid and strong recovery based upon stimulus from the downtown rebuilding efforts and the assumed recovery of the securities industry after the correction in 2001.

     On May 9, 2002, the City Comptroller issued a report on the Executive Budget for fiscal year 2003. The City Comptroller identified approximately $1.7 billion in risks to the fiscal year 2003 budget. The report noted that the current round of municipal labor contracts will expire in fiscal year 2003, that the budget includes no reserve for wage increases in fiscal year 2003, and that each one percent wage increase for City employees would cost the City approximately $113 million in fiscal year 2003.

     On May 17, 2002, the staff of the OSDC issued a report on the Financial Plan. For fiscal years 2003 through 2006 the report identified net risks of $2.0 billion, $2.0 billion, $1.8 billion and $1.4 billion, respectively, which, when added to the gaps projected in the Financial Plan, would result in gaps of $2.0 billion, $4.7 billion, $4.9 billion and $5.0 billion in fiscal years 2003 through 2006, respectively. The report noted that the gap closing program reflected in the Financial

Plan closed a previously projected $5.0 billion budget gap for fiscal year 2003, which is the largest gap projected by the City since the budget was first balanced in fiscal year 1981 in accordance with generally accepted accounting principles, and that the gap-closing program includes $2.6 billion in non-recurring resources. The report noted that the Financial Plan reflects the use of $471 million of bond proceeds from the Transitional Finance Authority in fiscal year 2002 for costs related to the World Trade Center.

     On March 21, 2002, the staff of the Control Board issued a report, reviewing the financial plan submitted to the Control Board in February 2002. Uncertainties in the report include the possibility that pension investments will not achieve the assumed 8% annual rate of return, which would cost the City additional pension contributions of $70 million in 2003, increasing to approximately $500 million by fiscal year 2006, assuming a 2002 fiscal year loss on its pension assets exceeding 2%. Finally, the report noted that the relative debt service burden will increase sharply, with debt service, including debt service on TSASC bonds, at the end of fiscal year 2006 projected to require 19.8% of tax revenues

     On May 15, 2002, the IBO issued a report reviewing the City's Executive Budget for fiscal year 2003 and the Financial Plan. The report noted that the City is facing its most serious fiscal challenge in recent memory, with larger budget gaps over the next few years than the City faced in the recession in the early 1990s. The IBO report assumes that the local economy will see virtually no growth in calendar year 2002 and only weak growth in calendar years 2003 through 2006.

     On August 25, 1998, the City Comptroller issued a report reviewing the current condition of the City's major physical assets and the capital expenditures required to bring them to a state of good repair. The report's findings relate only to current infrastructure and do not address future capacity or technology needs. The report estimated that the expenditure of approximately $91.83 billion would be required over the next decade to bring the City's infrastructure to a systematic state of good repair and address new capital needs already identified. The report stated that the City's current Ten-Year Capital Strategy, together with funding received from other sources, is projected to provide approximately $52.08 billion. The report noted that the City's ability to meet all capital obligations is limited by law, as well as funding capacity, and that the issue for the City is how best to set priorities and manage limited resources.

     OTHER LOCALITIES. Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the State's projections of its receipts and disbursements.

     To help resolve persistent fiscal difficulties in Nassau County, the State created the Nassau County Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. The Authority has issued $436 million in bonds and $245 million in bond anticipation notes as of June 3, 2002. The Authority may also impose financial plan requirements on Nassau County. The State expects to make a total of $100 million in transitional aid payments to the County over a five-year period. To date, the State has provided $50 million in transitional assistance ($25 million annually since 2000-01), and the State Financial Plan authorizes in additional $20 million payment in 2002-03. Future transitional aid payments ($15 million annually in 2003-04 and 2004-05) must be appropriated by the State and are contingent upon the Authority's annual approval of Nassau County's financial plan.

     The State traditionally provides unrestricted financial assistance to cities, counties, towns and villages outside of New York City. Funding in the 2002-03 Enacted Plan totals approximately $468 million, and includes General Purpose Local Government Aid, Local Government Aid to Counties, Supplemental Municipal Aid and targeted emergency aids.

     Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. In 2000, the total indebtedness of all localities in New York State other than New York City was approximately $23.1 billion. A small portion (approximately $116 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. Nineteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 2000.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal Government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, Nassau County, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated August 1, 2001, supplemented by letter agreement dated July 26, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders. The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated only through purchase of new issue fixed income securities.

     Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party data bases, such as historical data on companies, financial statements, earnings history and estimates and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

     On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

     The tax-exempt security market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

     The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the New York Bond Fund's portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The New York Bond Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains that would otherwsise be the case in the absence of such activities.

     For the last two fiscal years ended March 31, the New York Bond Fund's portfolio turnover rates were as follows:

             2001  . . . .  13.87%     2002  . . . .  9.41%

     Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.


                              DESCRIPTION OF SHARES

The Funds are series of USAA Tax Exempt Fund, Inc. (the Company) and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on November 16, 1981. The Company is authorized to issue shares in separate series or funds. There are ten mutual funds in the Company, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the New York Bond and New York Money Market Funds in October 1990.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share or each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Directors for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.


                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that a Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive in at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition securities or other income including gains from options or futures contracts derived with respect to its business of investing in securities, (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of it's taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy this requirement.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, in that year and (3) any prior undistributed amounts. Each Fund intends to make distributions necessary to avoid imposition of this excise tax.

     For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount. (Generally, is the excess of the stated redemption price at maturity of a debt obligation over its issue price.) Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund's taxable income, although that discount will be included in its gross income for purposes of the 90% will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest. An investment in a zero coupon bond will result in original issue discount.

     Debt securities may be purchased by a Fund at a market discount. Market discount exist when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent accrued market discount on the security.

     The Funds may also purchase debt securities at a premium, I.E., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond on a security will reduce the Fund's adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and generally must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31, if they are paid during the following January. It is expected that none of the Funds' distributions will qualify for the corporate dividends-received deduction.

     To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

     All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the "average annual method." Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

     A shareholder of the New York Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any Fund share and that share has been held for six months or less, any loss on the redemption or exchange will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund's shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

     The Funds may invest in private activity bonds. Interest on certain private activity bonds generally is an item of tax preference for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

     Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis of such opinions.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Director shall be fifteen
(15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors or Trustees of the USAA family of funds consisting of four registered investment companies offering 39 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

INTERESTED DIRECTORS1

Robert G. Davis 2
Director and Chairman of the Board of Directors
Date of Birth: November 1946

President and Chief Executive Officer of United Services Automobile  Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

Christopher W. Claus 2, 4
Director, President, and Vice Chairman of the Board of Directors
Date of Birth:  December 1960

President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of the USAA Life Investment Trust, a registered investment company offering five individual funds.

NON INTERESTED DIRECTORS

Barbara B. Dreeben 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: June 1945

President, Postal Addvantage (7/92-present), which is a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Ms. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Robert L. Mason, Ph.D. 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1946

Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Michael F. Reimherr 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: August 1945

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Laura T. Starks, Ph.D. 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: February 1950

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of
Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Richard A. Zucker 2, 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1943

Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS1

Clifford A. Gladson
Vice President
Date of Birth: November 1950

Vice President, Fixed Income Investments, IMCO (5/02-present); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

Stuart Wester
Vice President
Date of Birth: June 1947

Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

Michael D. Wagner
Secretary
Date of Birth: July 1948

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-1/99). Mr. Wagner also holds the officer position of Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds, and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Mark S. Howard
Assistant Secretary
Date of Birth: October 1963

Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also holds the officer position of Assistant Secretary for IMCO, USAA Shareholder Account Services, USAA Financial Planning Services, the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

David M. Holmes
Treasurer
Date of Birth: June 1960

Senior Vice President,  Senior  Financial  Officer,  IMCO  (6/01-present);  Vice
President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the officer position of Treasurer of the USAA family of funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr.
Assistant Treasurer
Date of Birth: November 1960

Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO(9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo holds the officer position of Assistant Treasurer for the USAA family of funds.

---------------------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

     The Board of Directors has four committees: and Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and Independent Directors.

     The Board of Directors typically conducts regular meetings six times a year to review the operations of the Funds in the USAA family of funds. A portion of these meetings is devoted to meetings of various committees of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

     During the Funds' most recent full fiscal year ended March 31, 2002, the Board of Directors held meetings ten times; the Executive Committe held no meetings; the Audit Committee held meetings four times; the Pricing and Investment Committee held meetings four times; and the Corporate Governance Committee held meetings eight times.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Mark S. Rapp, Senior Vice President, Marketing. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Company Funds listed in this SAI and in all the USAA family of funds overseen by the Directors as of the calendar year ended December 31, 2001.

                                                              USAA FAMILY
                            NEW YORK       NEW YORK MONEY      OF FUNDS
                            BOND FUND       MARKET FUND         TOTAL

INTERESTED DIRECTORS
Robert G. Davis               None             None              None
Christopher W. Claus          None             None          Over $100,000
David G. Peebles              None             None          Over $100,000

NON INTERESTED DIRECTORS
Barbara B. Dreeben            None             None          Over $100,000
Robert L. Mason               None             None        $50,001-$100,000
Michael F. Reimherr           None             None          Over $100,000
Laura T. Starks               None             None        $50,001-$100,000
Richard A. Zucker             None             None          Over $100,000


     There were no transactions or series of similar transactions relating directly or indirectly to the Non Interested Independent Directors of the Company and their immediate family members in which the amount involved exceeded $60,000 during the past two calendar years ended December 31, 2001.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 2002.

             NAME                    AGGREGATE             TOTAL COMPENSATION
              OF                   COMPENSATION               FROM THE USAA
           DIRECTOR              FROM THE COMPANY          FAMILY OF FUNDS (B)

INTERESTED DIRECTORS
     Robert G. Davis                 None (a)                   None (a)
     Christopher W. Claus            None (a)                   None (a)
     David G. Peebles (c)            None (a)                   None (a)

NON INTERESTED DIRECTORS
     Barbara B. Dreeben              $  10,250                  $  41,000
     Robert L. Mason                 $   9,875                  $  39,500
     Michael F. Reimherr             $  10,250                  $  41,000
     Laura T. Starks                 $  10,250                  $  41,000
     Richard A. Zucker               $  10,250                  $  41,000

----------
(a) Robert G. Davis, Christopher W. Claus, and David G. Peebles are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA family of funds.

(b) At March 31, 2002, the USAA family of funds consisted of four registered investment companies offering 39 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA family of funds.

(c) Effective on April 30, 2002, David G. Peebles retired from IMCO and the Board of Directors.

     All of the above Directors are also Directors/Trustees of the other funds within the USAA family of funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 2002, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     The following table identifies all persons, who as of June 30, 2002, held of record or owned beneficially 5% or more of either Fund's shares.

                            NAME AND ADDRESS
   TITLE OF CLASS          OF BENEFICIAL OWNER            PERCENT OF CLASS

   New York Money           Michael A. Jungman                 7.1%
     Market Fund            Susan M. Jungman JTWROS
                            139 Circle Drive
                            Manhasset, NY  11030

APPROVAL OF ADVISORY AGREEMENT

At a meeting of the Board of Directors held on April 24, 2002, the Board approved the continuation of the Company's Advisory Agreement for a one-year period ending June 30, 2003. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. Among others, the Board considered the following factors and information: (i) the services provided to the Company by the Manager under the Advisory Agreement; (ii) other services provided by the Manager and its affiliates under other agreements including administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Company; (iii) the personnel who provide these services; (iv) the Manager's costs of providing services and the direct and indirect benefits to the Manager from its relationship with the Company; (v) the Manager's compensation for investment advisory services as well as the Manager's profitability under the Advisory Agreement; (vi) the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Company; (vii) the Manager's access to research services from brokers to which the Manager may have allocated Company brokerage in a "soft dollar" arrangement;
(viii) information provided by Lipper, Inc. that compared the Company's advisory fee rate, expense ratios and historical performance to those of comparable funds; (ix) voluntary fee waivers and expense reimbursements agreed to by the Manager; (x) whether the Company has experienced growth in its assets and, if so, whether the Manager has experienced economies of scale; and (xi) materials supplied by the non-interested Directors' independent counsel that were prepared for use by the Board in fulfilling its duties under the Investment Company Act. Throughout their deliberations, the non-interested Directors were represented and assisted by independent counsel.


                              THE COMPANY'S MANAGER

As described in the Prospectus, USAA Investment Management Company (IMCO) is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Tax Exempt Fund, Inc. from its inception.

     In addition to managing the Company's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $40 billion, of which approximately $27 billion were in mutual fund portfolios.

     While the officers and employees of IMCO, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by IMCO and the Funds. The Joint Code of Ethics was designed to ensure that the shareholders' interests come before those of the individuals who manage their Funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the

Joint Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades. A copy of the Joint Code of Ethics for IMCO has been filed with the SEC and is available for public view.

ADVISORY AGREEMENT

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Company has agreed to pay IMCO a fee computed as described under FUND MANAGEMENT in the Prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Directors of the Company if such persons are also employees of IMCO or its affiliates.

     Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the Prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 2003, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     From time to time IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntarily waiver at any time without prior notice to shareholders. IMCO has voluntarily agreed to limit the New York Money Market Fund annual expenses to .60% of its ANA until August 1, 2002, and will reimburse the Fund for all expenses in excess of the limitations, excluding credits from fee offset arrangements.

     For the last three fiscal years ended March 31, management fees were as follows:

                                    2000          2001             2002

New York Bond Fund                $345,611       $350,942       $411,963
New York Money Market Fund        $284,887       $317,482       $375,906

     Because the Funds' expenses exceeded IMCO's voluntary expense limitation, IMCO did not receive management fees to which it would have been entitled as follows:

                                    2000          2001              2002

New York Bond Fund                $ 59,702       $  70,485      $   1,655
New York Money Market Fund        $ 60,420       $  64,816      $  29,718

     Beginning with the month ended July 31, 2002, the New York Bond Fund's management fees are based upon two components: a base fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This fee is allocated between the Funds based on the relative net assets of each. The fee is computed and paid at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) for that portion of average net assets over $100 million; and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to its relevant index. With respect to the New York Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of the New York Bond Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ended July 31, 2002, the performance period consisted of the previous twelve month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance  period  will  consist of the  current  month plus the  previous  35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365. The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

                               NEW YORK BOND FUND

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX           ANNUAL ADJUSTMENT RATE
            (IN BASIS POINTS) 1                (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
               +/- 20 to 50                                  +/- 4
               +/- 51 to 100                                 +/- 5
            +/- 101 and greater                              +/- 6

   1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
     AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

     For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                                    EXAMPLES

                                  1             2            3             4          5            6
Fund Performance (a)            6.80%         5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)
Index Performance (a)           4.75%         5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                                -----         -----        -----         -----      ------        -----
Over/Under Performance (b)     + 205           +15         - 40          + 95       - 145          - 15
Annual Adjustment Rate (b)       + 6             0           -4           + 5         - 6             0
Monthly Adjustment Rate (c)     .0049%           n/a      (.0033%)      .0041%      (.0049%)        n/a
Base Fee for Month           $ 221,918     $ 221,918    $ 221,918     $221,918    $ 221,918    $ 221,918
Performance Adjustment          41,650             0      (28,050)      34,850      (41,650)           0
                             ---------------------------------------------------------------------------
Monthly Fee                  $ 263,568     $ 221,918    $ 193,868     $256,768    $ 180,268    $ 221,918
                             ===========================================================================

   (a) Average annual performance over a 36-month period
   (b) In basis points
   (c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

     The New York Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within each of the New York Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of each Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) for the New York Bond Fund and one-tenth of one percent (.10%) for the New York Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

     For the last three fiscal years ended March 31, the Company paid IMCO the following administration fees:

                                                 2002

New York Bond Fund                             $410,308
New York Money Market Fund                     $346,187

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investments.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1800, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

For the fiscal year ended March 31, 2002, KPMG LLP, former independent public accountants, 112 East Pecan Street, Suite 2400, San Antonio, TX 78205, served as auditors of the Funds. Ernst & Young LLP, independent public accountants, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, TX 78205, have been selected as auditors of the Funds of the Company for the fiscal year ending March 31, 2003. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.


                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THESE FUNDS FLUCTUATE? in the Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

TOTAL RETURN

The New York Bond Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods ended March 31, 2002.

                                             1         5         10     FROM
NEW YORK BOND FUND                         YEAR      YEAR       YEAR   10/15/90
--------------------------------------------------------------------------------

Return Before Taxes                        3.10%     6.26%      6.43    7.28%
Return After Taxes on Distributions        3.10%     6.26%      6.32    7.18%
Return After Taxes on
  Distributions and Sale of Fund Shares    3.86%     6.14%      6.26    7.05%

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

TOTAL RETURN (BEFORE TAXES)

Average annual total return is calculated by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

Where:        P      =   a hypothetical initial payment of $1,000
              T      =   average annual total return
              n      =   number of years
              ERV    =   ending   redeemable  value  of  a  hypothetical  $1,000
                         payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

INSTRUCTIONS:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate the Fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVD

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
            ATVD   =  ending value of  a   hypothetical  $1,000  payment made at
                      the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES )

We calculate the New York Bond Fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVDR

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
           ATVDR   =  ending  value of  a   hypothetical  $1,000 payment made at
                      the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

YIELD

The New York Bond Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/(cd)+1)*6 -1]

Where:        a   =   dividends and interest earned during the period
              b   =   expenses accrued for the period (net of reimbursement)
              c   =   the  average daily number of shares outstanding during the period  that were  entitled  to receive  dividends
              d   =   the maximum offering  price  per share  on the last day of the period

     For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in the Fund's portfolio and all recurring charges are recognized.

     The Fund's 30-day yield for the period ended March 31, 2002 was 4.15%.


YIELD - NEW YORK MONEY MARKET FUND

When the New York Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

             Yield For 7-day Period Ended March 31, 2002, was 1.02%. Effective Yield For 7-day Period Ended March 31, 2002, was 1.03%.

TAX-EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax-equivalent yield" means converting a tax-exempt yield to a pretax-equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. The New York Money Market Fund may advertise performance in terms of a tax-equivalent yield based on the 7-day yield or effective yield and the New York Bond Fund may advertise performance in terms of a 30-day tax-equivalent yield.

     To calculate a tax-equivalent yield, the New York investor must know his Effective Marginal Tax Rate or EMTR. Assuming an investor can fully itemize deductions on his or her federal tax return, the EMTR is the sum of the federal marginal tax rate and the State (and City if applicable) marginal tax rate adjusted to reflect the deductibility of state (and city if applicable) taxes from federal taxable income. The formula for computing the EMTR to compare with fully taxable securities subject to federal, state, and city taxes is:

     EMTR = federal Marginal Tax Rate + [State Marginal Tax Rate x (1-federal Marginal Tax Rate)]

     The tax-equivalent yield is then computed by dividing the tax-exempt yield of a fund by the complement of the EMTR. The complement, for example, of an EMTR of 41.79% is 58.21%, that is (1.00-0.4179 = 0.5821)

    Tax-Equivalent Yield = Tax-Exempt Yield / (1-Effective Marginal Tax Rate)

     Using a federal marginal tax rate of 35.0% and State and City marginal tax rate of 10.50%, resulting in an EMTR of 41.83%, the tax-equivalent yields for the New York Bond and New York Money Market Funds for the period ended March 31, 2002, were 7.14% and 1.75%, respectively.


              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

     The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), and Fitch Ratings (Fitch) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

2. SHORT-TERM DEBT RATINGS:

MOODY'S STATE AND TAX-EXEMPT NOTES

MIG-1/VMIG1       This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG2       This designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MOODY'S COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           o Leading market positions in well-established industries.
           o High rates of return on funds employed.
           o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
           o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
           o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P TAX-EXEMPT NOTES

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P COMMERCIAL PAPER

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH'S COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND TAX-EXEMPT NOTES

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOND BUYER, a daily newspaper that covers bond market news.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national   association  of  the  American
Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTER'S COMPANY FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service that tracks open-end mutual funds).

MUNI BOND FUND REPORT, a monthly newsletter that covers news on the municipal bond market and features performance data for municipal bond mutual funds.

MUNIWEEK, a weekly newspaper that covers news on the municipal bond market.

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

     In addition to the sources above, performance of our Funds may also be tracked by Lipper, A Reuter's Company and Morningstar, Inc. Each Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective(s) and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     For comparative purposes, unmanaged indices of comparable securities or economic data may be cited. Examples include the following:

     -Shearson Lehman Hutton Bond Indices, indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

     -Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in MUNIWEEK and THE BOND BUYER.

     Other sources for total return and other performance data which may be used by the Funds or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.


                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------

                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100     $10         10          $6          16.67       $10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500  ***$41         62.77    ***$39         66.35    ***$46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

                APPENDIX D - USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


      ----------------------                   ------------
       ASSET ALLOCATION FUNDS                  INDEX FUNDS
       ----------------------                  ------------
         Balanced Strategy                  Extended Market Index
        Cornerstone Strategy                 Global Titans Index
      Growth and Tax Strategy                  Nasdaq-100 Index
                                         S&P 500 Index Member Shares
                                         S&P 500 Index Reward Shares

           ------------                   ---------------------
           EQUITY FUNDS                   TAX EXEMPT BOND FUNDS
           ------------                   ---------------------
        Aggressive Growth                       Long-Term
          Capital Growth                     Intermediate-Term
         Emerging Markets                      Short-Term
        First Start Growth                   State Bond/Income
   Precious Metals and Minerals
             Growth
        Growth & Income
           Income Stock                     ------------------
          International                     TAXABLE BOND FUNDS
       Science & Technology                 ------------------
         Small Cap Stock                           GNMA
              Value                      High-Yield Opportunities
           World Growth                           Income
                                          Intermediate-Term Bond
                                              Short-Term Bond


                                            ------------------
                                            MONEY MARKET FUNDS
                                            ------------------
                                               Money Market
                                         Tax Exempt Money Market
                                       Treasury Money Market Trust
                                            State Money Market


FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS 50 INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


17005-0802

                                     Part B



                   Statement of Additional Information for the

                                Virginia Bond and

                           Virginia Money Market Funds

[USAA EAGLE LOGO] USAA                                    STATEMENT OF
                  TAX EXEMPT                              ADDITIONAL INFORMATION
                  FUND, INC.                              AUGUST 1, 2002

--------------------------------------------------------------------------------

                           USAA TAX EXEMPT FUND, INC.
                                 VIRGINIA FUNDS


USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the Virginia Bond Fund and Virginia Money Market Fund (collectively, the Funds or the Virginia Funds). Each Fund is classified as diversified and has a common investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of a prospectus dated August 1, 2002, for the Virginia Funds by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the prospectus.

The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended March 31, 2002, are included in the accompanying Annual Report to Shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

          PAGE

           2   Valuation of Securities
           2   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           4   Investment Plans
           4   Investment Policies
           9   Investment Restrictions
          10   Special Risk Considerations
          12   Portfolio Transactions
          13   Description of Shares
          13   Certain Federal Income Tax Considerations
          15   Virginia Taxation
          15   Directors and Officers of the Company
          20   The Company's Manager
          23   General Information
          23   Calculation of Performance Data
          27   Appendix A - Tax-Exempt Securities and Their Ratings
          29   Appendix B - Comparison of Portfolio Performance
          32   Appendix C - Dollar-Cost Averaging
          33   Appendix D - USAA Family of No-Load Mutual Funds

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV value per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The investments of the VIRGINIA BOND FUND are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using procedures approved by the Board of Directors.

     The value of the VIRGINIA MONEY MARKET FUND'S securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The valuation of the Virginia Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Directors has established procedures designed to stabilize the Virginia Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.


                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.


              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Virginia Money Market Fund may request that checks be issued for their account. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

     Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege is subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these systematic purchase plans allows you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.


                               INVESTMENT POLICIES

The sections captioned WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND MAIN STRATEGIES? and FUND INVESTMENTS in the prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITIES

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the Virginia Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

     The Virginia Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Company equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 331/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

WHEN-ISSUED SECURITIES

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

     Tax-exempt securities purchased on a when-issued basis are subject to changes in value in the same way as other debt securities held in a Fund's portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued commitments. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued securities themselves (which may have a value greater or less than the Company's payment obligations).

MUNICIPAL LEASE OBLIGATIONS

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

DERIVATIVES

The Virginia Bond Fund may buy and sell certain types of derivatives, such as futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of the Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

INVERSE FLOATING RATE SECURITIES

We may invest up to 10% of the Virginia Bond Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise
(fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for its higher price volatility and complex structure.

FUTURES CONTRACTS

The Virginia Bond Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON FUTURES CONTRACTS

The Virginia Bond Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS ON FUTURES AND FUTURES ACTIVITY

As noted above, the Virginia Bond Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

     Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options on futures and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     To the extent that the Fund enters into futures contracts and options on futures contracts in each case that are not for BONA FIDE hedging purposes the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the exercise ("strike") price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts and currency options.

SWAP ARRANGEMENTS

The Virginia Bond Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

     The Virginia Bond Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions invest up to 100% of its assets in short-term securities whether or not they are exempt from federal and Virginia state income taxes. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.


                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund may not:

  (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (2) pledge, mortgage, or hypothecate its assets to any extent greater than 10% of the value of its total assets;

  (3) purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;

  (4) purchase any securities which would cause 25% or more of the value of that Fund's total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and, in the case of the Virginia Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;

  (5)  invest in issuers for the purpose of exercising control or management;

  (6)  issue senior securities, except as permitted under the 1940 Act;

  (7) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

  (8) purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

  (9) lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

  (10) purchase on margin or sell short; for purposes of this restriction the deposit or payment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

  (11) purchase  or sell  commodities,  except  that  each  Fund may  invest  in
       financial  futures   contracts,   options  thereon,   and  other  similar
       instruments;

  (12) invest in put, call, straddle, or spread options or interests in oil, gas, or other mineral exploration or development programs, except that a Fund may write covered call options and purchase put options.

     Additionally during normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes and will also be exempt from Virginia state income taxes; and each Fund's net assets will consist of Virginia tax-exempt securities.

ADDITIONAL RESTRICTIONS

The following restrictions are not considered to be fundamental policies of the Funds. The Board of Directors may change these additional restrictions without notice to or approval by the shareholders.

Neither Fund will:

 (1) invest more than 15% (10% with respect to the Virginia Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days; or

 (2) purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                           SPECIAL RISK CONSIDERATIONS

A substantial portion of the Funds' investments will consist of debt obligations issued to obtain funds for bonds issued by or on behalf of Virginia state and local governments and other public authorities (Virginia Issues). For this reason, the Funds are affected by political, economic, regulatory or other developments which constrain the taxing, revenue collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, repay principal, or any premium. The following information constitutes only a brief summary of some of such developments and does not purport to be a complete description.

     Investors should be aware of certain factors that might affect the financial condition of issuers of Virginia municipal securities.

     Virginia Issues may include primarily debt obligations of the subdivisions of the Commonwealth of Virginia issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the Commonwealth of Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the Commonwealth or its political subdivision discussed herein may not be relevant to the Virginia Issues.

     (a) THE COMMONWEALTH AS AN ISSUER. To the extent bonds of the Commonwealth of Virginia are included in the Virginia Issues, information on the financial condition of the Commonwealth is noted. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. According to the Comprehensive Annual Financial Report of the Commonwealth of Virginia for the fiscal year ended June 30, 2001 (the "2001 Fiscal Year"), there were signs of a slowing economy in Virginia during the latter part of the 2001 Fiscal Year even without taking into account the uncertaintly about the economic outlook as a result of the attacks in September 2001. In November 2001, the Secretary of Finance of Virginia estimated special damages to Virginia's economy as a result of the September 2001 attacks of around $1.8 billion.

     During the 2001 Fiscal Year, significant downward revisions in the official revenue estimates were made. After the General Assembly adjourned in the first quarter of 2001 without adopting amendments to balance the budget, administrative actions reduced the expenditures by approximately $500 million. For the 2001 Fiscal Year, Virginia's general fund balance fell by $661.2 million, a decrease of 35.6% over the fiscal year ended June 30, 2000. As of April 2002, total general fund revenues are projected to decline by 2.5% for the fiscal year ending June 30, 2002.

     The Commonwealth currently has a Standard & Poor's rating of AAA, a Moody's rating of Aaa, and a Fitch rating of AAA on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

     (b) BONDS OF OTHER ENTITIES. General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under section 15.1-227.61 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

     Revenue bonds issued by Virginia political subdivisions include (1) revenue bonds payable exclusively from revenue producing governmental enterprises and
(2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.

     Virginia municipal securities that are lease obligations are customarily subject to "non-appropriation" clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. Legal principles may restrict the enforcement of provisions in lease financing limiting the municipal issuer's ability to utilize property similar to that leased in the event that debt service is not appropriated.

     Chapter 9 of the United States Bankruptcy Code, which applies to bankruptcies by political subdivisions, limits the filing under that chapter to political subdivisions that have been specifically authorized to do so under applicable state law. The Company is not aware of any statute in Virginia that gives any such authorization to political subdivisions in Virginia. Bonds payable exclusively by private entities may be subject to the provisions of the United States Bankruptcy Code other than Chapter 9.

     (c) OTHER FACTORS. Virginia municipal issuers are subject to Rule 15c2-12 of the SEC (the "Rule") that requires continuing disclosure, including annual audited financial statements, with respect to those obligations, unless exempted by the Rule.

     Although revenue obligations of the Commonwealth or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on Commonwealth and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

     With respect to Virginia Issues that are backed by a letter of credit issued by a foreign or domestic bank, the ultimate source of payment is the bank. Investment in foreign banks may involve risks not present in domestic investments. These include the fact that the foreign bank may be subject to different, and in some cases less comprehensive, regulatory, accounting, financial reporting and disclosure standards than are domestic banks.

     When Virginia Issues are insured by a municipal bond insurer, there are certain risks which the bond insurance policy typically does not cover. For example, some insurance policies do not insure against loss resulting from: (1) a pre-payment premium; (2) an optional or mandatory redemption (other than sinking fund redemptions); (3) an accelerated payment; (4) a payment of the purchase price of Virginia Issues upon tender thereof; and (5) a preference. Certain municipal bond insurers may not insure against nonpayment of principal of or interest on Virginia Issues resulting from the insolvency, negligence or any other act or omission of a paying agent for Virginia Issues. Also, the capitalization of the various municipal bond insurers is not uniform. If an insurer of Virginia Issues must make payments pursuant to its bond insurance policy, such payments could be limited by, among other things, such companies' capitalization and insurance regulatory authorities.

     The rights of the holders of the Virginia Issues and the enforceability of the Virginia Issues and the financing documents may be subject to (1)
bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors' rights, in effect now or after the date of the issuance of Virginia Issues, to the extent constitutionally applicable, (2) principles of equity, and (3) the exercise of judicial discretion.

     There are risks in any investment program, and there is no assurance that either Fund will achieve its investment objective. Virginia Issues are subject to relative degrees of risk, including credit risk, market volatility, tax law change and fluctuation of the return of the investment of the Virginia Issues proceeds. Credit risk relates to the issuer's, pledgor's, contributor's, grantor's, credit enhancer's and/or guarantor's ability to make timely payments of principal and interest and any premium. Furthermore, in revenue bond financings, the bonds may be payable exclusively from moneys derived from the fees, rents and other charges collected from the bond-financed project. Payment of principal, interest and any premium on the bonds by the issuer of Virginia Issues which are revenue bonds may be adversely affected if the collection of fees, rents and charges from the project is diminished. Market volatility relates to the changes in market price that occur as a result of variations in the level of prevailing interest rates and yield relationships between sectors in the tax-exempt securities market and other market factors. Also, each Fund will be affected by general changes in interest rates nationally which will result in increases or decreases in the value of the securities held by such Fund.

     The ability of each Fund to achieve its investment objectives is dependent on the continuing ability of the issuers of Virginia Issues in which the Fund invests to meet their obligations for the payment of principal, interest and premium when due.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated August 1, 2001, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders. The Manager has no agreement or commitment to place transaction with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated only through purchase of new issue fixed income securities.

     Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party data bases, such as historical data on companies, financial statements, earnings history and estimates and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

     On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

     The tax-exempt security market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

     The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Virginia Bond Fund's portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The Virginia Bond Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains that would otherwsise be the case in the absence of such activities.

     For the last two fiscal years ended March 31, the Virginia Bond Fund's portfolio turnover rates were as follows:

           2001. . . . . 30.28%               2002. . . . .35.06%

     Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.


                              DESCRIPTION OF SHARES

The Funds are series of USAA Tax Exempt Fund, Inc. (the Company) and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on November 16, 1981. The Company is authorized to issue shares in separate series or funds. There are ten mutual funds in the Company, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the Virginia Bond and Virginia Money Market Funds in October 1990.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Directors for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.


                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of each Fund's total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy this requirement.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior undistributed amounts. Each Fund intends to make distributions to avoid imposition of this excise tax.

     For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund's taxable income, although that discount will be included in its gross income for purposes of the 90% test will be added to the adjusted tax basis of those obligations such securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. An investment in a zero coupon bond will result in original issue discount.

     Debt securities may be purchased by a Fund at a market discount. Market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

     The Funds may also purchase debt securities at a premium, I.E., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce Fund's adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and, generally must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the paid during the following January. It is expected that none of the Funds' distributions will qualify for the corporate dividends-received deduction.

     To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

     A shareholder of the Virginia Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the redemption or exchange will be disallowed to the extent of such exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges that Fund's shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

     The Funds may invest in private activity bonds. Interest on certain private activity bonds generally is an item of tax preference for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

     Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis of such opinions.


                                VIRGINIA TAXATION

As a regulated investment company, each Fund may distribute dividends (Virginia exempt-interest dividends) and capital gains (Virginia exempt-capital gains) that are exempt from the Virginia income tax to its shareholders if (1) at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations, the interest on which is excluded from gross income for federal income tax purposes and (2) the Fund satisfies certain Virginia reporting requirements. The Funds intend to qualify and report under the above requirement so that they can distribute Virginia exempt-interest dividends and Virginia exempt-capital gains. If a Fund fails to so qualify or report, no part of its dividends or capital gains will be exempt from the Virginia income tax.

     The portion of dividends constituting Virginia exempt-interest dividends is that portion derived from obligations of Virginia or its political subdivisions or instrumentalities which pay interest excludable from federal gross income or derived from obligations of the United States which pay interest excludable from Virginia taxable income under the laws of the United States. Dividends (1) paid by the Funds, (2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will be exempt from the Virginia income tax.

     The portion of distributions constituting Virginia exempt-capital gains is that portion derived from long-term capital gains on the sale or exchange by the Funds of obligations of the Commonwealth of Virginia, any political subdivision or instrumentality of the Commonwealth, or the United States.

     To the extent any portion of the dividends distributed to the shareholders by the Funds is derived from taxable interest for Virginia purposes or, as a general rule, net short-term gains, such portion will be taxable to the shareholders as ordinary income. Distributions of long-term capital gains, other than Virginia exempt-capital gains, realized and distributed by the Funds generally will be taxable to their shareholders regardless of how long the shareholders have held their shares. Generally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Virginia income tax purposes.

     The foregoing is only a summary of some of the important Virginia income tax considerations generally affecting the Funds and their shareholders, and does not address any Virginia taxes other than income taxes. No attempt is made to present a detailed explanation of the Virginia income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Accordingly, potential investors in the Funds should consult their tax advisers with respect to the application of Virginia taxes to the receipt of the Funds' dividends and other distributions and as to their own Virginia tax situation.


                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Director shall be fifteen
(15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors or Trustees of the USAA family of funds consisting of four registered investment companies offering 39 individuals funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

INTERESTED DIRECTORS1

Robert G. Davis  2
Director and Chairman of the Board of Directors
Date of Birth: November 1946

President and Chief Executive Officer of United Services Automobile  Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds consisting. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

Christopher W. Claus 2, 4
Senior Vice President
Date of Birth:  December 1960

President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of the USAA Life Investment Trust, a registered investment company offering five individual funds.

NON INTERESTED DIRECTORS

Barbara B. Dreeben 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: June 1945

President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben serves as Director/Trustee of the USAA family of funds. Ms. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Robert L. Mason, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1946

Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Michael F. Reimherr 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: August 1945

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a

Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Laura T. Starks, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: February 1950

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of
Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Richard A. Zucker 2, 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1943

Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS1

Clifford A. Gladson
Vice President
Date of Birth: November 1950

Vice President, Fixed Income Investments, IMCO (5/02-present); Vice President, Mutual Fund Portfolio, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment compnay offering five individual funds.

Stuart Wester
Vice President
Date of Birth: June 1947

Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

Michael D. Wagner
Secretary
Date of Birth: July 1948

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (1/99-present); Vice President, Corporate Counsel, USAA (1982-1/99). Mr. Wagner also holds the officer position of Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds, and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Mark S. Howard
Assistant Secretary
Date of Birth: October 1963

Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also holds the officer position of Assistant Secretary for

IMCO, USAA Shareholder Account Services, USAA Financial Planning Services, the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

David M. Holmes
Treasurer
Date of Birth: June 1960

Senior Vice President,  Senior  Financial  Officer,  IMCO  (6/01-present);  Vice
President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the officer position of Treasurer of the USAA family of funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr.
Assistant Treasurer
Date of Birth: November 1960

Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO(9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo holds the officer position of Assistant Treasurer for the USAA family of funds.

------------------------

 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

     The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the independent auditors' reports, and undertakes certain studies and analyses as directed by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     The Board of Directors typically conducts regular meetings six times a year to review the operations of the Funds in the USAA family of funds. A portion of these meetings is devoted to meetings of various committees of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

     During the Funds' most recent full fiscal year ended March 31, 2002, the Board of Directors held meetings ten times; the Executive Committee held no meetings, the Audit Committee held meetings four times; the Pricing and Investment Committee held meetings four times; and the Corporate Governance Committee held meetings eight times.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Mark S. Rapp, Senior Vice President, Marketing. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Company Funds listed in this SAI and in all the USAA family of funds overseen by the Directors as of the calendar year ended December 31, 2001.



                                                                  USAA FAMILY
                            VIRGINIA       VIRGINIA MONEY          OF FUNDS
                            BOND FUND        MARKET FUND             TOTAL

INTERESTED DIRECTORS
Robert G. Davis                None              None                None
Christopher W. Claus           None              None            Over $100,000
David G. Peebles               None              None            Over $100,000

NON INTERESTED DIRECTORS
Barbara B. Dreeben             None              None            Over $100,000
Robert L. Mason                None              None          $50,001-$100,000
Michael F. Reimherr            None              None            Over $100,000
Laura T. Starks                None              None          $50,001-$100,000
Richard A. Zucker              None              None            Over $100,000


     There were no transactions or series of similar transactions relating directly or indirectly to the Non Interested Independent Directors of the Company and their immediate family members in which the amount involved exceeded $60,000 during the past two calendar years ended December 31, 2001.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 2002.

             NAME                    AGGREGATE              TOTAL COMPENSATION
              OF                   COMPENSATION                FROM THE USAA
           DIRECTOR              FROM THE COMPANY           FAMILY OF FUNDS (B)

   INTERESTED DIRECTORS
   Robert G. Davis                  None (a)                      None (a)
   Christopher W. Claus             None (a)                      None (a)
   David G. Peebles (c)             None (a)                      None (a)

   NON INTERESTED DIRECTORS
   Barbara B. Dreeben                $ 10,250                    $ 41,000
   Robert L. Mason                   $  9,875                    $ 39,500
   Michael F. Reimherr               $  10,250                   $ 41,000
   Laura T. Starks                   $  10,250                   $ 41,000
   Richard A. Zucker                 $  10,250                   $ 41,000


--------------
(a) Robert G. Davis, Christopher W. Claus, and David G. Peebles are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA family of funds.

(b) At March 31, 2002, the USAA family of funds consisted of four registered investment companies offering 39 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA family of funds.

(c) Effective April 30, 2002, David G. Peebles retired from IMCO and the Board of Directors.

     All of the above Directors are also Directors/Trustees of the other funds within the USAA family of funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 2002, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     The Company knows of no one person who, as of June 30, 2002, held of record or owned beneficially 5% or more of either Fund's shares.

APPROVAL OF ADVISORY AGREEMENT

At a meeting of the Board of Directors held on April 24, 2002, the Board approved the continuation of the Company's Advisory Agreement for a one-year period ending June 30, 2003. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. Among others, the Board considered the following factors and information: (i) the services provided to the Company by the Manager under the Advisory Agreement; (ii) other services provided by the Manager and its affiliates under other agreements including administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Company; (iii) the personnel who provide these services; (iv) the Manager's costs of providing services and the direct and indirect benefits to the Manager from its relationship with the Company; (v) the Manager's compensation for investment advisory services as well as the Manager's profitability under the Advisory Agreement; (vi) the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Company; (vii) the Manager's access to research services from brokers to which the Manager may have allocated Company brokerage in a "soft dollar" arrangement;
(viii) information provided by Lipper, Inc. that compared the Company's advisory fee rate, expense ratios and historical performance to those of comparable funds; (ix) voluntary fee waivers and expense reimbursements agreed to by the Manager; (x) whether the Company has experienced growth in its assets and, if so, whether the Manager has experienced economies of scale; and (xi) materials supplied by the non-interested Directors' independent counsel that were prepared for use by the Board in fulfilling its duties under the Investment Company Act. Throughout their deliberations, the non-interested Directors were represented and assisted by independent counsel.


                              THE COMPANY'S MANAGER

As described in the prospectus, USAA Investment Management Company (IMCO) is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Tax Exempt Fund, Inc. from its inception.

     In addition to managing the Company's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $40 billion, of which approximately $27 billion were in mutual fund portfolios.

     While the officers and employees of IMCO, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by IMCO and the Funds. The Joint Code of Ethics was designed to ensure that the shareholders' interests come before those of the individuals who manage their Funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Joint Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades. A copy of the Joint Code of Ethics for IMCO has been filed with the SEC and is available for public view.

ADVISORY AGREEMENT

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Company has agreed to pay IMCO a fee computed as described under FUND MANAGEMENT in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Directors of the Company if such persons are also employees of IMCO or its affiliates.

     Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 2003, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     From time to time IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO may modify or eliminate the voluntary waiver at any time without prior notice to shareholders.

     For the last three fiscal years ended March 31, management fees were as follows:

                                       2000          2001               2002

   Virginia Bond Fund              $1,270,143      $1,305,019      $ 1,472,534
   Virginia Money Market Fund      $  472,606      $  523,895      $   557,754

     Beginning with the month ended July 31, 2002, the Virginia Bond Fund's management fees are based upon two components: a base fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This fee is allocated between the Funds based on the relative net assets of each. This fee is computed and paid at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) for that portion of average net assets over $100 million; and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to its relevant index. The Virginia Bond Fund's performance will be measured relative to that of the Lipper Virginia Municipal Debt Fund Index. With respect to the Virginia Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of the Virginia Bond Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance  period  will  consist of the  current  month plus the  previous  35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365. The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:


                               VIRGINIA BOND FUND

   OVER/UNDER PERFORMANCE                          ANNUAL ADJUSTMENT RATE
      RELATIVE TO INDEX                       (IN BASIS POINTS AS A PERCENTAGE
     (IN BASIS POINTS) 1                       OF A FUND'S AVERAGE NET ASSETS)
        +/- 20 to 50                                        +/- 4
        +/- 51 to 100                                       +/- 5
     +/- 101 and greater                                    +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


     For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:


                                                              EXAMPLES

                                  1             2            3             4           5            6
Fund Performance (a)            6.80%         5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)
Index Performance (a)           4.75%         5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                                -----         -----        -----         -----      ------        -----
Over/Under Performance (b)     + 205           +15         - 40          + 95       - 145          - 15
Annual Adjustment Rate (b)       + 6             0           -4           + 5         - 6             0
Monthly Adjustment Rate (c)     .0049%           n/a      (.0033%)      .0041%      (.0049%)         n/a
Base Fee for Month           $ 221,918     $ 221,918    $ 221,918     $221,918    $ 221,918    $ 221,918
Performance Adjustment          41,650             0      (28,050)      34,850      (41,650)           0
                             ----------------------------------------------------------------------------
Monthly Fee                  $ 263,568     $ 221,918    $ 193,868     $256,768    $ 180,268    $ 221,918
                             ============================================================================

   (a)  Average annual performance over a 36-month period
   (b)  In basis points
   (c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

      The Virginia Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the Virginia Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement, IMCO is obligated on a continuous basis to provide such administrative services as the Board of
Directors   of  the  Company   reasonably   deems   necessary   for  the  proper
administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) for the Virginia Bond Fund and one-tenth of one percent (.10%) for the Virginia Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Company paid IMCO the following administration fees:

      Virginia Bond Fund                                    $  1,472,534
      Virginia Money Market Fund                            $    557,754

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.


                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investments.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1800, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

For the fiscal year ended March 31, 2002, KPMG LLP, former independent public accountants, 112 East Pecan Street, Suite 2400, San Antonio, TX 78205, served as auditors of the Funds. Ernst & Young LLP, independent public accountants, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, TX 78205, have been selected as auditors of the Funds of the Company for the fiscal year ending March 31, 2003. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.


                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THESE FUNDS FLUCTUATE? in the prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

TOTAL RETURN

The Virginia Bond Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods ended March 31, 2002.

                                             1        5        10        FROM
VIRGINIA BOND FUND                         YEAR     YEAR      YEAR     10/15/90
-------------------------------------------------------------------------------

Return Before Taxes                        3.02%    5.72%     6.36%      6.91%
Return After Taxes on Distributions        3.02%    5.72%     6.31%      6.86%
Return After Taxes on
  Distributions and Sale of Fund Shares    3.79%    5.68%     6.25%      6.76%

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

TOTAL RETURN (BEFORE TAXES)

Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

Where:      P   =    a hypothetical initial payment of $1,000
            T   =    average annual total return
            n   =    number of years
          ERV   =    ending redeemable  value of a  hypothetical  $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

INSTRUCTIONS:
 1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

 2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

 3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

 4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVD

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
            ATVD   =  ending value of a  hypothetical  $1,000  payment  made  at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:
 1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

 2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

 3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

 4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

 5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES )

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVDR

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
           ATVDR   =  ending value of  a   hypothetical  $1,000  payment made at
                      the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:
 1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

 2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

 3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

 4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

 5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

 6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

YIELD

The Virginia Bond Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/(cd)+1)*6 -1]

Where:      a   =  dividends and interest earned during the period
            b   =  expenses accrued for the period (net of reimbursement)
            c   =  the average daily number  of  shares  outstanding  during the period that were  entitled to receive  dividends
            d   =  the maximum  offering  price per share on the last day of the period

     For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in the Fund's portfolio and all recurring charges are recognized.

     The Fund's 30-day yield for the period ended March 31, 2002, was 4.49%.

YIELD -- VIRGINIA MONEY MARKET FUND

When the Virginia Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

             Yield For 7-day Period Ended March 31, 2002, was 0.97%. Effective Yield For 7-day Period Ended March 31, 2002, was 0.97%.

TAX-EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax-equivalent yield" means converting a tax-exempt yield to a pretax-equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. The Virginia Money Market Fund may advertise performance in terms of a tax-equivalent yield based on the 7-day yield or effective yield and the Virginia Bond Fund may advertise performance in terms of a 30-day tax-equivalent yield.

     To calculate a tax-equivalent yield, the Virginia investor must know his Effective Marginal Tax Rate or EMTR. Assuming an investor can fully itemize deductions on his or her federal tax return, the EMTR is the sum of the federal marginal tax rate and the state marginal tax rate adjusted to reflect the deductibility of state taxes from federal taxable income. The formula for computing the EMTR to compare with fully taxable securities subject to both federal and state taxes is:

     EMTR = Federal Marginal Tax Rate + [State Marginal Tax Rate x (1-Federal Marginal Tax Rate)]

     The tax-equivalent yield is then computed by dividing the tax-exempt yield of a fund by the complement of the EMTR. The complement, for example, of an EMTR of 38.74% is 61.26%, that is (1.00-0.3968= 0.6126).

    Tax-Equivalent Yield = Tax-Exempt Yield / (1-Effective Marginal Tax Rate)

     Using a federal marginal tax rate of 35% and state marginal tax rate of 5.75%, resulting in an EMTR of 38.74%, the tax-equivalent yields for the Virginia Bond and Virginia Money Market Funds for the period ended March 31, 2002, were 7.33% and 1.58%, respectively.

              APPENDIX A -- TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by the states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

     The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), and Fitch Ratings (Fitch), represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

1.  LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

2. SHORT-TERM DEBT RATINGS:

MOODY'S STATE AND TAX-EXEMPT NOTES

MIG-1/VMIG1           This  designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG2           This  designation  denotes   high  quality.    Margins  of
                      protection  are  ample  although   not so large  as in the
                      preceding group.

MOODY'S COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           o Leading market positions in well-established industries.

           o High rates of return on funds employed.

           o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

           o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

           o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P TAX-EXEMPT NOTES

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P COMMERCIAL PAPER

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH'S COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND TAX-EXEMPT NOTES

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


                APPENDIX B -- COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOND BUYER, a daily newspaper that covers bond market news.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national   association  of  the  American
Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTER'S COMPANY FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service that tracks open-end mutual funds).

MUNI BOND FUND REPORT, a monthly newsletter that covers news on the municipal bond market and features performance data for municipal bond mutual funds.

MUNIWEEK, a weekly newspaper that covers news on the municipal bond market.

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

     In addition to the sources above, performance of our Funds may also be tracked by Lipper, A Reuter's Company and Morningstar, Inc. Each Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective(s) and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     For comparative purposes, unmanaged indices of comparable securities or economic data may be cited. Examples include the following:

      -Shearson Lehman Hutton Bond Indices, indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

      -Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in MUNIWEEK and THE BOND BUYER.

     Other sources for total return and other performance data which may be used by the Funds or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------

                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100     $10         10          $6          16.67       $10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500  ***$41         62.77    ***$39         66.35    ***$46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

                APPENDIX D - USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


      ----------------------                   ------------
       ASSET ALLOCATION FUNDS                  INDEX FUNDS
       ----------------------                  ------------
         Balanced Strategy                  Extended Market Index
        Cornerstone Strategy                 Global Titans Index
      Growth and Tax Strategy                  Nasdaq-100 Index
                                         S&P 500 Index Member Shares
                                         S&P 500 Index Reward Shares

           ------------                   ---------------------
           EQUITY FUNDS                   TAX EXEMPT BOND FUNDS
           ------------                   ---------------------
        Aggressive Growth                       Long-Term
          Capital Growth                     Intermediate-Term
         Emerging Markets                      Short-Term
        First Start Growth                   State Bond/Income
   Precious Metals and Minerals
             Growth
        Growth & Income
           Income Stock                     ------------------
          International                     TAXABLE BOND FUNDS
       Science & Technology                 ------------------
         Small Cap Stock                           GNMA
              Value                      High-Yield Opportunities
           World Growth                           Income
                                          Intermediate-Term Bond
                                              Short-Term Bond


                                            ------------------
                                            MONEY MARKET FUNDS
                                            ------------------
                                               Money Market
                                         Tax Exempt Money Market
                                       Treasury Money Market Trust
                                            State Money Market


FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS 50 INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

17004-0802

                           USAA TAX EXEMPT FUND, INC.

PART C.  OTHER INFORMATION
         -----------------

Item 23. EXHIBITS

EXHIBIT NO.                DESCRIPTION OF EXHIBITS

 1   (a)   Articles of Incorporation dated November 13, 1981 (1)
     (b) Articles of Amendment to Articles of Incorporation dated December 18, 1981 (1)
     (c)   Articles Supplementary dated December 21, 1983 (1)
     (d) Articles of Amendment to Articles of Incorporation dated July 17, 1984 (1)
     (e)   Articles Supplementary dated July 27, 1984 (1)
     (f)   Articles Supplementary dated August 1, 1985 (1)
     (g)   Articles Supplementary dated January 17, 1986 (1)
     (h)   Articles Supplementary dated September 15, 1988 (1)
     (i)   Articles Supplementary dated May 18, 1989 (1)
     (j)   Articles Supplementary dated August 24, 1989 (1)
     (k)   Articles Supplementary dated January 29, 1990 (1)
     (l)   Articles Supplementary dated July 25, 1990 (1)
     (m)   Articles Supplementary dated May 2, 1991 (1)
     (n)   Articles Supplementary dated September 9, 1991 (1)
     (o)   Articles Supplementary dated May 12, 1992 (1)
     (p) Articles of Amendment to Articles of Incorporation dated July 22, 1992 (1)
     (q)   Articles Supplementary dated October 28, 1992 (1)
     (r)   Articles Supplementary dated January 28, 1993 (1)
     (s)   Articles Supplementary dated March 23, 1993 (1)
     (t)   Articles Supplementary dated May 5, 1993 (1)
     (u)   Articles Supplementary dated November 8, 1993 (1)
     (v)   Articles Supplementary dated January 18, 1994 (1)
     (w)   Articles Supplementary dated April 11, 1994 (1)
     (x)   Articles Supplementary dated July 9, 1997 (4)
     (y)   Articles Supplementary dated March 4, 1998 (5)
     (z)   Articles Supplementary dated April 3, 1998 (5)

 2         Bylaws as amended September 17, 2001  (filed herewith)

 3         SPECIMEN CERTIFICATES FOR SHARES OF
     (a)   Short-Term Fund (1)
     (b)   Intermediate-Term Fund (1)
     (c)   Long-Term Fund (1)
     (d)   Tax Exempt Money Market Fund (1)
     (e)   California Bond Fund (1)
     (f)   California Money Market Fund (1)
     (g)   New York Bond Fund (1)
     (h)   New York Money Market Fund (1)
     (i)   Virginia Bond Fund (1)
     (j)   Virginia Money Market Fund (1)

EXHIBIT NO.        DESCRIPTION OF EXHIBITS

 4   (a)   Advisory Agreement dated August 1, 2001 (filed herewith)
     (b) Administration and Servicing Agreement dated August 1, 2001 (filed herewith)

 5   (a)   Underwriting Agreement dated July 25, 1990 (1)
     (b) Letter Agreement dated July 26, 1990 adding New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)

 6         Not Applicable

 7   (a)   Custodian Agreement dated June 23, 1989 (1)
     (b) Letter Agreement dated July 26, 1990 adding New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)
     (c)   Subcustodian Agreement dated March 24, 1994 (3)

 8   (a)   Transfer Agency  Agreement dated November 15, 2001 (filed herewith)
     (b) Master Revolving Credit Facility Agreement with Bank of America dated January 10, 2002
                 (filed herewith)
     (c)   Master  Revolving   Credit  Facility   Agreement  with  USAA  Capital
            Corporation dated January 9, 2002 ($400,000,000) (filed herewith)

 9         Opinion and Consent of Counsel (filed herewith)

 10        Consent of Independent Auditors (filed herewith)

 11        Omitted Financial statements - Not Applicable

 12        SUBSCRIPTIONS AND INVESTMENT LETTERS
     (a) Short-Term Fund, Intermediate-Term Fund, and High-Yield Fund dated December 7, 1981 (1)
     (b) California Bond Fund and California Money Market Fund dated June 23, 1989 and June 26, 1989 (1)
     (c) New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund dated September 5, 1990 (1)

    13     12b-1 Plans - Not Applicable

    14     18f-3 Plans - Not Applicable

    15     Plan Adopting Multiple Class of Shares - Not Applicable

    16     CODE OF ETHICS  (8)

EXHIBIT NO.        DESCRIPTION OF EXHIBITS

 17        POWERS OF ATTORNEY
     (a) Powers of Attorney for Robert G. Davis, Michael Reimherr, Richard A. Zucker, Barbara B. Dreeben, Laura T. Starks, and Robert L. Mason, dated July 19, 2000(7)

_____________________


 (1) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 24, 1995.

 (2) Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 22, 1996.

 (3) Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 25, 1996.

 (4) Previously filed with Post-Effective Amendment No. 26 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 30, 1997.

 (5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 29, 1998.

 (6) Previously filed with Post-Effective Amendment No. 28 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on June 1, 1999.

 (7) Previously filed with Post-Effective Amendment No. 29 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 31, 2000.

 (8) Previously filed with Post-Effective Amendment No. 30 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on June 22, 2001.

 (9) Previously filed with Post-Effective Amendment No. 31 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 26, 2001.

Item 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

             Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 25.     INDEMNIFICATION

             Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is proided by two methods:

             (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant.

             (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed
                  (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director, officer, agent or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances, even if the appropriate standard of conduct set forth above was not met. Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

                  Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

Item 27.      PRINCIPAL UNDERWRITERS

             (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Mutual Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

             (b) Following is information concerning directors and executive officers of USAA Investment Management Company.


NAME AND PRINCIPAL          POSITION AND OFFICES          POSITION AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER              WITH REGISTRANT
-----------------           --------------------          ---------------------

Robert G. Davis             Director and Chairman         Director and Chairman
9800 Fredericksburg Road        of the Board of              of the Board of
San Antonio, TX  78288          Directors                    Directors

Christopher W. Claus        Chief Executive Officer,      President, Director
9800 Fredericksburg Road        President, Director,         and Vice Chairman
San Antonio, TX  78288          and Vice Chairman of         of the Board of
                                the Board of Directors       Directors

Clifford A. Gladson         Vice President,               Vice President
9800 Fredericksburg Road        Mutual Fund Portfolios
San Antonio, TX  78288

Stuart Wester               Senior Vice President,        Vice President
9800 Fredericksburg Road        Equity Investments
San Antonio, TX  78288

Michael D. Wagner           Vice President,               Secretary
9800 Fredericksburg Road        Secretary and Counsel
San Antonio, TX  78288

David M. Holmes             Senior Vice President,        Treasurer
9800 Fredericksburg Road        Senior Financial Officer,
San Antonio, TX  78288          and Treasurer


Mark S. Howard              Senior Vice President,        Assistant Secretary
9800 Fredericksburg Road        Securities Counsel and
San Antonio, TX  78288          Compliance, and Assistant
                                Secretary


              (c)  Not Applicable.

Item 28.      LOCATION OF ACCOUNTS AND RECORDS

              The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

                           USAA Shareholder Account Services
                           10750 Robert F. McDermott Freeway
                           San Antonio, Texas 78288

                           State Street Bank and Trust Company
                           1776 Heritage Drive
                           North Quincy, Massachusetts 02171

Item 29.      MANAGEMENT SERVICES

              Not Applicable

Item 30.      UNDERTAKINGS

              None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 31ST day of July 2002.

                                              USAA TAX EXEMPT FUND, INC.

                                              /S/ CHRISTOPHER W. CLAUS
                                              ------------------------
                                              Christopher W. Claus
                                              President

     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

         (Signature)                  (Title)                     (Date)

/S/ROBERT G. DAVIS
-------------------         Chairman of the
Robert G. Davis             Board of Directors               July 31, 2002

/S/CHRISTOPHER W. CLAUS
------------------------    Vice Chairman of the Board
Christopher W. Claus        of Directors and President
                            (Principal Executive Officer)    July 31, 2002
/S/DAVID M. HOLMES
-------------------         Treasurer (Principal
David M. Holmes             Financial and
                            Accounting Officer)              July 31, 2002

/S/BARBARA B. DREEBEN
---------------------
Barbara B. Dreeben          Director                         July 31, 2002


/S/ROBERT L. MASON
-------------------
Robert L. Mason             Director                         July 31, 2002

/S/MICHAEL F. REIMHERR
----------------------
Michael F. Reimherr         Director                         July 31, 2002

/S/LAURA T. STARTKS
-------------------
Laura T. Starks             Director                         July 31, 2002

/S/RICHARD A. ZUCKER
---------------------
Richard A. Zucker           Director                         July 31, 2002

                                  Exhibit Index

EXHIBIT                    ITEM                                      PAGE NO. *
-------                    ----                                      ----------

 1   (a)   Articles of Incorporation dated November 13, 1981 (1)
     (b) Articles of Amendment to Articles of Incorporation dated December 18, 1981 (1)
     (c)   Articles Supplementary dated December 21, 1983 (1)
     (d) Articles of Amendment to Articles of Incorporation dated July 17, 1984 (1)
     (e)   Articles Supplementary dated July 27, 1984 (1)
     (f)   Articles Supplementary dated August 1, 1985 (1)
     (g)   Articles Supplementary dated January 17, 1986 (1)
     (h)   Articles Supplementary dated September 15, 1988 (1)
     (i)   Articles Supplementary dated May 18, 1989 (1)
     (j)   Articles Supplementary dated August 24, 1989 (1)
     (k)   Articles Supplementary dated January 29, 1990 (1)
     (l)   Articles Supplementary dated July 25, 1990 (1)
     (m)   Articles Supplementary dated May 2, 1991 (1)
     (n)   Articles Supplementary dated September 9, 1991 (1)
     (o)   Articles Supplementary dated May 12, 1992 (1)
     (p) Articles of Amendment to Articles of Incorporation dated July 22, 1992 (1)
     (q)   Articles Supplementary dated October 28, 1992 (1)
     (r)   Articles Supplementary dated January 28, 1993 (1)
     (s)   Articles Supplementary dated March 23, 1993 (1)
     (t)   Articles Supplementary dated May 5, 1993 (1)
     (u)   Articles Supplementary dated November 8, 1993 (1)
     (v)   Articles Supplementary dated January 18, 1994 (1)
     (w)   Articles Supplementary dated April 11, 1994 (1)
     (x)   Articles Supplementary dated July 9, 1997 (4)
     (y)   Articles Supplementary dated March 4, 1998 (5)
     (z)   Articles Supplementary dated April 3, 1998 (5)

 2         Bylaws as amended September 17, 2001 (filed herewith)            393

 3         SPECIMEN CERTIFICATES FOR SHARES OF
     (a)   Short-Term Fund (1)
     (b)   Intermediate-Term Fund (1)
     (c)   Long-Term Fund (1)
     (d)   Tax Exempt Money Market Fund (1)
     (e)   California Bond Fund (1)
     (f)   California Money Market Fund (1)
     (g)   New York Bond Fund (1)
     (h)   New York Money Market Fund (1)
     (i)   Virginia Bond Fund (1)
     (j)   Virginia Money Market Fund (1)

 4   (a)   Advisory Agreement dated August 1, 2001  (filed herewith)        404
     (b)   Administration and Servicing Agreement dated August 1, 2001
           (filed herewith)                                                 418

                              Exhibit Index, cont.

EXHIBIT  ITEM                                                        PAGE NO. *
-------  ----                                                        ----------
 5   (a)   Underwriting Agreement dated July 25, 1990 (1)
     (b)   Letter Agreement dated July 26, 1990 adding New York Bond Fund,
            New York Money Market Fund, Virginia Bond Fund, and
            Virginia Money Market Fund (1)

 6         Not Applicable

 7   (a)   Custodian Agreement dated June 23, 1989 (1)
     (b)   Letter Agreement dated July 26, 1990 adding New York
            Bond Fund, New York Money Market Fund, Virginia Bond
            Fund, and Virginia Money Market Fund (1)
     (c)   Subcustodian Agreement dated March 24, 1994 (3)

 8   (a)   Transfer Agency Agreement dated November 15, 2001
            (filed herewith)                                                425
     (b)   Master Revolving Credit Facility Agreement with Bank of
            America dated January 10, 2001 (filed herewith)                 438
     (c) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 9, 2001 ($400,000,000)
            (filed herewith)                                                464

 9         Opinion and Consent of Counsel (filed herewith)                  496

 10        Consent of Independent Auditors (filed herewith)                 499

 11        Omitted Financial statements - Not Applicable

 12        SUBSCRIPTIONS AND INVESTMENT LETTERS
     (a) Short-Term Fund, Intermediate-Term Fund, and High-Yield Fund dated December 7, 1981 (1)
     (b) California Bond Fund and California Money Market Fund dated June 23, 1989 and June 26, 1989 (1)
     (c) New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund dated
            September 5, 1990 (1)

 13        12b-1 Plans - Not Applicable

 14        18f-3 Plans - Not Applicable

 15        Plan Adopting Multiple Class of Shares - Not Applicable

 16        CODE OF ETHICS (8)

                              Exhibit Index, cont.
EXHIBIT  ITEM                                                        PAGE NO. *
-------  ----                                                        ----------
 17        POWERS OF ATTORNEY
     (a)   Powers of Attorney for Robert G. Davis, Michael F. Reimherr,
            Robert L. Mason, Barbara B. Dreeben, Laura T. Starks, and
            Richard A. Zucker dated July 19, 2000 (7)
---------------


 (1) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on
       July 24, 1995.

 (2) Previously filed with Post-Effective Amendment   No. 24  of the Registrant
      (No. 2-75093)  filed with  the  Securities  and  Exchange   Commission on
      May 22, 1996.

 (3) Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 25, 1996.

 (4) Previously filed with Post-Effective Amendment No. 26 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 30, 1997.

 (5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 29, 1998.

 (6) Previously filed with Post-Effective Amendment No. 28 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on June 1, 1999.

 (7) Previously filed with Post-Effective Amendment No. 29 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 31, 2000.

 (8) Previously filed with Post-Effective Amendment No. 30 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on June 22, 2001.

(9) Previously filed with Post-Effective Amendment No. 31 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 26, 2001.

--------------------------------------------------------

   *  Refers to sequentially numbered pages